UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

Item 1.

Reports to Stockholders

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2005 Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠

Semi-Annual Report

January 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to shareholders
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	14.0
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Government Money Market Fund 1.62%	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Commodity Strategy Fund	3.5
81.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.1%
International Equity Funds	11.3%
Bond Funds	55.3%
Short-Term Funds	23.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	2,295	$23,892
Fidelity Series Blue Chip Growth Fund (a)	2,699	41,800
Fidelity Series Commodity Strategy Fund (a)	69,980	308,612
Fidelity Series Growth Company Fund (a)	4,691	85,758
Fidelity Series Intrinsic Opportunities Fund (a)	6,293	102,256
Fidelity Series Large Cap Stock Fund (a)	5,863	90,408
Fidelity Series Large Cap Value Index Fund (a)	1,939	25,032
Fidelity Series Opportunistic Insights Fund (a)	2,508	46,502
Fidelity Series Small Cap Discovery Fund (a)	1,028	11,756
Fidelity Series Small Cap Opportunities Fund (a)	2,701	37,088
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,609	69,892
Fidelity Series Value Discovery Fund (a)	3,817	49,653
TOTAL DOMESTIC EQUITY FUNDS
(Cost $890,770)		892,649

International Equity Funds - 11.3%
Fidelity Series Canada Fund (a)	3,114	34,909
Fidelity Series Emerging Markets Fund (a)	4,506	42,583
Fidelity Series Emerging Markets Opportunities Fund (a)	19,171	376,903
Fidelity Series International Growth Fund (a)	11,284	196,009
Fidelity Series International Small Cap Fund (a)	2,651	44,513
Fidelity Series International Value Fund (a)	19,391	185,185
Fidelity Series Overseas Fund (a)	10,975	116,888
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $961,409)		996,990

Bond Funds - 55.3%
Fidelity Series Corporate Bond Fund (a)	64,750	710,302
Fidelity Series Emerging Markets Debt Fund (a)	5,727	55,498
Fidelity Series Floating Rate High Income Fund (a)	1,400	13,023
Fidelity Series Government Bond Index Fund (a)	91,333	979,088
Fidelity Series High Income Fund (a)	6,943	65,960
Fidelity Series Inflation-Protected Bond Index Fund (a)	104,024	1,058,962
Fidelity Series International Credit Fund (a)	433	4,464
Fidelity Series Investment Grade Bond Fund (a)	86,690	1,021,213
Fidelity Series Investment Grade Securitized Fund (a)	67,311	698,011
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,887	225,733
Fidelity Series Real Estate Income Fund (a)	3,753	42,336
TOTAL BOND FUNDS
(Cost $4,682,270)		4,874,590

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	410,600	410,600
Fidelity Series Short-Term Credit Fund (a)	40,768	412,980
Fidelity Series Treasury Bill Index Fund (a)	123,524	1,235,240
TOTAL SHORT-TERM FUNDS
(Cost $2,053,382)		2,058,820
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,587,831)		8,823,049
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,485)
NET ASSETS - 100%		$8,819,564

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$20,173	$10,649	$7,443	$1,530	$(755)	$1,268	$23,892
Fidelity Series Blue Chip Growth Fund	34,827	17,711	10,973	3,985	1	234	41,800
Fidelity Series Canada Fund	17,267	18,372	1,227	485	(8)	505	34,909
Fidelity Series Commodity Strategy Fund	220,681	135,262	32,281	3,786	(1,313)	(13,737)	308,612
Fidelity Series Corporate Bond Fund	488,227	254,933	56,855	11,913	(35)	24,032	710,302
Fidelity Series Emerging Markets Debt Fund	45,351	19,777	9,313	1,403	(444)	127	55,498
Fidelity Series Emerging Markets Fund	23,291	22,151	2,948	828	(9)	98	42,583
Fidelity Series Emerging Markets Opportunities Fund	209,317	193,094	38,573	8,303	46	13,019	376,903
Fidelity Series Floating Rate High Income Fund	9,415	4,402	780	308	(2)	(12)	13,023
Fidelity Series Government Bond Index Fund	669,456	352,098	65,129	10,560	(134)	22,797	979,088
Fidelity Series Government Money Market Fund 1.62%	289,722	145,548	24,670	3,167	--	--	410,600
Fidelity Series Growth Company Fund	69,699	35,995	22,773	7,909	366	2,471	85,758
Fidelity Series High Income Fund	47,607	22,240	3,917	1,774	1	29	65,960
Fidelity Series Inflation-Protected Bond Index Fund	846,480	368,258	170,413	11,711	1,343	13,294	1,058,962
Fidelity Series International Credit Fund	4,229	203	--	203	--	32	4,464
Fidelity Series International Growth Fund	158,131	65,143	38,161	6,095	588	10,308	196,009
Fidelity Series International Small Cap Fund	34,041	17,270	8,696	1,839	59	1,839	44,513
Fidelity Series International Value Fund	148,030	68,817	33,892	6,764	(413)	2,643	185,185
Fidelity Series Intrinsic Opportunities Fund	85,017	50,226	31,905	4,549	(289)	(793)	102,256
Fidelity Series Investment Grade Bond Fund	712,639	358,329	74,497	12,653	(12)	24,754	1,021,213
Fidelity Series Investment Grade Securitized Fund	505,225	248,429	56,646	12,918	(35)	1,038	698,011
Fidelity Series Large Cap Stock Fund	74,623	41,406	27,488	4,375	97	1,770	90,408
Fidelity Series Large Cap Value Index Fund	21,580	11,093	7,450	1,363	50	(241)	25,032
Fidelity Series Long-Term Treasury Bond Index Fund	227,793	99,253	108,842	15,917	7,976	(447)	225,733
Fidelity Series Opportunistic Insights Fund	38,453	18,544	10,392	3,369	13	(116)	46,502
Fidelity Series Overseas Fund	3,579	109,270	--	295	--	4,039	116,888
Fidelity Series Real Estate Income Fund	30,112	14,384	2,445	1,563	3	282	42,336
Fidelity Series Short-Term Credit Fund	289,787	145,689	25,624	4,567	3	3,125	412,980
Fidelity Series Small Cap Discovery Fund	10,573	4,666	3,628	453	(16)	161	11,756
Fidelity Series Small Cap Opportunities Fund	31,878	14,610	8,604	2,178	(58)	(738)	37,088
Fidelity Series Stock Selector Large Cap Value Fund	57,653	30,459	18,474	2,977	(133)	387	69,892
Fidelity Series Treasury Bill Index Fund	868,825	439,760	74,202	9,032	(1)	858	1,235,240
Fidelity Series Value Discovery Fund	41,264	23,246	14,607	1,680	(65)	(185)	49,653
	$6,334,945	$3,361,287	$992,848	$160,452	$6,824	$112,841	$8,823,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $8,587,831)	$8,823,049
Total Investment in Securities (cost $8,587,831)		$8,823,049
Cash		8
Receivable for investments sold		67,337
Total assets		8,890,394
Liabilities
Payable for investments purchased	$65,280
Payable for fund shares redeemed	2,450
Accrued management fee	3,034
Distribution and service plan fees payable	66
Total liabilities		70,830
Net Assets		$8,819,564
Net Assets consist of:
Paid in capital		$8,555,637
Total accumulated earnings (loss)		263,927
Net Assets		$8,819,564
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($315,141 ÷ 5,360.86 shares)(a)		$58.79
Maximum offering price per share (100/94.25 of $58.79)		$62.38
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($7,873,857 ÷ 133,944.14 shares)		$58.78
Class K:
Net Asset Value, offering price and redemption price per share ($103,649 ÷ 1,763.16 shares)		$58.79
Class K6:
Net Asset Value, offering price and redemption price per share ($351,629 ÷ 5,981.57 shares)		$58.79
Class I:
Net Asset Value, offering price and redemption price per share ($71,587 ÷ 1,217.77 shares)		$58.79
Class Z6:
Net Asset Value, offering price and redemption price per share ($103,701 ÷ 1,764.72 shares)		$58.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$96,334
Expenses
Management fee	$16,046
Distribution and service plan fees	289
Independent trustees' fees and expenses	13
Total expenses		16,348
Net investment income (loss)		79,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6
Affiliated issuers	6,818
Capital gain distributions from underlying funds:
Affiliated issuers	64,118
Total net realized gain (loss)		70,942
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	112,841
Total change in net unrealized appreciation (depreciation)		112,841
Net gain (loss)		183,783
Net increase (decrease) in net assets resulting from operations		$263,769

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,986	$126,589
Net realized gain (loss)	70,942	59,310
Change in net unrealized appreciation (depreciation)	112,841	113,890
Net increase (decrease) in net assets resulting from operations	263,769	299,789
Distributions to shareholders	(139,437)	(276,381)
Share transactions - net increase (decrease)	2,362,727	(739,305)
Total increase (decrease) in net assets	2,487,059	(715,897)
Net Assets
Beginning of period	6,332,505	7,048,402
End of period	$8,819,564	$6,332,505

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$57.74	$57.55	$61.00	$59.02	$58.61	$57.41
Income from Investment Operations
Net investment income (loss)A	.569	1.029	.884	.756	.758	.686
Net realized and unrealized gain (loss)	1.507	1.594	.494	2.008	.457	1.311
Total from investment operations	2.076	2.623	1.378	2.764	1.215	1.997
Distributions from net investment income	(.592)	(1.047)	(.853)	(.717)	(.754)	(.658)
Distributions from net realized gain	(.434)	(1.386)	(3.975)	(.067)	(.051)	(.139)
Total distributions	(1.026)	(2.433)	(4.828)	(.784)	(.805)	(.797)
Net asset value, end of period	$58.79	$57.74	$57.55	$61.00	$59.02	$58.61
Total ReturnB,C,D	3.62%	4.78%	2.35%	4.73%	2.12%	3.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.71%	.71%H	.32%	.25%	.25%
Expenses net of fee waivers, if any	.70%G	.71%	.71%H	.32%	.25%	.25%
Expenses net of all reductions	.70%G	.71%	.71%H	.32%	.25%	.25%
Net investment income (loss)	1.96%G	1.83%	1.51%	1.27%	1.32%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$315	$177	$147	$287	$293	$432
Portfolio turnover rateF	27%G	68%	19%	111%	47%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$57.73	$57.54	$61.00	$59.01	$58.61	$57.41
Income from Investment Operations
Net investment income (loss)A	.643	1.170	1.024	.905	.901	.831
Net realized and unrealized gain (loss)	1.496	1.589	.512	2.003	.452	1.313
Total from investment operations	2.139	2.759	1.536	2.908	1.353	2.144
Distributions from net investment income	(.655)	(1.183)	(1.021)	(.851)	(.902)	(.805)
Distributions from net realized gain	(.434)	(1.386)	(3.975)	(.067)	(.051)	(.139)
Total distributions	(1.089)	(2.569)	(4.996)	(.918)	(.953)	(.944)
Net asset value, end of period	$58.78	$57.73	$57.54	$61.00	$59.01	$58.61
Total ReturnB,C	3.73%	5.04%	2.63%	4.98%	2.37%	3.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.46%	.47%	.07%	- %G	- %G
Expenses net of fee waivers, if any	.45%F	.46%	.47%	.07%	-%	-%
Expenses net of all reductions	.45%F	.46%	.46%	.07%	-%	-%
Net investment income (loss)	2.21%F	2.08%	1.76%	1.52%	1.57%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$7,874	$6,060	$6,734	$10,828	$13,227	$14,208
Portfolio turnover rateE	27%F	68%	19%	111%	47%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$57.81
Income from Investment Operations
Net investment income (loss)B	.674
Net realized and unrealized gain (loss)	1.424
Total from investment operations	2.098
Distributions from net investment income	(.684)
Distributions from net realized gain	(.434)
Total distributions	(1.118)
Net asset value, end of period	$58.79
Total ReturnC	3.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%F
Expenses net of fee waivers, if any	.35%F
Expenses net of all reductions	.35%F
Net investment income (loss)	2.31%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateE	27%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$57.81
Income from Investment Operations
Net investment income (loss)B	.691
Net realized and unrealized gain (loss)	1.437
Total from investment operations	2.128
Distributions from net investment income	(.714)
Distributions from net realized gain	(.434)
Total distributions	(1.148)
Net asset value, end of period	$58.79
Total ReturnC	3.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F
Expenses net of fee waivers, if any	.25%F
Expenses net of all reductions	.25%F
Net investment income (loss)	2.41%F
Supplemental Data
Net assets, end of period (000 omitted)	$352
Portfolio turnover rateE	27%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$57.71	$57.52	$60.99	$58.99	$58.59	$57.39
Income from Investment Operations
Net investment income (loss)A	.646	1.167	1.025	.906	.899	.830
Net realized and unrealized gain (loss)	1.503	1.593	.500	2.013	.454	1.314
Total from investment operations	2.149	2.760	1.525	2.919	1.353	2.144
Distributions from net investment income	(.635)	(1.184)	(1.020)	(.852)	(.902)	(.805)
Distributions from net realized gain	(.434)	(1.386)	(3.975)	(.067)	(.051)	(.139)
Total distributions	(1.069)	(2.570)	(4.995)	(.919)	(.953)	(.944)
Net asset value, end of period	$58.79	$57.71	$57.52	$60.99	$58.99	$58.59
Total ReturnB,C	3.75%	5.04%	2.62%	5.01%	2.37%	3.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.46%	.46%G	.07%	- %H	- %H
Expenses net of fee waivers, if any	.45%F	.46%	.46%G	.07%	-%	-%
Expenses net of all reductions	.45%F	.46%	.46%G	.07%	-%	-%
Net investment income (loss)	2.21%F	2.08%	1.76%	1.52%	1.57%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$72	$96	$61	$94	$131	$90
Portfolio turnover rateE	27%F	68%	19%	111%	47%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class Z6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$57.79
Income from Investment Operations
Net investment income (loss)B	.703
Net realized and unrealized gain (loss)	1.416
Total from investment operations	2.119
Distributions from net investment income	(.715)
Distributions from net realized gain	(.434)
Total distributions	(1.149)
Net asset value, end of period	$58.76
Total ReturnC	3.69%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F
Expenses net of fee waivers, if any	.25%F
Expenses net of all reductions	.25%F
Net investment income (loss)	2.41%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateE	27%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	14.0
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Government Money Market Fund 1.62%	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Commodity Strategy Fund	3.5
81.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.1%
International Equity Funds	11.3%
Bond Funds	55.3%
Short-Term Funds	23.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2005 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,406	$14,637
Fidelity Series Blue Chip Growth Fund (a)	1,687	26,131
Fidelity Series Commodity Strategy Fund (a)	42,745	188,504
Fidelity Series Growth Company Fund (a)	2,839	51,894
Fidelity Series Intrinsic Opportunities Fund (a)	3,848	62,530
Fidelity Series Large Cap Stock Fund (a)	3,585	55,285
Fidelity Series Large Cap Value Index Fund (a)	1,217	15,708
Fidelity Series Opportunistic Insights Fund (a)	1,534	28,436
Fidelity Series Small Cap Discovery Fund (a)	626	7,158
Fidelity Series Small Cap Opportunities Fund (a)	1,683	23,102
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,345	41,682
Fidelity Series Value Discovery Fund (a)	2,334	30,363
TOTAL DOMESTIC EQUITY FUNDS
(Cost $542,017)		545,430

International Equity Funds - 11.3%
Fidelity Series Canada Fund (a)	1,414	15,847
Fidelity Series Emerging Markets Fund (a)	2,760	26,078
Fidelity Series Emerging Markets Opportunities Fund (a)	11,710	230,216
Fidelity Series International Growth Fund (a)	7,009	121,750
Fidelity Series International Small Cap Fund (a)	1,595	26,781
Fidelity Series International Value Fund (a)	12,403	118,453
Fidelity Series Overseas Fund (a)	6,578	70,058
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $580,711)		609,183

Bond Funds - 55.3%
Fidelity Series Corporate Bond Fund (a)	39,604	434,453
Fidelity Series Emerging Markets Debt Fund (a)	3,490	33,817
Fidelity Series Floating Rate High Income Fund (a)	851	7,911
Fidelity Series Government Bond Index Fund (a)	55,859	598,805
Fidelity Series High Income Fund (a)	4,246	40,333
Fidelity Series Inflation-Protected Bond Index Fund (a)	63,612	647,573
Fidelity Series International Credit Fund (a)	380	3,919
Fidelity Series Investment Grade Bond Fund (a)	53,021	624,591
Fidelity Series Investment Grade Securitized Fund (a)	41,168	426,912
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,609	138,057
Fidelity Series Real Estate Income Fund (a)	2,303	25,980
TOTAL BOND FUNDS
(Cost $2,833,537)		2,982,351

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	251,572	251,572
Fidelity Series Short-Term Credit Fund (a)	24,867	251,902
Fidelity Series Treasury Bill Index Fund (a)	75,543	755,428
TOTAL SHORT-TERM FUNDS
(Cost $1,254,925)		1,258,902
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,211,190)		5,395,866
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,056)
NET ASSETS - 100%		$5,393,810

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$17,530	$3,791	$7,163	$1,166	$(1,146)	$1,625	$14,637
Fidelity Series Blue Chip Growth Fund	30,534	6,470	10,508	3,541	278	(643)	26,131
Fidelity Series Canada Fund	14,883	2,442	1,973	373	24	471	15,847
Fidelity Series Commodity Strategy Fund	185,221	44,651	31,957	3,021	(1,939)	(7,472)	188,504
Fidelity Series Corporate Bond Fund	407,557	67,991	58,366	9,242	316	16,955	434,453
Fidelity Series Emerging Markets Debt Fund	38,060	4,385	8,162	1,091	(473)	7	33,817
Fidelity Series Emerging Markets Fund	21,115	8,159	3,370	625	(15)	189	26,078
Fidelity Series Emerging Markets Opportunities Fund	189,764	67,979	39,614	6,269	1,761	10,326	230,216
Fidelity Series Floating Rate High Income Fund	7,898	951	921	238	(10)	(7)	7,911
Fidelity Series Government Bond Index Fund	558,842	96,806	72,552	8,234	(299)	16,008	598,805
Fidelity Series Government Money Market Fund 1.62%	240,064	39,773	28,265	2,445	--	--	251,572
Fidelity Series Growth Company Fund	61,474	12,023	24,051	5,837	1,820	628	51,894
Fidelity Series High Income Fund	39,933	4,940	4,612	1,378	(39)	111	40,333
Fidelity Series Inflation-Protected Bond Index Fund	679,551	89,905	132,150	8,281	1,176	9,091	647,573
Fidelity Series International Credit Fund	3,712	179	--	178	--	28	3,919
Fidelity Series International Growth Fund	138,194	16,114	41,893	4,621	2,870	6,465	121,750
Fidelity Series International Small Cap Fund	29,797	3,999	8,844	1,395	105	1,724	26,781
Fidelity Series International Value Fund	127,566	19,416	31,493	5,127	(1,390)	4,354	118,453
Fidelity Series Intrinsic Opportunities Fund	75,076	19,194	31,434	3,912	(231)	(75)	62,530
Fidelity Series Investment Grade Bond Fund	594,892	92,093	80,042	9,767	220	17,428	624,591
Fidelity Series Investment Grade Securitized Fund	421,746	63,419	58,578	10,024	(108)	433	426,912
Fidelity Series Large Cap Stock Fund	65,851	15,012	27,397	3,654	688	1,131	55,285
Fidelity Series Large Cap Value Index Fund	18,781	3,668	6,776	1,035	390	(355)	15,708
Fidelity Series Long-Term Treasury Bond Index Fund	200,334	34,679	102,615	12,220	9,150	(3,491)	138,057
Fidelity Series Opportunistic Insights Fund	33,750	5,853	11,017	2,564	460	(610)	28,436
Fidelity Series Overseas Fund	4,632	62,012	--	223	--	3,414	70,058
Fidelity Series Real Estate Income Fund	25,229	3,476	2,885	1,242	(9)	169	25,980
Fidelity Series Short-Term Credit Fund	240,115	39,604	30,041	3,517	12	2,212	251,902
Fidelity Series Small Cap Discovery Fund	9,012	1,140	3,197	344	23	180	7,158
Fidelity Series Small Cap Opportunities Fund	27,894	5,178	9,267	1,864	527	(1,230)	23,102
Fidelity Series Stock Selector Large Cap Value Fund	50,788	10,146	19,807	2,264	(109)	664	41,682
Fidelity Series Treasury Bill Index Fund	719,920	119,358	84,598	6,970	6	742	755,428
Fidelity Series Value Discovery Fund	36,243	7,318	13,436	1,279	192	46	30,363
	$5,315,958	$972,124	$986,984	$123,941	$14,250	$80,518	$5,395,866

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $5,211,190)	$5,395,866
Total Investment in Securities (cost $5,211,190)		$5,395,866
Cash		7
Receivable for investments sold		51,631
Total assets		5,447,504
Liabilities
Payable for investments purchased	$35,996
Payable for fund shares redeemed	15,644
Accrued management fee	1,994
Distribution and service plan fees payable	60
Total liabilities		53,694
Net Assets		$5,393,810
Net Assets consist of:
Paid in capital		$5,181,316
Total accumulated earnings (loss)		212,494
Net Assets		$5,393,810
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($282,597 ÷ 4,740.23 shares)(a)		$59.62
Maximum offering price per share (100/94.25 of $59.62)		$63.26
Fidelity Managed Retirement 2005:
Net Asset Value, offering price and redemption price per share ($4,512,432 ÷ 75,662.72 shares)		$59.64
Class K:
Net Asset Value, offering price and redemption price per share ($103,670 ÷ 1,738.40 shares)		$59.64
Class K6:
Net Asset Value, offering price and redemption price per share ($103,722 ÷ 1,739.17 shares)		$59.64
Class I:
Net Asset Value, offering price and redemption price per share ($287,667 ÷ 4,825.28 shares)		$59.62
Class Z6:
Net Asset Value, offering price and redemption price per share ($103,722 ÷ 1,740.08 shares)		$59.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$74,457
Expenses
Management fee	$12,326
Distribution and service plan fees	358
Independent trustees' fees and expenses	10
Total expenses		12,694
Net investment income (loss)		61,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4
Affiliated issuers	14,246
Capital gain distributions from underlying funds:
Affiliated issuers	49,484
Total net realized gain (loss)		63,734
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	80,518
Total change in net unrealized appreciation (depreciation)		80,518
Net gain (loss)		144,252
Net increase (decrease) in net assets resulting from operations		$206,015

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,763	$115,554
Net realized gain (loss)	63,734	54,564
Change in net unrealized appreciation (depreciation)	80,518	81,432
Net increase (decrease) in net assets resulting from operations	206,015	251,550
Distributions to shareholders	(110,499)	(290,975)
Share transactions - net increase (decrease)	(15,438)	(1,020,674)
Total increase (decrease) in net assets	80,078	(1,060,099)
Net Assets
Beginning of period	5,313,732	6,373,831
End of period	$5,393,810	$5,313,732

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2005 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$58.73	$63.39	$60.26	$60.57	$58.78
Income from Investment Operations
Net investment income (loss)A	.582	1.049	.874	.788	.801	.724
Net realized and unrealized gain (loss)	1.534	1.563	.747	3.402	.274	1.910
Total from investment operations	2.116	2.612	1.621	4.190	1.075	2.634
Distributions from net investment income	(.624)	(1.061)	(.861)	(.733)	(.785)	(.698)
Distributions from net realized gain	(.482)	(1.671)	(5.420)	(.327)	(.600)	(.146)
Total distributions	(1.106)	(2.732)	(6.281)	(1.060)	(1.385)	(.844)
Net asset value, end of period	$59.62	$58.61	$58.73	$63.39	$60.26	$60.57
Total ReturnB,C,D	3.63%	4.69%	2.71%	7.05%	1.88%	4.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.72%	.74%	.34%	.25%	.25%
Expenses net of fee waivers, if any	.70%G	.72%	.74%	.34%	.25%	.25%
Expenses net of all reductions	.70%G	.72%	.74%	.34%	.25%	.25%
Net investment income (loss)	1.96%G	1.83%	1.47%	1.29%	1.38%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$283	$284	$279	$338	$577	$727
Portfolio turnover rateF	35%G	57%	24%	136%	45%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$58.64	$58.75	$63.41	$60.27	$60.58	$58.79
Income from Investment Operations
Net investment income (loss)A	.656	1.193	1.027	.942	.945	.874
Net realized and unrealized gain (loss)	1.525	1.568	.746	3.403	.277	1.909
Total from investment operations	2.181	2.761	1.773	4.345	1.222	2.783
Distributions from net investment income	(.699)	(1.200)	(1.013)	(.878)	(.932)	(.847)
Distributions from net realized gain	(.482)	(1.671)	(5.420)	(.327)	(.600)	(.146)
Total distributions	(1.181)	(2.871)	(6.433)	(1.205)	(1.532)	(.993)
Net asset value, end of period	$59.64	$58.64	$58.75	$63.41	$60.27	$60.58
Total ReturnB,C	3.74%	4.97%	2.97%	7.32%	2.14%	4.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.47%	.49%	.09%	- %G	- %G
Expenses net of fee waivers, if any	.45%F	.47%	.49%	.09%	-%	-%
Expenses net of all reductions	.45%F	.47%	.49%	.09%	-%	-%
Net investment income (loss)	2.21%F	2.08%	1.72%	1.54%	1.63%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,512	$4,695	$5,733	$9,236	$7,205	$6,160
Portfolio turnover rateE	35%F	57%	24%	136%	45%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class K

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$58.71
Income from Investment Operations
Net investment income (loss)B	.685
Net realized and unrealized gain (loss)	1.459
Total from investment operations	2.144
Distributions from net investment income	(.732)
Distributions from net realized gain	(.482)
Total distributions	(1.214)
Net asset value, end of period	$59.64
Total ReturnC	3.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%F
Expenses net of fee waivers, if any	.35%F
Expenses net of all reductions	.35%F
Net investment income (loss)	2.31%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateE	35%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class K6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$58.71
Income from Investment Operations
Net investment income (loss)B	.715
Net realized and unrealized gain (loss)	1.455
Total from investment operations	2.170
Distributions from net investment income	(.758)
Distributions from net realized gain	(.482)
Total distributions	(1.240)
Net asset value, end of period	$59.64
Total ReturnC	3.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F
Expenses net of fee waivers, if any	.25%F
Expenses net of all reductions	.25%F
Net investment income (loss)	2.41%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateE	35%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$58.60	$58.73	$63.40	$60.27	$60.58	$58.79
Income from Investment Operations
Net investment income (loss)A	.656	1.142	1.015	.942	.945	.875
Net realized and unrealized gain (loss)	1.535	1.605	.769	3.394	.277	1.908
Total from investment operations	2.191	2.747	1.784	4.336	1.222	2.783
Distributions from net investment income	(.689)	(1.206)	(1.034)	(.879)	(.932)	(.847)
Distributions from net realized gain	(.482)	(1.671)	(5.420)	(.327)	(.600)	(.146)
Total distributions	(1.171)	(2.877)	(6.454)	(1.206)	(1.532)	(.993)
Net asset value, end of period	$59.62	$58.60	$58.73	$63.40	$60.27	$60.58
Total ReturnB,C	3.76%	4.94%	2.99%	7.31%	2.14%	4.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.47%	.50%G	.09%	- %H	- %H
Expenses net of fee waivers, if any	.45%F	.47%	.50%G	.09%	-%	-%
Expenses net of all reductions	.45%F	.47%	.50%G	.09%	-%	-%
Net investment income (loss)	2.21%F	2.09%	1.71%	1.54%	1.63%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$288	$335	$21	$32	$30	$31
Portfolio turnover rateE	35%F	57%	24%	136%	45%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class Z6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$58.68
Income from Investment Operations
Net investment income (loss)B	.715
Net realized and unrealized gain (loss)	1.455
Total from investment operations	2.170
Distributions from net investment income	(.758)
Distributions from net realized gain	(.482)
Total distributions	(1.240)
Net asset value, end of period	$59.61
Total ReturnC	3.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F
Expenses net of fee waivers, if any	.25%F
Expenses net of all reductions	.25%F
Net investment income (loss)	2.41%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateE	35%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	11.6
Fidelity Series Investment Grade Bond Fund	10.8
Fidelity Series Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Government Money Market Fund 1.62%	3.8
Fidelity Series Commodity Strategy Fund	3.5
74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.9%
International Equity Funds	14.5%
Bond Funds	51.3%
Short-Term Funds	19.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,340	$45,182
Fidelity Series Blue Chip Growth Fund (a)	5,087	78,797
Fidelity Series Commodity Strategy Fund (a)	76,274	336,369
Fidelity Series Growth Company Fund (a)	8,752	159,985
Fidelity Series Intrinsic Opportunities Fund (a)	11,863	192,775
Fidelity Series Large Cap Stock Fund (a)	11,053	170,440
Fidelity Series Large Cap Value Index Fund (a)	3,751	48,427
Fidelity Series Opportunistic Insights Fund (a)	4,728	87,665
Fidelity Series Small Cap Discovery Fund (a)	1,952	22,314
Fidelity Series Small Cap Opportunities Fund (a)	5,245	72,019
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,417	129,798
Fidelity Series Value Discovery Fund (a)	7,195	93,608
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,398,304)		1,437,379

International Equity Funds - 14.5%
Fidelity Series Canada Fund (a)	4,432	49,680
Fidelity Series Emerging Markets Fund (a)	5,805	54,858
Fidelity Series Emerging Markets Opportunities Fund (a)	24,723	486,046
Fidelity Series International Growth Fund (a)	17,056	296,257
Fidelity Series International Small Cap Fund (a)	3,924	65,877
Fidelity Series International Value Fund (a)	30,187	288,288
Fidelity Series Overseas Fund (a)	14,434	153,722
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,332,243)		1,394,728

Bond Funds - 51.3%
Fidelity Series Corporate Bond Fund (a)	65,780	721,605
Fidelity Series Emerging Markets Debt Fund (a)	6,263	60,693
Fidelity Series Floating Rate High Income Fund (a)	1,509	14,031
Fidelity Series Government Bond Index Fund (a)	92,779	994,587
Fidelity Series High Income Fund (a)	7,519	71,434
Fidelity Series Inflation-Protected Bond Index Fund (a)	100,176	1,019,790
Fidelity Series International Credit Fund (a)	559	5,770
Fidelity Series Investment Grade Bond Fund (a)	88,067	1,037,433
Fidelity Series Investment Grade Securitized Fund (a)	68,381	709,107
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,045	246,124
Fidelity Series Real Estate Income Fund (a)	4,088	46,109
TOTAL BOND FUNDS
(Cost $4,690,783)		4,926,683

Short-Term Funds - 19.3%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	370,675	370,675
Fidelity Series Short-Term Credit Fund (a)	36,617	370,931
Fidelity Series Treasury Bill Index Fund (a)	111,238	1,112,385
TOTAL SHORT-TERM FUNDS
(Cost $1,848,168)		1,853,991
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,269,498)		9,612,781
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,631)
NET ASSETS - 100%		$9,609,150

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$52,702	$7,924	$16,819	$3,519	$(3,311)	$4,686	$45,182
Fidelity Series Blue Chip Growth Fund	91,376	16,960	28,763	10,266	991	(1,767)	78,797
Fidelity Series Canada Fund	35,214	18,044	4,668	890	22	1,068	49,680
Fidelity Series Commodity Strategy Fund	328,115	75,184	49,737	5,254	(2,928)	(14,265)	336,369
Fidelity Series Corporate Bond Fund	669,120	97,309	73,177	14,929	220	28,133	721,605
Fidelity Series Emerging Markets Debt Fund	67,367	6,886	12,768	1,900	(862)	70	60,693
Fidelity Series Emerging Markets Fund	46,580	13,921	5,845	1,291	9	193	54,858
Fidelity Series Emerging Markets Opportunities Fund	415,644	114,809	67,731	12,944	2,160	21,164	486,046
Fidelity Series Floating Rate High Income Fund	13,969	1,507	1,416	414	(19)	(10)	14,031
Fidelity Series Government Bond Index Fund	917,512	141,178	90,092	13,283	(463)	26,452	994,587
Fidelity Series Government Money Market Fund 1.62%	350,940	50,856	31,121	3,511	--	--	370,675
Fidelity Series Growth Company Fund	183,479	32,544	63,094	17,616	4,489	2,567	159,985
Fidelity Series High Income Fund	70,577	7,853	7,112	2,390	(63)	179	71,434
Fidelity Series Inflation-Protected Bond Index Fund	1,010,607	127,188	133,520	12,601	561	14,954	1,019,790
Fidelity Series International Credit Fund	5,466	262	--	262	--	42	5,770
Fidelity Series International Growth Fund	322,663	34,118	81,909	11,036	4,793	16,592	296,257
Fidelity Series International Small Cap Fund	70,113	9,053	17,329	3,331	189	3,851	65,877
Fidelity Series International Value Fund	301,895	41,377	61,457	12,247	(1,675)	8,148	288,288
Fidelity Series Intrinsic Opportunities Fund	223,921	46,198	75,958	11,558	(313)	(1,073)	192,775
Fidelity Series Investment Grade Bond Fund	976,691	132,408	100,601	15,788	18	28,917	1,037,433
Fidelity Series Investment Grade Securitized Fund	692,424	92,942	76,860	16,195	(122)	723	709,107
Fidelity Series Large Cap Stock Fund	196,487	34,176	65,246	10,897	1,544	3,479	170,440
Fidelity Series Large Cap Value Index Fund	56,421	9,761	17,641	3,133	874	(988)	48,427
Fidelity Series Long-Term Treasury Bond Index Fund	373,977	52,050	190,574	21,456	18,437	(7,766)	246,124
Fidelity Series Opportunistic Insights Fund	100,955	15,402	28,163	7,743	1,048	(1,577)	87,665
Fidelity Series Overseas Fund	14,003	131,483	--	534	--	8,236	153,722
Fidelity Series Real Estate Income Fund	44,696	5,585	4,455	2,161	(29)	312	46,109
Fidelity Series Short-Term Credit Fund	351,007	48,167	31,474	5,031	(14)	3,245	370,931
Fidelity Series Small Cap Discovery Fund	27,345	2,755	8,293	1,040	19	488	22,314
Fidelity Series Small Cap Opportunities Fund	82,904	12,413	21,184	5,490	310	(2,424)	72,019
Fidelity Series Stock Selector Large Cap Value Fund	151,664	23,060	46,263	6,843	(187)	1,524	129,798
Fidelity Series Treasury Bill Index Fund	1,052,425	150,449	91,539	9,968	(27)	1,077	1,112,385
Fidelity Series Value Discovery Fund	108,376	19,709	34,754	3,863	329	(52)	93,608
	$9,406,635	$1,573,531	$1,539,563	$249,384	$26,000	$146,178	$9,612,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,269,498)	$9,612,781
Total Investment in Securities (cost $9,269,498)		$9,612,781
Cash		56
Receivable for investments sold		77,890
Total assets		9,690,727
Liabilities
Payable for investments purchased	$77,391
Payable for fund shares redeemed	500
Accrued management fee	3,642
Distribution and service plan fees payable	44
Total liabilities		81,577
Net Assets		$9,609,150
Net Assets consist of:
Paid in capital		$9,197,803
Total accumulated earnings (loss)		411,347
Net Assets		$9,609,150
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($211,229 ÷ 3,689.67 shares)(a)		$57.25
Maximum offering price per share (100/94.25 of $57.25)		$60.74
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($8,866,801 ÷ 154,790.80 shares)		$57.28
Class K:
Net Asset Value, offering price and redemption price per share ($104,210 ÷ 1,819.48 shares)		$57.27
Class K6:
Net Asset Value, offering price and redemption price per share ($154,147 ÷ 2,691.20 shares)		$57.28
Class I:
Net Asset Value, offering price and redemption price per share ($109,200 ÷ 1,906.49 shares)		$57.28
Class Z6:
Net Asset Value, offering price and redemption price per share ($163,563 ÷ 2,856.11 shares)		$57.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$137,768
Expenses
Management fee	$22,106
Distribution and service plan fees	257
Independent trustees' fees and expenses	18
Total expenses		22,381
Net investment income (loss)		115,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3
Affiliated issuers	25,997
Capital gain distributions from underlying funds:
Affiliated issuers	111,616
Total net realized gain (loss)		137,616
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	146,178
Total change in net unrealized appreciation (depreciation)		146,178
Net gain (loss)		283,794
Net increase (decrease) in net assets resulting from operations		$399,181

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$115,387	$177,294
Net realized gain (loss)	137,616	133,568
Change in net unrealized appreciation (depreciation)	146,178	82,087
Net increase (decrease) in net assets resulting from operations	399,181	392,949
Distributions to shareholders	(242,605)	(468,982)
Share transactions - net increase (decrease)	49,573	122,979
Total increase (decrease) in net assets	206,149	46,946
Net Assets
Beginning of period	9,403,001	9,356,055
End of period	$9,609,150	$9,403,001

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$56.34	$56.78	$63.87	$60.07	$61.33	$59.84
Income from Investment Operations
Net investment income (loss)A	.604	.979	.808	.789	.799	.747
Net realized and unrealized gain (loss)	1.672	1.401	1.278	4.240	.112	2.210
Total from investment operations	2.276	2.380	2.086	5.029	.911	2.957
Distributions from net investment income	(.647)	(1.001)	(.794)	(.754)	(.794)	(.746)
Distributions from net realized gain	(.719)	(1.819)	(8.382)	(.475)	(1.377)	(.721)
Total distributions	(1.366)	(2.820)	(9.176)	(1.229)	(2.171)	(1.467)
Net asset value, end of period	$57.25	$56.34	$56.78	$63.87	$60.07	$61.33
Total ReturnB,C,D	4.07%	4.47%	3.60%	8.51%	1.67%	5.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.75%	.78%	.33%	.25%	.25%
Expenses net of fee waivers, if any	.71%G	.75%	.78%	.33%	.25%	.25%
Expenses net of all reductions	.71%G	.75%	.78%	.33%	.25%	.25%
Net investment income (loss)	2.12%G	1.78%	1.40%	1.29%	1.38%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$211	$202	$133	$136	$156	$285
Portfolio turnover rateF	32%G	62%	21%	117%	26%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$56.37	$56.80	$63.88	$60.07	$61.33	$59.84
Income from Investment Operations
Net investment income (loss)A	.675	1.113	.955	.942	.944	.900
Net realized and unrealized gain (loss)	1.670	1.402	1.280	4.236	.116	2.209
Total from investment operations	2.345	2.515	2.235	5.178	1.060	3.109
Distributions from net investment income	(.716)	(1.126)	(.933)	(.893)	(.943)	(.898)
Distributions from net realized gain	(.719)	(1.819)	(8.382)	(.475)	(1.377)	(.721)
Total distributions	(1.435)	(2.945)	(9.315)	(1.368)	(2.320)	(1.619)
Net asset value, end of period	$57.28	$56.37	$56.80	$63.88	$60.07	$61.33
Total ReturnB,C	4.20%	4.73%	3.87%	8.78%	1.93%	5.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.50%	.53%	.08%	- %G	- %G
Expenses net of fee waivers, if any	.46%F	.50%	.53%	.08%	-%	-%
Expenses net of all reductions	.46%F	.50%	.53%	.08%	-%	-%
Net investment income (loss)	2.37%F	2.02%	1.65%	1.54%	1.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$8,867	$9,091	$9,054	$11,140	$13,819	$17,079
Portfolio turnover rateE	32%F	62%	21%	117%	26%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K

Six months ended (Unaudited) January 31,
2020A
Selected Per–Share Data
Net asset value, beginning of period	$56.39
Income from Investment Operations
Net investment income (loss)B	.704
Net realized and unrealized gain (loss)	1.643
Total from investment operations	2.347
Distributions from net investment income	(.748)
Distributions from net realized gain	(.719)
Total distributions	(1.467)
Net asset value, end of period	$57.27
Total ReturnC	4.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.36%F
Expenses net of fee waivers, if any	.36%F
Expenses net of all reductions	.36%F
Net investment income (loss)	2.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateE	32%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K6

Six months ended (Unaudited) January 31,
2020A
Selected Per–Share Data
Net asset value, beginning of period	$56.39
Income from Investment Operations
Net investment income (loss)B	.730
Net realized and unrealized gain (loss)	1.652
Total from investment operations	2.382
Distributions from net investment income	(.773)
Distributions from net realized gain	(.719)
Total distributions	(1.492)
Net asset value, end of period	$57.28
Total ReturnC	4.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F
Expenses net of fee waivers, if any	.26%F
Expenses net of all reductions	.26%F
Net investment income (loss)	2.57%F
Supplemental Data
Net assets, end of period (000 omitted)	$154
Portfolio turnover rateE	32%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$56.36	$56.79	$63.88	$60.07	$61.33	$59.84
Income from Investment Operations
Net investment income (loss)A	.675	1.105	.950	.942	.942	.902
Net realized and unrealized gain (loss)	1.674	1.414	1.280	4.238	.118	2.207
Total from investment operations	2.349	2.519	2.230	5.180	1.060	3.109
Distributions from net investment income	(.710)	(1.130)	(.938)	(.895)	(.943)	(.898)
Distributions from net realized gain	(.719)	(1.819)	(8.382)	(.475)	(1.377)	(.721)
Total distributions	(1.429)	(2.949)	(9.320)	(1.370)	(2.320)	(1.619)
Net asset value, end of period	$57.28	$56.36	$56.79	$63.88	$60.07	$61.33
Total ReturnB,C	4.21%	4.74%	3.86%	8.78%	1.93%	5.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.50%	.53%	.08%	- %G	- %G
Expenses net of fee waivers, if any	.46%F	.50%	.53%	.08%	-%	-%
Expenses net of all reductions	.46%F	.50%	.53%	.08%	-%	-%
Net investment income (loss)	2.37%F	2.03%	1.65%	1.54%	1.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$109	$110	$35	$33	$31	$32
Portfolio turnover rateE	32%F	62%	21%	117%	26%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class Z6

Six months ended (Unaudited) January 31,
2020A
Selected Per–Share Data
Net asset value, beginning of period	$56.38
Income from Investment Operations
Net investment income (loss)B	.730
Net realized and unrealized gain (loss)	1.652
Total from investment operations	2.382
Distributions from net investment income	(.773)
Distributions from net realized gain	(.719)
Total distributions	(1.492)
Net asset value, end of period	$57.27
Total ReturnC	4.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F
Expenses net of fee waivers, if any	.26%F
Expenses net of all reductions	.26%F
Net investment income (loss)	2.57%F
Supplemental Data
Net assets, end of period (000 omitted)	$164
Portfolio turnover rateE	32%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series Government Bond Index Fund	9.6
Fidelity Series Inflation-Protected Bond Index Fund	9.3
Fidelity Series Treasury Bill Index Fund	9.1
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series International Growth Fund	3.9
Fidelity Series International Value Fund	3.6
Fidelity Series Commodity Strategy Fund	3.5
68.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.9%
International Equity Funds	17.8%
Bond Funds	47.2%
Short-Term Funds	15.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,270	$44,450
Fidelity Series Blue Chip Growth Fund (a)	4,970	76,987
Fidelity Series Commodity Strategy Fund (a)	52,118	229,842
Fidelity Series Growth Company Fund (a)	8,551	156,307
Fidelity Series Intrinsic Opportunities Fund (a)	11,590	188,343
Fidelity Series Large Cap Stock Fund (a)	10,799	166,521
Fidelity Series Large Cap Value Index Fund (a)	3,603	46,515
Fidelity Series Opportunistic Insights Fund (a)	4,732	87,738
Fidelity Series Small Cap Discovery Fund (a)	1,906	21,782
Fidelity Series Small Cap Opportunities Fund (a)	5,030	69,058
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,167	126,683
Fidelity Series Value Discovery Fund (a)	7,030	91,456
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,261,282)		1,305,682

International Equity Funds - 17.8%
Fidelity Series Canada Fund (a)	3,426	38,410
Fidelity Series Emerging Markets Fund (a)	4,597	43,442
Fidelity Series Emerging Markets Opportunities Fund (a)	19,526	383,881
Fidelity Series International Growth Fund (a)	14,801	257,097
Fidelity Series International Small Cap Fund (a)	3,403	57,134
Fidelity Series International Value Fund (a)	24,435	233,350
Fidelity Series Overseas Fund (a)	14,383	153,178
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,123,966)		1,166,492

Bond Funds - 47.2%
Fidelity Series Corporate Bond Fund (a)	41,407	454,232
Fidelity Series Emerging Markets Debt Fund (a)	4,293	41,595
Fidelity Series Floating Rate High Income Fund (a)	1,035	9,626
Fidelity Series Government Bond Index Fund (a)	58,438	626,455
Fidelity Series High Income Fund (a)	5,122	48,656
Fidelity Series Inflation-Protected Bond Index Fund (a)	60,131	612,134
Fidelity Series International Credit Fund (a)	243	2,508
Fidelity Series Investment Grade Bond Fund (a)	55,436	653,035
Fidelity Series Investment Grade Securitized Fund (a)	43,044	446,362
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,828	168,474
Fidelity Series Real Estate Income Fund (a)	2,771	31,262
TOTAL BOND FUNDS
(Cost $2,977,285)		3,094,339

Short-Term Funds - 15.1%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	198,853	198,853
Fidelity Series Short-Term Credit Fund (a)	19,636	198,911
Fidelity Series Treasury Bill Index Fund (a)	59,652	596,525
TOTAL SHORT-TERM FUNDS
(Cost $991,664)		994,289
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,354,197)		6,560,802
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,792)
NET ASSETS - 100%		$6,558,010

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$36,259	$18,602	$11,404	$3,103	$(951)	$1,944	$44,450
Fidelity Series Blue Chip Growth Fund	62,921	33,419	20,506	7,470	(181)	1,334	76,987
Fidelity Series Canada Fund	21,667	18,564	2,484	697	9	654	38,410
Fidelity Series Commodity Strategy Fund	161,347	101,741	21,896	2,910	(532)	(10,818)	229,842
Fidelity Series Corporate Bond Fund	302,167	171,499	35,006	7,856	(1)	15,573	454,232
Fidelity Series Emerging Markets Debt Fund	33,075	15,133	6,494	1,077	(178)	59	41,595
Fidelity Series Emerging Markets Fund	26,368	19,394	2,401	925	2	79	43,442
Fidelity Series Emerging Markets Opportunities Fund	232,452	168,723	30,855	9,270	527	13,034	383,881
Fidelity Series Floating Rate High Income Fund	6,880	3,306	557	238	(1)	(2)	9,626
Fidelity Series Government Bond Index Fund	414,341	238,473	40,636	6,926	(300)	14,577	626,455
Fidelity Series Government Money Market Fund 1.62%	140,280	73,946	15,373	1,561	--	--	198,853
Fidelity Series Growth Company Fund	126,450	68,958	44,766	15,712	38	5,627	156,307
Fidelity Series High Income Fund	34,706	16,705	2,810	1,357	5	50	48,656
Fidelity Series Inflation-Protected Bond Index Fund	401,453	242,906	40,112	7,047	(52)	7,939	612,134
Fidelity Series International Credit Fund	2,376	114	--	114	--	18	2,508
Fidelity Series International Growth Fund	196,251	89,669	43,271	8,681	285	14,163	257,097
Fidelity Series International Small Cap Fund	42,909	23,597	11,883	2,617	103	2,408	57,134
Fidelity Series International Value Fund	185,785	93,302	48,274	9,634	(1,028)	3,565	233,350
Fidelity Series Intrinsic Opportunities Fund	154,328	84,955	49,588	8,618	255	(1,607)	188,343
Fidelity Series Investment Grade Bond Fund	441,064	243,035	47,057	8,312	(25)	16,018	653,035
Fidelity Series Investment Grade Securitized Fund	312,694	168,794	35,564	8,570	(53)	491	446,362
Fidelity Series Large Cap Stock Fund	135,412	69,997	42,939	8,460	321	3,730	166,521
Fidelity Series Large Cap Value Index Fund	38,823	19,258	11,196	2,762	(22)	(348)	46,515
Fidelity Series Long-Term Treasury Bond Index Fund	188,601	78,683	104,429	13,088	7,562	(1,943)	168,474
Fidelity Series Opportunistic Insights Fund	69,530	35,721	17,321	6,826	(171)	(21)	87,738
Fidelity Series Overseas Fund	14,479	132,635	--	417	--	6,064	153,178
Fidelity Series Real Estate Income Fund	22,008	10,826	1,759	1,212	(5)	192	31,262
Fidelity Series Short-Term Credit Fund	140,305	73,982	16,914	2,261	5	1,533	198,911
Fidelity Series Small Cap Discovery Fund	18,769	7,859	5,155	917	18	291	21,782
Fidelity Series Small Cap Opportunities Fund	56,900	26,701	13,481	3,988	(187)	(875)	69,058
Fidelity Series Stock Selector Large Cap Value Fund	104,504	50,599	28,844	6,033	(73)	497	126,683
Fidelity Series Treasury Bill Index Fund	420,683	221,157	45,689	4,484	26	348	596,525
Fidelity Series Value Discovery Fund	74,651	38,316	21,135	3,405	57	(433)	91,456
	$4,620,438	$2,660,569	$819,799	$166,548	$5,453	$94,141	$6,560,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,354,197)	$6,560,802
Total Investment in Securities (cost $6,354,197)		$6,560,802
Cash		5
Receivable for investments sold		74,789
Total assets		6,635,596
Liabilities
Payable for investments purchased	$73,027
Payable for fund shares redeemed	2,000
Accrued management fee	2,399
Distribution and service plan fees payable	160
Total liabilities		77,586
Net Assets		$6,558,010
Net Assets consist of:
Paid in capital		$6,312,027
Total accumulated earnings (loss)		245,983
Net Assets		$6,558,010
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($759,336 ÷ 14,042.45 shares)(a)		$54.07
Maximum offering price per share (100/94.25 of $54.07)		$57.37
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($4,855,884 ÷ 89,774.39 shares)		$54.09
Class K:
Net Asset Value, offering price and redemption price per share ($104,760 ÷ 1,937.07 shares)		$54.08
Class K6:
Net Asset Value, offering price and redemption price per share ($104,813 ÷ 1,937.86 shares)		$54.09
Class I:
Net Asset Value, offering price and redemption price per share ($266,020 ÷ 4,917.49 shares)		$54.10
Class Z6:
Net Asset Value, offering price and redemption price per share ($467,197 ÷ 8,637.50 shares)		$54.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$85,522
Expenses
Management fee	$12,703
Distribution and service plan fees	674
Independent trustees' fees and expenses	10
Total expenses		13,387
Net investment income (loss)		72,135
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3
Affiliated issuers	5,450
Capital gain distributions from underlying funds:
Affiliated issuers	81,026
Total net realized gain (loss)		86,479
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	94,141
Total change in net unrealized appreciation (depreciation)		94,141
Net gain (loss)		180,620
Net increase (decrease) in net assets resulting from operations		$252,755

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,135	$79,030
Net realized gain (loss)	86,479	80,235
Change in net unrealized appreciation (depreciation)	94,141	17,814
Net increase (decrease) in net assets resulting from operations	252,755	177,079
Distributions to shareholders	(154,908)	(238,281)
Share transactions - net increase (decrease)	1,841,615	441,794
Total increase (decrease) in net assets	1,939,462	380,592
Net Assets
Beginning of period	4,618,548	4,237,956
End of period	$6,558,010	$4,618,548

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.13	$53.98	$64.42	$59.82	$61.43	$59.85
Income from Investment Operations
Net investment income (loss)A	.628	.887	.739	.798	.797	.753
Net realized and unrealized gain (loss)	1.742	1.236	1.737	4.786	(.018)	2.384
Total from investment operations	2.370	2.123	2.476	5.584	.779	3.137
Distributions from net investment income	(.645)	(.884)	(.726)	(.755)	(.795)	(.751)
Distributions from net realized gain	(.785)	(2.089)	(12.190)	(.229)	(1.594)	(.806)
Total distributions	(1.430)	(2.973)	(12.916)	(.984)	(2.389)	(1.557)
Net asset value, end of period	$54.07	$53.13	$53.98	$64.42	$59.82	$61.43
Total ReturnB,C,D	4.51%	4.26%	4.46%	9.45%	1.47%	5.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.78%	.83%	.33%	.25%	.25%
Expenses net of fee waivers, if any	.72%G	.78%	.83%	.33%	.25%	.25%
Expenses net of all reductions	.72%G	.78%	.82%	.33%	.25%	.25%
Net investment income (loss)	2.35%G	1.71%	1.34%	1.30%	1.38%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$759	$244	$246	$289	$280	$300
Portfolio turnover rateF	29%G	67%	20%	106%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.11	$53.97	$64.41	$59.81	$61.42	$59.82
Income from Investment Operations
Net investment income (loss)A	.697	1.017	.879	.950	.940	.905
Net realized and unrealized gain (loss)	1.752	1.226	1.740	4.778	(.017)	2.396
Total from investment operations	2.449	2.243	2.619	5.728	.923	3.301
Distributions from net investment income	(.684)	(1.014)	(.869)	(.899)	(.939)	(.895)
Distributions from net realized gain	(.785)	(2.089)	(12.190)	(.229)	(1.594)	(.806)
Total distributions	(1.469)	(3.103)	(13.059)	(1.128)	(2.533)	(1.701)
Net asset value, end of period	$54.09	$53.11	$53.97	$64.41	$59.81	$61.42
Total ReturnB,C	4.66%	4.50%	4.73%	9.71%	1.73%	5.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.53%	.58%	.08%	- %G	- %G
Expenses net of fee waivers, if any	.47%F	.53%	.58%	.08%	-%	-%
Expenses net of all reductions	.47%F	.53%	.57%	.08%	-%	-%
Net investment income (loss)	2.60%F	1.96%	1.59%	1.55%	1.63%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$4,856	$4,087	$3,714	$4,885	$6,996	$8,622
Portfolio turnover rateE	29%F	67%	20%	106%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.08
Income from Investment Operations
Net investment income (loss)B	.724
Net realized and unrealized gain (loss)	1.774
Total from investment operations	2.498
Distributions from net investment income	(.713)
Distributions from net realized gain	(.785)
Total distributions	(1.498)
Net asset value, end of period	$54.08
Total ReturnC	4.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%F
Expenses net of fee waivers, if any	.37%F
Expenses net of all reductions	.37%F
Net investment income (loss)	2.70%F
Supplemental Data
Net assets, end of period (000 omitted)	$105
Portfolio turnover rateE	29%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.08
Income from Investment Operations
Net investment income (loss)B	.751
Net realized and unrealized gain (loss)	1.779
Total from investment operations	2.530
Distributions from net investment income	(.735)
Distributions from net realized gain	(.785)
Total distributions	(1.520)
Net asset value, end of period	$54.09
Total ReturnC	4.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F
Expenses net of fee waivers, if any	.27%F
Expenses net of all reductions	.27%F
Net investment income (loss)	2.80%F
Supplemental Data
Net assets, end of period (000 omitted)	$105
Portfolio turnover rateE	29%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.12	$53.98	$64.42	$59.81	$61.42	$59.83
Income from Investment Operations
Net investment income (loss)A	.698	1.015	.877	.951	.940	.906
Net realized and unrealized gain (loss)	1.748	1.227	1.742	4.788	(.017)	2.385
Total from investment operations	2.446	2.242	2.619	5.739	.923	3.291
Distributions from net investment income	(.681)	(1.013)	(.869)	(.900)	(.939)	(.895)
Distributions from net realized gain	(.785)	(2.089)	(12.190)	(.229)	(1.594)	(.806)
Total distributions	(1.466)	(3.102)	(13.059)	(1.129)	(2.533)	(1.701)
Net asset value, end of period	$54.10	$53.12	$53.98	$64.42	$59.81	$61.42
Total ReturnB,C	4.65%	4.50%	4.73%	9.73%	1.73%	5.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.53%	.58%	.08%	- %G	- %G
Expenses net of fee waivers, if any	.47%F	.53%	.58%	.08%	-%	-%
Expenses net of all reductions	.47%F	.53%	.57%	.08%	-%	-%
Net investment income (loss)	2.60%F	1.97%	1.59%	1.55%	1.63%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$266	$287	$185	$252	$232	$228
Portfolio turnover rateE	29%F	67%	20%	106%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class Z6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.09
Income from Investment Operations
Net investment income (loss)B	.748
Net realized and unrealized gain (loss)	1.780
Total from investment operations	2.528
Distributions from net investment income	(.743)
Distributions from net realized gain	(.785)
Total distributions	(1.528)
Net asset value, end of period	$54.09
Total ReturnC	4.81%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F
Expenses net of fee waivers, if any	.27%F
Expenses net of all reductions	.27%F
Net investment income (loss)	2.80%F
Supplemental Data
Net assets, end of period (000 omitted)	$467
Portfolio turnover rateE	29%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.2
Fidelity Series Government Bond Index Fund	8.8
Fidelity Series Inflation-Protected Bond Index Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	6.6
Fidelity Series Treasury Bill Index Fund	6.6
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series International Growth Fund	4.7
Fidelity Series International Value Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	3.7
64.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.6%
International Equity Funds	20.9%
Bond Funds	43.5%
Short-Term Funds	11.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,951	$51,543
Fidelity Series Blue Chip Growth Fund (a)	5,758	89,194
Fidelity Series Commodity Strategy Fund (a)	46,898	206,821
Fidelity Series Growth Company Fund (a)	10,119	184,980
Fidelity Series Intrinsic Opportunities Fund (a)	13,428	218,208
Fidelity Series Large Cap Stock Fund (a)	12,511	192,927
Fidelity Series Large Cap Value Index Fund (a)	4,246	54,816
Fidelity Series Opportunistic Insights Fund (a)	5,352	99,232
Fidelity Series Small Cap Discovery Fund (a)	2,210	25,257
Fidelity Series Small Cap Opportunities Fund (a)	5,764	79,146
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,970	149,149
Fidelity Series Value Discovery Fund (a)	7,839	101,985
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,400,049)		1,453,258

International Equity Funds - 20.9%
Fidelity Series Canada Fund (a)	3,745	41,984
Fidelity Series Emerging Markets Fund (a)	4,677	44,201
Fidelity Series Emerging Markets Opportunities Fund (a)	19,866	390,570
Fidelity Series International Growth Fund (a)	15,976	277,507
Fidelity Series International Small Cap Fund (a)	3,691	61,978
Fidelity Series International Value Fund (a)	26,437	252,471
Fidelity Series Overseas Fund (a)	15,552	165,627
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,184,861)		1,234,338

Bond Funds - 43.5%
Fidelity Series Corporate Bond Fund (a)	34,272	375,965
Fidelity Series Emerging Markets Debt Fund (a)	3,896	37,753
Fidelity Series Floating Rate High Income Fund (a)	927	8,625
Fidelity Series Government Bond Index Fund (a)	48,341	518,211
Fidelity Series High Income Fund (a)	4,590	43,603
Fidelity Series Inflation-Protected Bond Index Fund (a)	47,841	487,018
Fidelity Series International Credit Fund (a)	195	2,010
Fidelity Series Investment Grade Bond Fund (a)	45,884	540,517
Fidelity Series Investment Grade Securitized Fund (a)	35,665	369,842
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,048	151,653
Fidelity Series Real Estate Income Fund (a)	2,491	28,097
TOTAL BOND FUNDS
(Cost $2,459,270)		2,563,294

Short-Term Funds - 11.0%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	129,346	129,346
Fidelity Series Short-Term Credit Fund (a)	12,849	130,162
Fidelity Series Treasury Bill Index Fund (a)	38,918	389,184
TOTAL SHORT-TERM FUNDS
(Cost $646,528)		648,692
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,690,708)		5,899,582
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,357)
NET ASSETS - 100%		$5,897,225

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$46,035	$19,119	$14,952	$3,556	$(973)	$2,314	$51,543
Fidelity Series Blue Chip Growth Fund	80,030	36,363	27,298	9,768	(813)	912	89,194
Fidelity Series Canada Fund	25,829	19,620	4,261	709	9	787	41,984
Fidelity Series Commodity Strategy Fund	161,366	85,082	29,451	2,785	199	(10,375)	206,821
Fidelity Series Corporate Bond Fund	276,974	132,520	47,042	6,867	68	13,445	375,965
Fidelity Series Emerging Markets Debt Fund	33,070	12,021	6,980	1,031	(75)	(283)	37,753
Fidelity Series Emerging Markets Fund	29,788	18,817	4,394	929	(30)	20	44,201
Fidelity Series Emerging Markets Opportunities Fund	263,325	157,604	45,248	9,313	884	14,005	390,570
Fidelity Series Floating Rate High Income Fund	6,905	2,644	905	226	(4)	(15)	8,625
Fidelity Series Government Bond Index Fund	379,794	184,432	58,690	6,128	(84)	12,759	518,211
Fidelity Series Government Money Market Fund 1.62%	107,728	46,139	24,521	1,101	--	--	129,346
Fidelity Series Growth Company Fund	161,023	72,488	55,764	17,861	1,541	5,692	184,980
Fidelity Series High Income Fund	34,753	13,391	4,567	1,300	(9)	35	43,603
Fidelity Series Inflation-Protected Bond Index Fund	314,339	218,720	52,579	5,550	75	6,463	487,018
Fidelity Series International Credit Fund	1,904	91	--	91	--	15	2,010
Fidelity Series International Growth Fund	233,125	84,669	57,836	9,333	2,577	14,972	277,507
Fidelity Series International Small Cap Fund	50,720	24,080	15,776	2,810	184	2,770	61,978
Fidelity Series International Value Fund	221,500	88,356	61,609	10,358	(483)	4,707	252,471
Fidelity Series Intrinsic Opportunities Fund	196,570	90,170	66,364	11,170	(335)	(1,833)	218,208
Fidelity Series Investment Grade Bond Fund	404,292	187,276	65,014	7,282	179	13,784	540,517
Fidelity Series Investment Grade Securitized Fund	286,623	130,523	47,796	7,448	(38)	530	369,842
Fidelity Series Large Cap Stock Fund	172,457	73,247	57,530	10,702	930	3,823	192,927
Fidelity Series Large Cap Value Index Fund	49,304	20,763	15,020	3,158	236	(467)	54,816
Fidelity Series Long-Term Treasury Bond Index Fund	193,779	69,769	119,181	11,358	10,482	(3,196)	151,653
Fidelity Series Opportunistic Insights Fund	88,457	37,373	26,321	7,822	76	(353)	99,232
Fidelity Series Overseas Fund	19,539	139,465	--	445	--	6,623	165,627
Fidelity Series Real Estate Income Fund	22,038	8,736	2,863	1,163	23	163	28,097
Fidelity Series Short-Term Credit Fund	107,744	45,950	24,620	1,582	34	1,054	130,162
Fidelity Series Small Cap Discovery Fund	23,734	7,991	6,953	1,052	121	364	25,257
Fidelity Series Small Cap Opportunities Fund	72,226	28,281	19,618	5,220	(318)	(1,425)	79,146
Fidelity Series Stock Selector Large Cap Value Fund	133,049	54,261	39,180	6,908	68	951	149,149
Fidelity Series Treasury Bill Index Fund	323,064	139,030	73,278	3,114	50	318	389,184
Fidelity Series Value Discovery Fund	94,984	35,809	28,676	3,901	352	(484)	101,985
	$4,616,068	$2,284,800	$1,104,287	$172,041	$14,926	$88,075	$5,899,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $5,690,708)	$5,899,582
Total Investment in Securities (cost $5,690,708)		$5,899,582
Cash		40
Receivable for investments sold		69,107
Total assets		5,968,729
Liabilities
Payable for investments purchased	$69,289
Payable for fund shares redeemed	5
Accrued management fee	2,205
Distribution and service plan fees payable	5
Total liabilities		71,504
Net Assets		$5,897,225
Net Assets consist of:
Paid in capital		$5,658,354
Total accumulated earnings (loss)		238,871
Net Assets		$5,897,225
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($58,193 ÷ 1,108.69 shares)(a)		$52.49
Maximum offering price per share (100/94.25 of $52.49)		$55.69
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($5,335,014 ÷ 101,648.72 shares)		$52.48
Class K:
Net Asset Value, offering price and redemption price per share ($105,273 ÷ 2,005.75 shares)		$52.49
Class K6:
Net Asset Value, offering price and redemption price per share ($105,326 ÷ 2,006.55 shares)		$52.49
Class I:
Net Asset Value, offering price and redemption price per share ($188,093 ÷ 3,582.78 shares)		$52.50
Class Z6:
Net Asset Value, offering price and redemption price per share ($105,326 ÷ 2,006.55 shares)		$52.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$83,923
Expenses
Management fee	$12,274
Distribution and service plan fees	19
Independent trustees' fees and expenses	9
Total expenses		12,302
Net investment income (loss)		71,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9
Affiliated issuers	14,917
Capital gain distributions from underlying funds:
Affiliated issuers	88,118
Total net realized gain (loss)		103,044
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	88,075
Total change in net unrealized appreciation (depreciation)		88,075
Net gain (loss)		191,119
Net increase (decrease) in net assets resulting from operations		$262,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,621	$64,164
Net realized gain (loss)	103,044	54,477
Change in net unrealized appreciation (depreciation)	88,075	22,111
Net increase (decrease) in net assets resulting from operations	262,740	140,752
Distributions to shareholders	(149,798)	(207,367)
Share transactions - net increase (decrease)	1,170,113	1,224,782
Total increase (decrease) in net assets	1,283,055	1,158,167
Net Assets
Beginning of period	4,614,170	3,456,003
End of period	$5,897,225	$4,614,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$51.34	$52.52	$62.67	$57.92	$59.57	$57.74
Income from Investment Operations
Net investment income (loss)A	.622	.783	.676	.776	.774	.718
Net realized and unrealized gain (loss)	1.898	1.134	2.152	5.041	(.138)	2.463
Total from investment operations	2.520	1.917	2.828	5.817	.636	3.181
Distributions from net investment income	(.633)	(.822)	(.685)	(.706)	(.766)	(.712)
Distributions from net realized gain	(.737)	(2.275)	(12.293)	(.361)	(1.520)	(.639)
Total distributions	(1.370)	(3.097)	(12.978)	(1.067)	(2.286)	(1.351)
Net asset value, end of period	$52.49	$51.34	$52.52	$62.67	$57.92	$59.57
Total ReturnB,C,D	4.94%	4.02%	5.29%	10.19%	1.27%	5.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.81%H	.87%	.34%	.25%	.25%
Expenses net of fee waivers, if any	.72%G	.81%H	.87%	.34%	.25%	.25%
Expenses net of all reductions	.72%G	.81%H	.87%	.34%	.25%	.25%
Net investment income (loss)	2.43%G	1.57%	1.26%	1.29%	1.39%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$20	$17	$17	$62	$172
Portfolio turnover rateF	42%G	86%	19%	115%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$51.35	$52.53	$62.67	$57.92	$59.58	$57.75
Income from Investment Operations
Net investment income (loss)A	.695	.916	.818	.909	.915	.865
Net realized and unrealized gain (loss)	1.887	1.125	2.145	5.058	(.145)	2.464
Total from investment operations	2.582	2.041	2.963	5.967	.770	3.329
Distributions from net investment income	(.715)	(.946)	(.810)	(.856)	(.910)	(.860)
Distributions from net realized gain	(.737)	(2.275)	(12.293)	(.361)	(1.520)	(.639)
Total distributions	(1.452)	(3.221)	(13.103)	(1.217)	(2.430)	(1.499)
Net asset value, end of period	$52.48	$51.35	$52.53	$62.67	$57.92	$59.58
Total ReturnB,C	5.07%	4.28%	5.56%	10.47%	1.52%	5.84%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.55%	.62%	.10%	- %G	- %G
Expenses net of fee waivers, if any	.47%F	.55%	.62%	.10%	-%	-%
Expenses net of all reductions	.47%F	.55%	.61%	.10%	-%	-%
Net investment income (loss)	2.68%F	1.83%	1.52%	1.53%	1.64%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,335	$4,303	$3,139	$4,314	$4,597	$6,181
Portfolio turnover rateE	42%F	86%	19%	115%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$51.28
Income from Investment Operations
Net investment income (loss)B	.722
Net realized and unrealized gain (loss)	1.965
Total from investment operations	2.687
Distributions from net investment income	(.740)
Distributions from net realized gain	(.737)
Total distributions	(1.477)
Net asset value, end of period	$52.49
Total ReturnC	5.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%F
Expenses net of fee waivers, if any	.37%F
Expenses net of all reductions	.37%F
Net investment income (loss)	2.78%F
Supplemental Data
Net assets, end of period (000 omitted)	$105
Portfolio turnover rateE	42%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$51.28
Income from Investment Operations
Net investment income (loss)B	.748
Net realized and unrealized gain (loss)	1.960
Total from investment operations	2.708
Distributions from net investment income	(.761)
Distributions from net realized gain	(.737)
Total distributions	(1.498)
Net asset value, end of period	$52.49
Total ReturnC	5.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F
Expenses net of fee waivers, if any	.27%F
Expenses net of all reductions	.27%F
Net investment income (loss)	2.88%F
Supplemental Data
Net assets, end of period (000 omitted)	$105
Portfolio turnover rateE	42%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$51.35	$52.53	$62.67	$57.92	$59.58	$57.75
Income from Investment Operations
Net investment income (loss)A	.699	.890	.812	.909	.913	.865
Net realized and unrealized gain (loss)	1.887	1.148	2.161	5.048	(.143)	2.464
Total from investment operations	2.586	2.038	2.973	5.957	.770	3.329
Distributions from net investment income	(.699)	(.943)	(.820)	(.846)	(.910)	(.860)
Distributions from net realized gain	(.737)	(2.275)	(12.293)	(.361)	(1.520)	(.639)
Total distributions	(1.436)	(3.218)	(13.113)	(1.207)	(2.430)	(1.499)
Net asset value, end of period	$52.50	$51.35	$52.53	$62.67	$57.92	$59.58
Total ReturnB,C	5.07%	4.27%	5.58%	10.45%	1.52%	5.84%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.55%	.62%	.10%	- %G	- %G
Expenses net of fee waivers, if any	.47%F	.55%	.62%	.10%	-%	-%
Expenses net of all reductions	.47%F	.55%	.61%	.10%	-%	-%
Net investment income (loss)	2.68%F	1.83%	1.52%	1.53%	1.64%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$188	$291	$28	$26	$33	$34
Portfolio turnover rateE	42%F	86%	19%	115%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class Z6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$51.28
Income from Investment Operations
Net investment income (loss)B	.748
Net realized and unrealized gain (loss)	1.960
Total from investment operations	2.708
Distributions from net investment income	(.761)
Distributions from net realized gain	(.737)
Total distributions	(1.498)
Net asset value, end of period	$52.49
Total ReturnC	5.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F
Expenses net of fee waivers, if any	.27%F
Expenses net of all reductions	.27%F
Net investment income (loss)	2.88%F
Supplemental Data
Net assets, end of period (000 omitted)	$105
Portfolio turnover rateE	42%F

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Government Bond Index Fund	8.3
Fidelity Series Inflation-Protected Bond Index Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Corporate Bond Fund	6.0
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series International Growth Fund	5.3
Fidelity Series International Value Fund	5.1
Fidelity Series Treasury Bill Index Fund	4.6
Fidelity Series Intrinsic Opportunities Fund	4.4
62.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.3%
International Equity Funds	23.3%
Bond Funds	40.8%
Short-Term Funds	7.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	29,892	$311,175
Fidelity Series Blue Chip Growth Fund (a)	35,035	542,685
Fidelity Series Commodity Strategy Fund (a)	243,784	1,075,086
Fidelity Series Growth Company Fund (a)	60,275	1,101,829
Fidelity Series Intrinsic Opportunities Fund (a)	81,702	1,327,656
Fidelity Series Large Cap Stock Fund (a)	76,123	1,173,821
Fidelity Series Large Cap Value Index Fund (a)	25,732	332,202
Fidelity Series Opportunistic Insights Fund (a)	33,423	619,665
Fidelity Series Small Cap Discovery Fund (a)	13,455	153,793
Fidelity Series Small Cap Opportunities Fund (a)	35,072	481,543
Fidelity Series Stock Selector Large Cap Value Fund (a)	71,801	894,635
Fidelity Series Value Discovery Fund (a)	49,552	644,665
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,376,695)		8,658,755

International Equity Funds - 23.3%
Fidelity Series Canada Fund (a)	25,365	284,342
Fidelity Series Emerging Markets Fund (a)	26,439	249,850
Fidelity Series Emerging Markets Opportunities Fund (a)	112,306	2,207,938
Fidelity Series International Growth Fund (a)	92,521	1,607,090
Fidelity Series International Small Cap Fund (a)	21,706	364,436
Fidelity Series International Value Fund (a)	163,726	1,563,584
Fidelity Series Overseas Fund (a)	81,846	871,658
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,893,581)		7,148,898

Bond Funds - 40.8%
Fidelity Series Corporate Bond Fund (a)	168,062	1,843,638
Fidelity Series Emerging Markets Debt Fund (a)	20,333	197,024
Fidelity Series Floating Rate High Income Fund (a)	4,789	44,537
Fidelity Series Government Bond Index Fund (a)	236,820	2,538,715
Fidelity Series High Income Fund (a)	23,750	225,621
Fidelity Series Inflation-Protected Bond Index Fund (a)	221,179	2,251,605
Fidelity Series International Credit Fund (a)	1,299	13,406
Fidelity Series Investment Grade Bond Fund (a)	224,800	2,648,140
Fidelity Series Investment Grade Securitized Fund (a)	174,554	1,810,124
Fidelity Series Long-Term Treasury Bond Index Fund (a)	83,390	788,038
Fidelity Series Real Estate Income Fund (a)	12,806	144,449
TOTAL BOND FUNDS
(Cost $12,046,026)		12,505,297

Short-Term Funds - 7.6%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	467,835	467,835
Fidelity Series Short-Term Credit Fund (a)	46,197	467,973
Fidelity Series Treasury Bill Index Fund (a)	140,344	1,403,437
TOTAL SHORT-TERM FUNDS
(Cost $2,332,549)		2,339,245
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,648,851)		30,652,195
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,779)
NET ASSETS - 100%		$30,639,416

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$248,012	$119,898	$64,736	$20,943	$(8,248)	$16,249	$311,175
Fidelity Series Blue Chip Growth Fund	431,668	224,224	123,699	50,588	(477)	10,969	542,685
Fidelity Series Canada Fund	133,525	151,746	5,228	4,256	3	4,296	284,342
Fidelity Series Commodity Strategy Fund	747,713	475,093	91,455	13,280	(5,315)	(50,950)	1,075,086
Fidelity Series Corporate Bond Fund	1,169,528	752,888	139,969	31,482	(159)	61,350	1,843,638
Fidelity Series Emerging Markets Debt Fund	152,144	69,525	24,183	4,975	(1,387)	925	197,024
Fidelity Series Emerging Markets Fund	149,406	113,562	13,625	5,102	(50)	557	249,850
Fidelity Series Emerging Markets Opportunities Fund	1,322,221	951,885	144,036	51,155	610	77,258	2,207,938
Fidelity Series Floating Rate High Income Fund	31,721	15,422	2,575	1,089	(25)	(6)	44,537
Fidelity Series Government Bond Index Fund	1,603,702	1,042,673	162,840	27,843	(2,040)	57,220	2,538,715
Fidelity Series Government Money Market Fund 1.62%	384,354	184,974	101,493	3,732	--	--	467,835
Fidelity Series Growth Company Fund	869,187	460,161	273,063	105,754	4,769	40,775	1,101,829
Fidelity Series High Income Fund	160,534	77,935	12,935	6,265	32	55	225,621
Fidelity Series Inflation-Protected Bond Index Fund	1,194,423	1,171,238	141,451	25,471	(432)	27,827	2,251,605
Fidelity Series International Credit Fund	12,700	609	--	609	--	97	13,406
Fidelity Series International Growth Fund	1,194,661	545,286	230,013	53,093	4,165	92,991	1,607,090
Fidelity Series International Small Cap Fund	257,287	161,373	69,561	16,013	152	15,185	364,436
Fidelity Series International Value Fund	1,145,190	568,699	168,379	58,921	(2,335)	20,409	1,563,584
Fidelity Series Intrinsic Opportunities Fund	1,061,122	558,712	284,592	58,917	978	(8,564)	1,327,656
Fidelity Series Investment Grade Bond Fund	1,707,105	1,064,673	186,500	33,260	(340)	63,202	2,648,140
Fidelity Series Investment Grade Securitized Fund	1,210,285	718,703	120,451	34,357	(548)	2,135	1,810,124
Fidelity Series Large Cap Stock Fund	930,917	459,729	249,716	56,482	2,272	30,619	1,173,821
Fidelity Series Large Cap Value Index Fund	265,681	129,616	61,438	18,647	185	(1,842)	332,202
Fidelity Series Long-Term Treasury Bond Index Fund	1,008,689	335,063	593,277	59,683	54,221	(16,658)	788,038
Fidelity Series Opportunistic Insights Fund	477,186	242,372	101,254	46,106	769	592	619,665
Fidelity Series Overseas Fund	118,524	715,681	--	2,549	--	37,453	871,658
Fidelity Series Real Estate Income Fund	101,236	50,354	8,138	5,445	(28)	1,025	144,449
Fidelity Series Short-Term Credit Fund	384,396	181,321	101,594	5,404	285	3,565	467,973
Fidelity Series Small Cap Discovery Fund	127,535	54,742	30,884	6,382	(1)	2,401	153,793
Fidelity Series Small Cap Opportunities Fund	389,103	176,539	78,067	26,906	(1,313)	(4,719)	481,543
Fidelity Series Stock Selector Large Cap Value Fund	718,051	334,266	163,067	40,755	641	4,744	894,635
Fidelity Series Treasury Bill Index Fund	1,152,634	552,715	302,948	10,659	166	870	1,403,437
Fidelity Series Value Discovery Fund	512,425	259,227	125,536	22,999	743	(2,194)	644,665
	$21,372,865	$12,920,904	$4,176,703	$909,122	$47,293	$487,836	$30,652,195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $29,648,851)	$30,652,195
Total Investment in Securities (cost $29,648,851)		$30,652,195
Cash		379
Receivable for investments sold		222,241
Receivable for fund shares sold		199,320
Total assets		31,074,135
Liabilities
Payable for investments purchased	$398,982
Payable for fund shares redeemed	23,544
Accrued management fee	11,989
Distribution and service plan fees payable	204
Total liabilities		434,719
Net Assets		$30,639,416
Net Assets consist of:
Paid in capital		$29,369,812
Total accumulated earnings (loss)		1,269,604
Net Assets		$30,639,416
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($979,644 ÷ 18,202.93 shares)(a)		$53.82
Maximum offering price per share (100/94.25 of $53.82)		$57.10
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($28,744,183 ÷ 533,636.29 shares)		$53.86
Class K:
Net Asset Value, offering price and redemption price per share ($105,692 ÷ 1,961.99 shares)		$53.87
Class K6:
Net Asset Value, offering price and redemption price per share ($295,091 ÷ 5,480.54 shares)		$53.84
Class I:
Net Asset Value, offering price and redemption price per share ($409,061 ÷ 7,579.41 shares)		$53.97
Class Z6:
Net Asset Value, offering price and redemption price per share ($105,745 ÷ 1,960.13 shares)		$53.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$428,813
Expenses
Management fee	$61,645
Distribution and service plan fees	865
Independent trustees' fees and expenses	44
Total expenses before reductions	62,554
Expense reductions	(2)
Total expenses after reductions		62,552
Net investment income (loss)		366,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73
Affiliated issuers	47,277
Capital gain distributions from underlying funds:
Affiliated issuers	480,309
Total net realized gain (loss)		527,659
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	487,836
Total change in net unrealized appreciation (depreciation)		487,836
Net gain (loss)		1,015,495
Net increase (decrease) in net assets resulting from operations		$1,381,756

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$366,261	$325,719
Net realized gain (loss)	527,659	495,574
Change in net unrealized appreciation (depreciation)	487,836	(94,579)
Net increase (decrease) in net assets resulting from operations	1,381,756	726,714
Distributions to shareholders	(912,451)	(1,131,885)
Share transactions - net increase (decrease)	8,805,769	3,566,811
Total increase (decrease) in net assets	9,275,074	3,161,640
Net Assets
Beginning of period	21,364,342	18,202,702
End of period	$30,639,416	$21,364,342

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$52.89	$54.27	$64.30	$59.20	$61.04	$59.16
Income from Investment Operations
Net investment income (loss)A	.689	.818	.678	.800	.798	.756
Net realized and unrealized gain (loss)	2.075	1.072	2.470	5.517	(.292)	2.687
Total from investment operations	2.764	1.890	3.148	6.317	.506	3.443
Distributions from net investment income	(.683)	(.820)	(.654)	(.749)	(.802)	(.750)
Distributions from net realized gain	(1.151)	(2.450)	(12.524)	(.468)	(1.544)	(.813)
Total distributions	(1.834)	(3.270)	(13.178)	(1.217)	(2.346)	(1.563)
Net asset value, end of period	$53.82	$52.89	$54.27	$64.30	$59.20	$61.04
Total ReturnB,C,D	5.29%	3.87%	5.74%	10.85%	1.03%	5.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.84%	.91%	.35%	.25%	.25%
Expenses net of fee waivers, if any	.73%G	.84%	.91%	.35%	.25%	.25%
Expenses net of all reductions	.73%G	.84%	.91%	.35%	.25%	.25%
Net investment income (loss)	2.58%G	1.59%	1.23%	1.31%	1.40%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$980	$556	$577	$592	$536	$636
Portfolio turnover rateF	32%G	48%	19%	108%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$52.92	$54.31	$64.34	$59.22	$61.06	$59.18
Income from Investment Operations
Net investment income (loss)A	.756	.950	.820	.951	.941	.906
Net realized and unrealized gain (loss)	2.076	1.062	2.468	5.523	(.293)	2.687
Total from investment operations	2.832	2.012	3.288	6.474	.648	3.593
Distributions from net investment income	(.741)	(.952)	(.794)	(.886)	(.944)	(.900)
Distributions from net realized gain	(1.151)	(2.450)	(12.524)	(.468)	(1.544)	(.813)
Total distributions	(1.892)	(3.402)	(13.318)	(1.354)	(2.488)	(1.713)
Net asset value, end of period	$53.86	$52.92	$54.31	$64.34	$59.22	$61.06
Total ReturnB,C	5.42%	4.11%	6.01%	11.13%	1.29%	6.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.59%	.66%	.10%	- %G	- %G
Expenses net of fee waivers, if any	.48%F	.59%	.66%	.10%	-%	-%
Expenses net of all reductions	.48%F	.59%	.66%	.10%	-%	-%
Net investment income (loss)	2.84%F	1.84%	1.48%	1.56%	1.65%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$28,744	$20,130	$16,953	$22,122	$27,774	$34,087
Portfolio turnover rateE	32%F	48%	19%	108%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$52.82
Income from Investment Operations
Net investment income (loss)B	.784
Net realized and unrealized gain (loss)	2.183
Total from investment operations	2.967
Distributions from net investment income	(.766)
Distributions from net realized gain	(1.151)
Total distributions	(1.917)
Net asset value, end of period	$53.87
Total ReturnC,D	5.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G
Expenses net of fee waivers, if any	.38%G
Expenses net of all reductions	.38%G
Net investment income (loss)	2.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rateF	32%G

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$52.82
Income from Investment Operations
Net investment income (loss)B	.816
Net realized and unrealized gain (loss)	2.171
Total from investment operations	2.987
Distributions from net investment income	(.816)
Distributions from net realized gain	(1.151)
Total distributions	(1.967)
Net asset value, end of period	$53.84
Total ReturnC,D	5.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%G
Expenses net of fee waivers, if any	.28%G
Expenses net of all reductions	.28%G
Net investment income (loss)	3.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$295
Portfolio turnover rateF	32%G

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.00	$54.38	$64.33	$59.21	$61.06	$59.18
Income from Investment Operations
Net investment income (loss)A	.759	.906	.835	.953	.943	.906
Net realized and unrealized gain (loss)	2.075	1.114	2.466	5.521	(.305)	2.687
Total from investment operations	2.834	2.020	3.301	6.474	.638	3.593
Distributions from net investment income	(.713)	(.950)	(.727)	(.886)	(.944)	(.900)
Distributions from net realized gain	(1.151)	(2.450)	(12.524)	(.468)	(1.544)	(.813)
Total distributions	(1.864)	(3.400)	(13.251)	(1.354)	(2.488)	(1.713)
Net asset value, end of period	$53.97	$53.00	$54.38	$64.33	$59.21	$61.06
Total ReturnB,C	5.42%	4.12%	6.03%	11.14%	1.27%	6.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.57%G	.66%	.10%	- %H	- %H
Expenses net of fee waivers, if any	.48%F	.57%G	.66%	.10%	-%	-%
Expenses net of all reductions	.48%F	.57%G	.65%	.10%	-%	-%
Net investment income (loss)	2.84%F	1.87%	1.49%	1.56%	1.65%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$409	$678	$28	$79	$78	$148
Portfolio turnover rateE	32%F	48%	19%	108%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class Z6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$52.89
Income from Investment Operations
Net investment income (loss)B	.811
Net realized and unrealized gain (loss)	2.189
Total from investment operations	3.000
Distributions from net investment income	(.789)
Distributions from net realized gain	(1.151)
Total distributions	(1.940)
Net asset value, end of period	$53.95
Total ReturnC,D	5.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%G
Expenses net of fee waivers, if any	.28%G
Expenses net of all reductions	.28%G
Net investment income (loss)	3.04%G
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rateF	32%G

 A For the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Government Bond Index Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Inflation-Protected Bond Index Fund	6.7
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	5.5
Fidelity Series Intrinsic Opportunities Fund	4.8
Fidelity Series Large Cap Stock Fund	4.3
62.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.2%
International Equity Funds	25.3%
Bond Funds	39.1%
Short-Term Funds	4.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2030 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,090	$42,576
Fidelity Series Blue Chip Growth Fund (a)	4,794	74,255
Fidelity Series Commodity Strategy Fund (a)	29,808	131,453
Fidelity Series Growth Company Fund (a)	8,247	150,756
Fidelity Series Intrinsic Opportunities Fund (a)	11,178	181,650
Fidelity Series Large Cap Stock Fund (a)	10,415	160,603
Fidelity Series Large Cap Value Index Fund (a)	3,535	45,633
Fidelity Series Opportunistic Insights Fund (a)	4,456	82,609
Fidelity Series Small Cap Discovery Fund (a)	1,843	21,069
Fidelity Series Small Cap Opportunities Fund (a)	4,815	66,106
Fidelity Series Stock Selector Large Cap Value Fund (a)	9,965	124,158
Fidelity Series Value Discovery Fund (a)	6,780	88,204
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,156,166)		1,169,072

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	2,924	32,776
Fidelity Series Emerging Markets Fund (a)	3,444	32,548
Fidelity Series Emerging Markets Opportunities Fund (a)	14,632	287,672
Fidelity Series International Growth Fund (a)	12,117	210,474
Fidelity Series International Small Cap Fund (a)	2,929	49,176
Fidelity Series International Value Fund (a)	21,532	205,628
Fidelity Series Overseas Fund (a)	12,086	128,712
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $930,502)		946,986

Bond Funds - 39.1%
Fidelity Series Corporate Bond Fund (a)	19,762	216,794
Fidelity Series Emerging Markets Debt Fund (a)	2,481	24,044
Fidelity Series Floating Rate High Income Fund (a)	596	5,547
Fidelity Series Government Bond Index Fund (a)	27,891	298,995
Fidelity Series High Income Fund (a)	2,914	27,681
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,820	252,670
Fidelity Series International Credit Fund (a)	181	1,867
Fidelity Series Investment Grade Bond Fund (a)	26,461	311,708
Fidelity Series Investment Grade Securitized Fund (a)	20,545	213,053
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,185	96,248
Fidelity Series Real Estate Income Fund (a)	1,551	17,494
TOTAL BOND FUNDS
(Cost $1,453,303)		1,466,101

Short-Term Funds - 4.4%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	32,766	32,766
Fidelity Series Short-Term Credit Fund (a)	3,235	32,773
Fidelity Series Treasury Bill Index Fund (a)	9,830	98,298
TOTAL SHORT-TERM FUNDS
(Cost $163,730)		163,837
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,703,701)		3,745,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,160)
NET ASSETS - 100%		$3,744,836

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177
Total	$177

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$48,821	$7,052	$2,212	$(72)	$879	$42,576
Fidelity Series Blue Chip Growth Fund	--	84,521	14,595	2,900	(287)	4,616	74,255
Fidelity Series Canada Fund	--	35,189	2,817	440	(12)	416	32,776
Fidelity Series Commodity Strategy Fund	--	148,849	11,603	913	(89)	(5,704)	131,453
Fidelity Series Corporate Bond Fund	--	225,955	13,328	2,142	(15)	4,182	216,794
Fidelity Series Emerging Markets Debt Fund	--	26,849	3,319	347	13	501	24,044
Fidelity Series Emerging Markets Fund	--	34,585	2,230	513	1	192	32,548
Fidelity Series Emerging Markets Opportunities Fund	--	304,292	21,737	5,145	88	5,029	287,672
Fidelity Series Floating Rate High Income Fund	--	5,910	384	79	--	21	5,547
Fidelity Series Government Bond Index Fund	--	311,684	15,831	1,795	(144)	3,286	298,995
Fidelity Series Government Money Market Fund 1.62%	--	44,232	11,466	142	--	--	32,766
Fidelity Series Growth Company Fund	--	176,779	30,103	11,962	(650)	4,730	150,756
Fidelity Series High Income Fund	--	29,685	2,066	437	(4)	66	27,681
Fidelity Series Inflation-Protected Bond Index Fund	--	266,254	15,444	2,234	(42)	1,902	252,670
Fidelity Series International Credit Fund	--	2,004	128	60	(3)	(6)	1,867
Fidelity Series International Growth Fund	--	223,310	19,896	5,475	(1)	7,061	210,474
Fidelity Series International Small Cap Fund	--	56,308	8,129	1,650	(27)	1,024	49,176
Fidelity Series International Value Fund	--	223,774	17,732	6,076	(68)	(346)	205,628
Fidelity Series Intrinsic Opportunities Fund	--	212,414	31,180	3,786	38	378	181,650
Fidelity Series Investment Grade Bond Fund	--	325,597	18,194	2,301	(18)	4,323	311,708
Fidelity Series Investment Grade Securitized Fund	--	224,301	11,331	2,344	(49)	132	213,053
Fidelity Series Large Cap Stock Fund	--	182,425	27,049	2,706	26	5,201	160,603
Fidelity Series Large Cap Value Index Fund	--	52,806	6,953	1,969	(95)	(125)	45,633
Fidelity Series Long-Term Treasury Bond Index Fund	--	130,370	31,403	5,307	(1,046)	(1,673)	96,248
Fidelity Series Opportunistic Insights Fund	--	95,156	13,665	4,870	(212)	1,330	82,609
Fidelity Series Overseas Fund	--	129,696	4,101	263	10	3,107	128,712
Fidelity Series Real Estate Income Fund	--	18,744	1,308	386	(9)	67	17,494
Fidelity Series Short-Term Credit Fund	--	43,919	11,282	216	(1)	137	32,773
Fidelity Series Small Cap Discovery Fund	--	24,093	3,197	674	(23)	196	21,069
Fidelity Series Small Cap Opportunities Fund	--	73,836	8,772	1,522	(34)	1,076	66,106
Fidelity Series Stock Selector Large Cap Value Fund	--	142,592	18,983	4,303	(148)	697	124,158
Fidelity Series Treasury Bill Index Fund	--	132,587	34,255	427	(3)	(31)	98,298
Fidelity Series Value Discovery Fund	--	102,438	13,801	2,428	(64)	(369)	88,204
	$--	$4,139,975	$433,334	$78,024	$(2,940)	$42,295	$3,745,996

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,703,701)	$3,745,996
Total Investment in Securities (cost $3,703,701)		$3,745,996
Cash		178
Receivable for investments sold		19,601
Receivable for fund shares sold		39,147
Total assets		3,804,922
Liabilities
Payable for investments purchased	$58,833
Accrued management fee	1,203
Distribution and service plan fees payable	50
Total liabilities		60,086
Net Assets		$3,744,836
Net Assets consist of:
Paid in capital		$3,673,313
Total accumulated earnings (loss)		71,523
Net Assets		$3,744,836
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($236,021 ÷ 22,427 shares)A		$10.52
Maximum offering price per share (100/94.25 of $10.52)		$11.16
Fidelity Managed Retirement 2030 Fund:
Net Asset Value, offering price and redemption price per share ($2,774,491 ÷ 263,753 shares)		$10.52
Class K:
Net Asset Value, offering price and redemption price per share ($178,232 ÷ 16,928 shares)		$10.53
Class K6:
Net Asset Value, offering price and redemption price per share ($199,619 ÷ 18,957 shares)		$10.53
Class I:
Net Asset Value, offering price and redemption price per share ($178,160 ÷ 16,922 shares)		$10.53
Class Z6:
Net Asset Value, offering price and redemption price per share ($178,313 ÷ 16,934 shares)		$10.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 16, 2019 (commencement of operations) to January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$36,305
Income from Fidelity Central Funds		177
Total income		36,482
Expenses
Management fee	$4,033
Distribution and service plan fees	243
Independent trustees' fees and expenses	2
Total expenses		4,278
Net investment income (loss)		32,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1)
Affiliated issuers	(2,939)
Capital gain distributions from underlying funds:
Affiliated issuers	41,719
Total net realized gain (loss)		38,779
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	42,295
Total change in net unrealized appreciation (depreciation)		42,295
Net gain (loss)		81,074
Net increase (decrease) in net assets resulting from operations		$113,278

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 16, 2019 (commencement of operations) to January 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,204
Net realized gain (loss)	38,779
Change in net unrealized appreciation (depreciation)	42,295
Net increase (decrease) in net assets resulting from operations	113,278
Distributions to shareholders	(41,755)
Share transactions - net increase (decrease)	3,673,313
Total increase (decrease) in net assets	3,744,836
Net Assets
Beginning of period	–
End of period	$3,744,836

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2030 Fund Class A

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.153
Net realized and unrealized gain (loss)	.520
Total from investment operations	.673
Distributions from net investment income	(.113)
Distributions from net realized gain	(.040)
Total distributions	(.153)
Net asset value, end of period	$10.52
Total ReturnC,D	6.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G
Expenses net of fee waivers, if any	.73%G
Expenses net of all reductions	.73%G
Net investment income (loss)	3.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$236
Portfolio turnover rateF	20%H

 A For the period August 16, 2019 (commencement of operations) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.165
Net realized and unrealized gain (loss)	.524
Total from investment operations	.689
Distributions from net investment income	(.129)
Distributions from net realized gain	(.040)
Total distributions	(.169)
Net asset value, end of period	$10.52
Total ReturnC	6.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F
Expenses net of fee waivers, if any	.48%F
Expenses net of all reductions	.48%F
Net investment income (loss)	3.46%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,774
Portfolio turnover rateE	20%G

 A For the period August 16, 2019 (commencement of operations) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.170
Net realized and unrealized gain (loss)	.525
Total from investment operations	.695
Distributions from net investment income	(.125)
Distributions from net realized gain	(.040)
Total distributions	(.165)
Net asset value, end of period	$10.53
Total ReturnC	6.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.38%F
Expenses net of fee waivers, if any	.38%F
Expenses net of all reductions	.38%F
Net investment income (loss)	3.57%F
Supplemental Data
Net assets, end of period (000 omitted)	$178
Portfolio turnover rateE	20%G

 A For the period August 16, 2019 (commencement of operations) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.174
Net realized and unrealized gain (loss)	.525
Total from investment operations	.699
Distributions from net investment income	(.129)
Distributions from net realized gain	(.040)
Total distributions	(.169)
Net asset value, end of period	$10.53
Total ReturnC	7.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F
Expenses net of fee waivers, if any	.28%F
Expenses net of all reductions	.28%F
Net investment income (loss)	3.67%F
Supplemental Data
Net assets, end of period (000 omitted)	$200
Portfolio turnover rateE	20%G

 A For the period August 16, 2019 (commencement of operations) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class I

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.165
Net realized and unrealized gain (loss)	.526
Total from investment operations	.691
Distributions from net investment income	(.121)
Distributions from net realized gain	(.040)
Total distributions	(.161)
Net asset value, end of period	$10.53
Total ReturnC	6.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F
Expenses net of fee waivers, if any	.48%F
Expenses net of all reductions	.48%F
Net investment income (loss)	3.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$178
Portfolio turnover rateE	20%G

 A For the period August 16, 2019 (commencement of operations) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class Z6

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.174
Net realized and unrealized gain (loss)	.525
Total from investment operations	.699
Distributions from net investment income	(.129)
Distributions from net realized gain	(.040)
Total distributions	(.169)
Net asset value, end of period	$10.53
Total ReturnC	7.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F
Expenses net of fee waivers, if any	.28%F
Expenses net of all reductions	.28%F
Net investment income (loss)	3.67%F
Supplemental Data
Net assets, end of period (000 omitted)	$178
Portfolio turnover rateE	20%G

 A For the period August 16, 2019 (commencement of operations) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The Funds' investment objective is intended to support a withdrawal strategy to provide shareholders with income in retirement, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement, Class K, Class K6, Class I and Class Z6. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Class K, Class K6 and Class Z6 of each Fund, with the exception of Fidelity Managed Retirement 2030 Fund, commenced sale of shares on August 1, 2019.

Effective after the close of business July 26, 2019, Class M and Class C of each Fund, with the exception of Fidelity Managed Retirement 2030 Fund, were consolidated into Class I. All prior fiscal period dollar and share amounts for Class M and Class C, which are presented in the Notes to Financial Statements, are for the period August 1, 2018 through July 26, 2019.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$8,599,305	$276,651	$(52,907)	$223,744
Fidelity Managed Retirement 2005 Fund	5,219,099	210,984	(34,217)	176,767
Fidelity Managed Retirement 2010 Fund	9,282,178	400,695	(70,092)	330,603
Fidelity Managed Retirement 2015 Fund	6,366,794	245,054	(51,046)	194,008
Fidelity Managed Retirement 2020 Fund	5,717,980	228,202	(46,600)	181,602
Fidelity Managed Retirement 2025 Fund	29,705,851	1,222,500	(276,156)	946,344
Fidelity Managed Retirement 2030 Fund	3,706,412	70,504	(30,920)	39,584

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	3,361,287	992,848
Fidelity Managed Retirement 2005 Fund	972,124	986,984
Fidelity Managed Retirement 2010 Fund	1,573,531	1,539,563
Fidelity Managed Retirement 2015 Fund	2,660,569	819,799
Fidelity Managed Retirement 2020 Fund	2,284,800	1,104,287
Fidelity Managed Retirement 2025 Fund	12,920,904	4,176,703
Fidelity Managed Retirement 2030 Fund	4,139,975	433,334

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2005 Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.46%	.36%
Fidelity Managed Retirement 2015 Fund	.47%	.37%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.48%	.38%
Fidelity Managed Retirement 2030 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2005 Fund	.25%
Fidelity Managed Retirement 2010 Fund	.26%
Fidelity Managed Retirement 2015 Fund	.27%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.28%
Fidelity Managed Retirement 2030 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$289	$–
Fidelity Managed Retirement 2005 Fund
Class A	-%	.25%	$358	$–
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$257	$–
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$674	$–
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$19	$18
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$865	$–
Fidelity Managed Retirement 2030 Fund
Class A	-%	.25%	$243	$198

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	$1,054
Fidelity Managed Retirement 2005 Fund
Class A	$–
Fidelity Managed Retirement 2010 Fund
Class A	$6
Fidelity Managed Retirement 2015 Fund
Class A	$19
Fidelity Managed Retirement 2020 Fund
Class A	$354
Fidelity Managed Retirement 2025 Fund
Class A	$997
Fidelity Managed Retirement 2030 Fund
Class A	$13

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Fidelity Managed Retirement Income Fund	$6
Fidelity Managed Retirement 2005 Fund	4
Fidelity Managed Retirement 2010 Fund	3
Fidelity Managed Retirement 2015 Fund	3
Fidelity Managed Retirement 2020 Fund	9
Fidelity Managed Retirement 2025 Fund	16
Fidelity Managed Retirement 2030 Fund	1

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Managed Retirement 2025 Fund	$2

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Fidelity Managed Retirement Income Fund(a)
Distributions to shareholders
Class A	$4,623	$6,373
Class M	–	1,746
Class C	–	1,664
Fidelity Managed Retirement Income	127,534	264,089
Class K	1,945	–
Class K6	1,998	–
Class I	1,337	2,509
Class Z6	2,000	–
Total	$139,437	$276,381
Fidelity Managed Retirement 2005 Fund(a)
Distributions to shareholders
Class A	$5,335	$13,084
Class M	–	10,395
Class C	–	3,880
Fidelity Managed Retirement 2005	93,095	262,560
Class K	2,080	–
Class K6	2,125	–
Class I	5,738	1,056
Class Z6	2,126	–
Total	$110,499	$290,975
Fidelity Managed Retirement 2010 Fund(a)
Distributions to shareholders
Class A	$4,953	$6,922
Class M	–	845
Class C	–	4,945
Fidelity Managed Retirement 2010	227,012	454,437
Class K	2,622	–
Class K6	2,667	–
Class I	2,683	1,833
Class Z6	2,668	–
Total	$242,605	$468,982
Fidelity Managed Retirement 2015 Fund(a)
Distributions to shareholders
Class A	$14,652	$13,554
Class M	–	1,377
Class C	–	3,298
Fidelity Managed Retirement 2015	118,218	209,247
Class K	2,847	–
Class K6	2,889	–
Class I	7,973	10,805
Class Z6	8,329	–
Total	$154,908	$238,281
Fidelity Managed Retirement 2020 Fund(a)
Distributions to shareholders
Class A	$353	$1,042
Class M	–	9,779
Class C	–	5,230
Fidelity Managed Retirement 2020	135,547	189,573
Class K	2,903	–
Class K6	2,945	–
Class I	5,105	1,743
Class Z6	2,945	–
Total	$149,798	$207,367
Fidelity Managed Retirement 2025 Fund(a)
Distributions to shareholders
Class A	$26,059	$35,104
Class M	–	29,200
Class C	–	8,132
Fidelity Managed Retirement 2025	840,466	1,057,637
Class K	3,669	–
Class K6	20,289	–
Class I	18,259	1,812
Class Z6	3,709	–
Total	$912,451	$1,131,885
Fidelity Managed Retirement 2030 Fund(b)
Distributions to shareholders
Class A	$3,300	$–
Fidelity Managed Retirement 2030 Fund	27,070	–
Class K	2,755	–
Class K6	3,120	–
Class I	2,688	–
Class Z6	2,822	–
Total	$41,755	$–

 (a) Distributions for Class K, K6 and Z6 are for the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 (b) For the period August 16, 2019 (commencement of operations) to January 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
Fidelity Managed Retirement Income Fund(a)
Class A
Shares sold	2,290	478	$133,846	$26,868
Reinvestment of distributions	77	110	4,519	6,124
Shares redeemed	(71)	(79)	(4,148)	(4,444)
Net increase (decrease)	2,296	509	$134,217	$28,548
Class M
Reinvestment of distributions	–	31	–	1,746
Shares redeemed	–	(983)	–	(56,375)
Net increase (decrease)	–	(952)	$–	$(54,629)
Class C
Shares sold	–	178	$–	$10,000
Reinvestment of distributions	–	30	–	1,664
Shares redeemed	–	(1,096)	–	(61,965)
Net increase (decrease)	–	(888)	$–	$(50,301)
Fidelity Managed Retirement Income
Shares sold	40,037	15,319	$2,346,956	$875,448
Reinvestment of distributions	1,680	3,593	98,034	200,150
Shares redeemed	(12,738)	(30,990)	(745,205)	(1,772,969)
Net increase (decrease)	28,979	(12,078)	$1,699,785	$(697,371)
Class K
Shares sold	1,730	–	$100,000	$–
Reinvestment of distributions	33	–	1,945	–
Net increase (decrease)	1,763	–	$101,945	$–
Class K6
Shares sold	5,947	–	$348,392	$–
Reinvestment of distributions	34	–	1,998	–
Net increase (decrease)	5,981	–	$350,390	$–
Class I
Shares sold	–	766	$–	$44,238
Reinvestment of distributions	23	45	1,337	2,509
Shares redeemed	(465)	(221)	(26,947)	(12,299)
Net increase (decrease)	(442)	590	$(25,610)	$34,448
Class Z6
Shares sold	1,730	–	$100,000	$–
Reinvestment of distributions	34	–	2,000	–
Net increase (decrease)	1,764	–	$102,000	$–
Fidelity Managed Retirement 2005 Fund(a)
Class A
Reinvestment of distributions	81	213	4,799	12,071
Shares redeemed	(184)	(126)	(10,959)	(7,226)
Net increase (decrease)	(103)	87	$(6,160)	$4,845
Class M
Reinvestment of distributions	–	184	–	10,395
Shares redeemed	–	(4,305)	–	(251,912)
Net increase (decrease)	–	(4,121)	$–	$(241,517)
Class C
Shares sold	–	175	$–	$10,000
Reinvestment of distributions	–	69	–	3,880
Shares redeemed	–	(1,925)	–	(111,688)
Net increase (decrease)	–	(1,681)	$–	$(97,808)
Fidelity Managed Retirement 2005
Shares sold	3,346	1,621	$197,683	$95,000
Reinvestment of distributions	1,299	3,900	76,944	220,944
Shares redeemed	(9,056)	(23,027)	(537,923)	(1,316,016)
Net increase (decrease)	(4,411)	(17,506)	$(263,296)	$(1,000,072)
Class K
Shares sold	1,703	–	$100,000	$–
Reinvestment of distributions	35	–	2,080	–
Net increase (decrease)	1,738	–	$102,080	$–
Class K6
Shares sold	1,703	–	$100,000	$–
Reinvestment of distributions	36	–	2,125	–
Net increase (decrease)	1,739	–	$102,125	$–
Class I
Shares sold	18	5,331	$1,001	$312,822
Reinvestment of distributions	90	18	5,350	1,056
Shares redeemed	(993)	–	(58,664)	–
Net increase (decrease)	(885)	5,349	$(52,313)	$313,878
Class Z6
Shares sold	1,704	–	$100,000	$–
Reinvestment of distributions	36	–	2,126	–
Net increase (decrease)	1,740	–	$102,126	$–
Fidelity Managed Retirement 2010 Fund(a)
Class A
Shares sold	43	1,165	$2,451	$63,933
Reinvestment of distributions	87	128	4,953	6,922
Shares redeemed	(22)	(48)	(1,240)	(2,560)
Net increase (decrease)	108	1,245	$6,164	$68,295
Class M
Reinvestment of distributions	–	16	–	845
Shares redeemed	–	(329)	–	(18,577)
Net increase (decrease)	–	(313)	$–	$(17,732)
Class C
Reinvestment of distributions	–	92	–	4,945
Shares redeemed	–	(2,175)	–	(119,990)
Net increase (decrease)	–	(2,083)	$–	$(115,045)
Fidelity Managed Retirement 2010
Shares sold	7,030	16,436	$401,141	$912,020
Reinvestment of distributions	3,259	6,730	185,304	365,530
Shares redeemed	(16,761)	(21,302)	(957,996)	(1,165,906)
Net increase (decrease)	(6,472)	1,864	$(371,551)	$111,644
Class K
Shares sold	1,773	–	$100,000	$–
Reinvestment of distributions	46	–	2,622	–
Net increase (decrease)	1,819	–	$102,622	$–
Class K6
Shares sold	2,644	–	$150,000	$–
Reinvestment of distributions	47	–	2,667	–
Net increase (decrease)	2,691	–	$152,667	$–
Class I
Shares sold	2	1,309	$77	$73,984
Reinvestment of distributions	47	34	2,682	1,833
Shares redeemed	(96)	–	(5,396)	–
Net increase (decrease)	(47)	1,343	$(2,637)	$75,817
Class Z6
Shares sold	2,881	–	$163,800	$–
Reinvestment of distributions	47	–	2,668	–
Shares redeemed	(72)	–	(4,160)	–
Net increase (decrease)	2,856	–	$162,308	$–
Fidelity Managed Retirement 2015 Fund(a)
Class A
Shares sold	14,899	3	$791,126	$175
Reinvestment of distributions	272	265	14,651	13,554
Shares redeemed	(5,725)	(221)	(302,845)	(11,309)
Net increase (decrease)	9,446	47	$502,932	$2,420
Class M
Reinvestment of distributions	–	27	–	1,377
Shares redeemed	–	(503)	–	(26,893)
Net increase (decrease)	–	(476)	$–	$(25,516)
Class C
Shares sold	–	195	$–	$10,000
Reinvestment of distributions	–	65	–	3,298
Shares redeemed	–	(1,516)	–	(80,075)
Net increase (decrease)	–	(1,256)	$–	$(66,777)
Fidelity Managed Retirement 2015
Shares sold	16,080	20,102	$870,804	$1,052,586
Reinvestment of distributions	1,885	3,554	101,015	181,789
Shares redeemed	(5,147)	(15,511)	(276,664)	(807,368)
Net increase (decrease)	12,818	8,145	$695,155	$427,007
Class K
Shares sold	1,884	–	$100,000	$–
Reinvestment of distributions	53	–	2,847	–
Net increase (decrease)	1,937	–	$102,847	$–
Class K6
Shares sold	1,883	–	$100,000	$–
Reinvestment of distributions	54	–	2,889	–
Net increase (decrease)	1,937	–	$102,889	$–
Class I
Shares sold	938	1,815	$49,440	$96,764
Reinvestment of distributions	149	212	7,973	10,805
Shares redeemed	(1,571)	(58)	(83,957)	(2,909)
Net increase (decrease)	(484)	1,969	$(26,544)	$104,660
Class Z6
Shares sold	8,483	–	$456,007	$–
Reinvestment of distributions	154	–	8,329	–
Net increase (decrease)	8,637	–	$464,336	$–
Fidelity Managed Retirement 2020 Fund(a)
Class A
Shares sold	850	37	$44,925	$1,804
Reinvestment of distributions	7	21	353	1,042
Shares redeemed	(133)	(3)	(6,739)	(135)
Net increase (decrease)	724	55	$38,539	$2,711
Class M
Reinvestment of distributions	–	169	–	8,348
Shares redeemed	–	(3,467)	–	(178,417)
Net increase (decrease)	–	(3,298)	$–	$(170,069)
Class C
Reinvestment of distributions	–	108	–	5,230
Shares redeemed	–	(2,006)	–	(101,870)
Net increase (decrease)	–	(1,898)	$–	$(96,640)
Fidelity Managed Retirement 2020
Shares sold	25,502	55,563	$1,328,862	$2,798,761
Reinvestment of distributions	2,202	3,094	114,881	152,765
Shares redeemed	(9,857)	(34,614)	(514,856)	(1,727,788)
Net increase (decrease)	17,847	24,043	$928,887	$1,223,738
Class K
Shares sold	1,949	–	$100,000	$–
Reinvestment of distributions	56	–	2,903	–
Net increase (decrease)	2,005	–	$102,903	$–
Class K6
Shares sold	1,950	–	$100,000	$–
Reinvestment of distributions	56	–	2,945	–
Net increase (decrease)	2,006	–	$102,945	$–
Class I
Shares sold	207	5,102	$10,708	$263,299
Reinvestment of distributions	95	35	4,941	1,743
Shares redeemed	(2,388)	–	(121,755)	–
Net increase (decrease)	(2,086)	5,137	$(106,106)	$265,042
Class Z6
Shares sold	1,950	–	$100,000	$–
Reinvestment of distributions	56	–	2,945	–
Net increase (decrease)	2,006	–	$102,945	$–
Fidelity Managed Retirement 2025 Fund(a)
Class A
Shares sold	7,439	–	$401,350	$–
Reinvestment of distributions	487	694	26,058	35,104
Shares redeemed	(245)	(798)	(13,141)	(38,947)
Net increase (decrease)	7,681	(104)	$414,267	$(3,843)
Class M
Reinvestment of distributions	–	503	–	25,589
Shares redeemed	–	(9,710)	–	(515,996)
Net increase (decrease)	–	(9,207)	$–	$(490,407)
Class C
Reinvestment of distributions	–	163	–	8,132
Shares redeemed	–	(2,870)	–	(150,505)
Net increase (decrease)	–	(2,707)	$–	$(142,373)
Fidelity Managed Retirement 2025
Shares sold	173,669	74,256	$9,268,084	$3,884,708
Reinvestment of distributions	13,679	18,018	730,308	915,888
Shares redeemed	(34,087)	(24,076)	(1,819,467)	(1,250,835)
Net increase (decrease)	153,261	68,198	$8,178,925	$3,549,761
Class K
Shares sold	1,892	–	$100,000	$–
Reinvestment of distributions	69	–	3,669	–
Net increase (decrease)	1,961	–	$103,669	$–
Class K6
Shares sold	24,590	–	$1,334,401	$–
Reinvestment of distributions	376	–	20,289	–
Shares redeemed	(19,486)	–	(1,068,818)	–
Net increase (decrease)	5,480	–	$285,872	$–
Class I
Shares sold	187	12,228	$9,870	$651,861
Reinvestment of distributions	322	35	17,179	1,812
Shares redeemed	(5,716)	–	(307,722)	–
Net increase (decrease)	(5,207)	12,263	$(280,673)	$653,673
Class Z6
Shares sold	1,891	–	$100,000	$–
Reinvestment of distributions	69	–	3,709	–
Net increase (decrease)	1,960	–	$103,709	$–
Fidelity Managed Retirement 2030 Fund(b)
Class A
Shares sold	22,114	–	$221,330	$–
Reinvestment of distributions	313	–	3,300	–
Net increase (decrease)	22,427	–	$224,630	$–
Fidelity Managed Retirement 2030
Shares sold	294,037	–	$3,067,512	$–
Reinvestment of distributions	2,564	–	27,066	–
Shares redeemed	(32,848)	–	(344,122)	–
Net increase (decrease)	263,753	–	$2,750,456	$–
Class K
Shares sold	16,666	–	$166,660	$–
Reinvestment of distributions	262	–	2,755	–
Net increase (decrease)	16,928	–	$169,415	$–
Class K6
Shares sold	18,661	–	$186,852	$–
Reinvestment of distributions	296	–	3,120	–
Net increase (decrease)	18,957	–	$189,972	$–
Class I
Shares sold	16,667	–	$166,670	$–
Reinvestment of distributions	255	–	2,688	–
Net increase (decrease)	16,922	–	$169,358	$–
Class Z6
Shares sold	16,666	–	$166,660	$–
Reinvestment of distributions	268	–	2,822	–
Net increase (decrease)	16,934	–	$169,482	$–

 (a) Share transactions for Class K, K6 and Z6 are for the period August 1, 2019 (commencement of sale of shares) to January 31, 2020.

 (b) For the period August 16, 2019 (commencement of operations) to January 31, 2020.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Managed Retirement 2030 Fund	19%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020) for each fund, with the exception of Fidelity Managed Retirement 2030 Fund and for the period (August 16, 2019 to January 31, 2020) for Fidelity Managed Retirement 2030 Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value January 31, 2020	Expenses Paid During Period
Fidelity Managed Retirement Income Fund
Class A	.70%
Actual		$1,000.00	$1,036.20	$3.58-B
Hypothetical-C		$1,000.00	$1,021.62	$3.56-D
Fidelity Managed Retirement Income	.45%
Actual		$1,000.00	$1,037.30	$2.30-B
Hypothetical-C		$1,000.00	$1,022.87	$2.29-D
Class K	.35%
Actual		$1,000.00	$1,036.60	$1.79-B
Hypothetical-C		$1,000.00	$1,023.38	$1.78-D
Class K6	.25%
Actual		$1,000.00	$1,037.10	$1.28-B
Hypothetical-C		$1,000.00	$1,023.88	$1.27-D
Class I	.45%
Actual		$1,000.00	$1,037.50	$2.30-B
Hypothetical-C		$1,000.00	$1,022.87	$2.29-D
Class Z6	.25%
Actual		$1,000.00	$1,036.90	$1.28-B
Hypothetical-C		$1,000.00	$1,023.88	$1.27-D
Fidelity Managed Retirement 2005 Fund
Class A	.70%
Actual		$1,000.00	$1,036.30	$3.58-B
Hypothetical-C		$1,000.00	$1,021.62	$3.56-D
Fidelity Managed Retirement 2005	.45%
Actual		$1,000.00	$1,037.40	$2.30-B
Hypothetical-C		$1,000.00	$1,022.87	$2.29-D
Class K	.35%
Actual		$1,000.00	$1,036.80	$1.79-B
Hypothetical-C		$1,000.00	$1,023.38	$1.78-D
Class K6	.25%
Actual		$1,000.00	$1,037.20	$1.28-B
Hypothetical-C		$1,000.00	$1,023.88	$1.27-D
Class I	.45%
Actual		$1,000.00	$1,037.60	$2.30-B
Hypothetical-C		$1,000.00	$1,022.87	$2.29-D
Class Z6	.25%
Actual		$1,000.00	$1,037.30	$1.28-B
Hypothetical-C		$1,000.00	$1,023.88	$1.27-D
Fidelity Managed Retirement 2010 Fund
Class A	.71%
Actual		$1,000.00	$1,040.70	$3.64-B
Hypothetical-C		$1,000.00	$1,021.57	$3.61-D
Fidelity Managed Retirement 2010	.46%
Actual		$1,000.00	$1,042.00	$2.36-B
Hypothetical-C		$1,000.00	$1,022.82	$2.34-D
Class K	.36%
Actual		$1,000.00	$1,042.00	$1.85-B
Hypothetical-C		$1,000.00	$1,023.33	$1.83-D
Class K6	.26%
Actual		$1,000.00	$1,042.70	$1.34-B
Hypothetical-C		$1,000.00	$1,023.83	$1.32-D
Class I	.46%
Actual		$1,000.00	$1,042.10	$2.36-B
Hypothetical-C		$1,000.00	$1,022.82	$2.34-D
Class Z6	.26%
Actual		$1,000.00	$1,042.70	$1.34-B
Hypothetical-C		$1,000.00	$1,023.83	$1.32-D
Fidelity Managed Retirement 2015 Fund
Class A	.72%
Actual		$1,000.00	$1,045.10	$3.70-B
Hypothetical-C		$1,000.00	$1,021.52	$3.66-D
Fidelity Managed Retirement 2015	.47%
Actual		$1,000.00	$1,046.60	$2.42-B
Hypothetical-C		$1,000.00	$1,022.77	$2.39-D
Class K	.37%
Actual		$1,000.00	$1,047.60	$1.90-B
Hypothetical-C		$1,000.00	$1,023.28	$1.88-D
Class K6	.27%
Actual		$1,000.00	$1,048.20	$1.39-B
Hypothetical-C		$1,000.00	$1,023.78	$1.37-D
Class I	.47%
Actual		$1,000.00	$1,046.50	$2.42-B
Hypothetical-C		$1,000.00	$1,022.77	$2.39-D
Class Z6	.27%
Actual		$1,000.00	$1,048.10	$1.39-B
Hypothetical-C		$1,000.00	$1,023.78	$1.37-D
Fidelity Managed Retirement 2020 Fund
Class A	.72%
Actual		$1,000.00	$1,049.40	$3.71-B
Hypothetical-C		$1,000.00	$1,021.52	$3.66-D
Fidelity Managed Retirement 2020	.47%
Actual		$1,000.00	$1,050.70	$2.42-B
Hypothetical-C		$1,000.00	$1,022.77	$2.39-D
Class K	.37%
Actual		$1,000.00	$1,052.80	$1.91-B
Hypothetical-C		$1,000.00	$1,023.28	$1.88-D
Class K6	.27%
Actual		$1,000.00	$1,053.20	$1.39-B
Hypothetical-C		$1,000.00	$1,023.78	$1.37-D
Class I	.47%
Actual		$1,000.00	$1,050.70	$2.42-B
Hypothetical-C		$1,000.00	$1,022.77	$2.39-D
Class Z6	.27%
Actual		$1,000.00	$1,053.20	$1.39-B
Hypothetical-C		$1,000.00	$1,023.78	$1.37-D
Fidelity Managed Retirement 2025 Fund
Class A	.73%
Actual		$1,000.00	$1,052.90	$3.77-B
Hypothetical-C		$1,000.00	$1,021.47	$3.71-D
Fidelity Managed Retirement 2025	.48%
Actual		$1,000.00	$1,054.20	$2.48-B
Hypothetical-C		$1,000.00	$1,022.72	$2.44-D
Class K	.38%
Actual		$1,000.00	$1,056.90	$1.96-B
Hypothetical-C		$1,000.00	$1,023.23	$1.93-D
Class K6	.28%
Actual		$1,000.00	$1,057.30	$1.45-B
Hypothetical-C		$1,000.00	$1,023.73	$1.42-D
Class I	.48%
Actual		$1,000.00	$1,054.20	$2.48-B
Hypothetical-C		$1,000.00	$1,022.72	$2.44-D
Class Z6	.28%
Actual		$1,000.00	$1,057.50	$1.45-B
Hypothetical-C		$1,000.00	$1,023.73	$1.42-D
Fidelity Managed Retirement 2030 Fund
Class A	.73%
Actual		$1,000.00	$1,067.30	$3.48-E
Hypothetical-C		$1,000.00	$1,021.47	$3.71-D
Fidelity Managed Retirement 2030	.48%
Actual		$1,000.00	$1,069.00	$2.29-E
Hypothetical-C		$1,000.00	$1,022.72	$2.44-D
Class K	.38%
Actual		$1,000.00	$1,069.50	$1.82-E
Hypothetical-C		$1,000.00	$1,023.23	$1.93-D
Class K6	.28%
Actual		$1,000.00	$1,070.00	$1.34-E
Hypothetical-C		$1,000.00	$1,023.73	$1.42-D
Class I	.48%
Actual		$1,000.00	$1,069.10	$2.29-E
Hypothetical-C		$1,000.00	$1,022.72	$2.44-D
Class Z6	.28%
Actual		$1,000.00	$1,070.00	$1.34-E
Hypothetical-C		$1,000.00	$1,023.73	$1.42-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 E Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 169/366 (to reflect the period August 16, 2019 to January 31, 2020). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Managed Retirement 2030 Fund

On May 16, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for Fidelity Managed Retirement 2030 Fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board also considered FMRC's strength in managing asset allocation funds generally, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed class-level management fee rate, which will cover most expenses of the top-level fund and underlying funds. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate ranks above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of each class of the fund would rank below the competitive median when including expenses of the underlying funds. The Board noted that that the projected total expense ratio for each class of the fund (except Class K6 and Z6) would rank above the competitive median when excluding expenses of the underlying funds. The Board considered that the proposed contractual arrangements for the fund oblige FMRC to pay all "class-level" expenses of Class K6 and Class Z6 of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 and Class Z6 of the fund except by a vote of a majority of the Board.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the underlying funds in which the fund invests and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors that pay top-level management fees, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Managed Retirement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had changed its investment objective and implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Managed Retirement 2030 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that, effective June 1, 2017, each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Investment Performance (for Managed Retirement 2030 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio (for each fund except Managed Retirement 2030 Fund).  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

With respect to Managed Retirement 2030 Fund, the Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract in May 2019. The Board noted that, because the fund did not commence operations until August 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Managed Retirement 2005 Fund

Fidelity Managed Retirement 2010 Fund

Fidelity Managed Retirement 2015 Fund

Fidelity Managed Retirement 2020 Fund

Fidelity Managed Retirement 2025 Fund

Fidelity Managed Retirement Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Furthermore, the Board considered that, on March 6, 2019, after the periods shown in the chart above, it had approved an amended and restated management contract for each fund (effective April 1, 2019) that lowered each fund's management fee by 1.5 to 17 BP, depending on the vintage.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2018. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund (except Class M of Fidelity Managed Retirement 2025 Fund) (including expenses of the Series Funds) ranked below the competitive median for 2018 and the total expense ratio of Class M of Fidelity Managed Retirement 2025 Fund ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with institutional load funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of Fidelity Managed Retirement 2025 Fund is below median. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

In considering the total expense ratio of each class of each fund, the Board also considered a supplemental competitive analysis, which was adjusted to reflect each fund's lower management fee (effective April 1, 2019), as if it had been in effect for 2018. The Board noted that, under this supplemental competitive analysis, the total expense ratio of each class of each fund (including expenses of the Series Funds) ranked below its competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund (except Managed Retirement 2030 Fund) and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

MRI-SANN-0320
1.9881730.102

Fidelity® GNMA Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of January 31, 2020

% of fund's investments
0.01 - 0.99%	0.0
1 - 1.99%	1.0
2 - 2.99%	5.2
3 - 3.99%	42.1
4 - 4.99%	24.5
5 - 5.99%	6.4
6 - 6.99%	2.3
7 - 7.99%	0.1
8% and above	0.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of January 31, 2020*,**,***
Mortgage Securities	76.3%
CMOs and Other Mortgage Related Securities	18.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * GNMA Securities - 95.1%

 ** Futures and Swaps - 7.6%

 *** Written options - (8.3)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 93.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (a)(b)	27	28
12 month U.S. LIBOR + 1.490% 4.232% 1/1/35 (a)(b)	105	109
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (a)(b)	47	49
12 month U.S. LIBOR + 1.610% 4.26% 3/1/33 (a)(b)	71	74
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (a)(b)	94	99
12 month U.S. LIBOR + 1.650% 4.308% 11/1/36 (a)(b)	106	111
12 month U.S. LIBOR + 1.690% 4.364% 8/1/35 (a)(b)	207	217
12 month U.S. LIBOR + 1.710% 4.016% 5/1/35 (a)(b)	186	194
12 month U.S. LIBOR + 1.890% 4.763% 8/1/35 (a)(b)	97	102
6 month U.S. LIBOR + 1.510% 3.618% 2/1/33 (a)(b)	20	21
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (a)(b)	28	29
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (a)(b)	27	28
6 month U.S. LIBOR + 1.550% 3.808% 10/1/33 (a)(b)	12	12
6 month U.S. LIBOR + 1.550% 3.855% 9/1/33 (a)(b)	259	268
6 month U.S. LIBOR + 1.560% 3.965% 7/1/35 (a)(b)	16	16
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.462% 7/1/36 (a)(b)	69	72
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.264% 10/1/33 (a)(b)	33	35
U.S. TREASURY 1 YEAR INDEX + 2.440% 4.664% 7/1/34 (a)(b)	426	448
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.862% 9/1/34 (a)(b)	247	259
3% 2/1/33 to 3/1/33	5,566	5,761
3.525% 7/1/42	98	104
8.5% 12/1/27	28	32
9.5% 9/1/30	10	12
		8,080
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	59	61
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (a)(b)	50	52
12 month U.S. LIBOR + 1.860% 4.24% 8/1/34 (a)(b)	86	90
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (a)(b)	59	62
12 month U.S. LIBOR + 1.961% 4.821% 6/1/33 (a)(b)	359	376
12 month U.S. LIBOR + 2.060% 4.723% 3/1/33 (a)(b)	2	3
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (a)(b)	15	16
6 month U.S. LIBOR + 1.840% 4.077% 10/1/36 (a)(b)	240	251
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (a)(b)	136	142
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.562% 6/1/33 (a)(b)	222	233
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.058% 12/1/35 (a)(b)	1,030	1,089
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (a)(b)	386	404
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.564% 3/1/35 (a)(b)	760	797
3% 4/1/34	1,109	1,151
		4,727
Ginnie Mae - 93.4%
3% 5/15/27 to 1/20/50	419,258	434,343
3.7% 10/15/42	8,529	9,039
4% 5/15/44	2,312	2,493
4.5% 7/15/33 to 6/20/48	216,608	234,290
4.75% 7/15/40	880	967
4.875% 9/15/39 to 12/15/39	5,817	6,399
5.09% 4/15/36 to 11/15/36	5,337	5,937
5.15% 2/15/36 to 4/15/36	474	528
5.2% 7/15/36	61	68
5.25% 4/15/36 to 4/15/37	461	513
5.39% 5/15/36	179	201
5.45% 2/15/37	708	799
5.5% 7/20/24 to 2/20/42	7,755	8,695
5.6% 11/15/36	262	297
5.65% 4/15/37	100	114
5.85% 1/15/37	109	125
6.45% 1/15/32 to 8/15/32	207	235
6.5% 7/15/23 to 1/15/39	6,649	7,632
7% to 7% 4/15/22 to 9/20/34	13,030	14,849
7.25% 9/15/27	34	38
7.5% to 7.5% 9/15/21 to 9/20/32	5,036	5,703
8% 12/15/21 to 9/15/31	1,350	1,522
8.5% 9/15/21 to 2/15/31	141	166
9% to 9% 11/15/20 to 5/15/30	35	37
2.5% 3/15/28 to 1/20/50	367,863	374,235
2.5% 2/1/50 (c)	2,600	2,642
2.5% 2/1/50 (c)	5,600	5,690
2.5% 2/1/50 (c)	2,600	2,642
3% 2/1/50 (c)	205,850	211,607
3% 2/1/50 (c)	111,150	114,259
3% 2/1/50 (c)	900	925
3% 2/1/50 (c)	36,950	37,983
3% 2/1/50 (c)	1,600	1,645
3% 3/1/50 (c)	166,500	170,955
3% 3/1/50 (c)	71,000	72,900
3% 3/1/50 (c)	38,450	39,479
3% 3/1/50 (c)	37,850	38,863
3.25% 2/20/41 to 7/20/46	2,034	2,093
3.5% to 3.5% 9/15/26 to 1/20/50 (d)(e)(f)	1,083,241	1,141,846
3.74% 7/20/42 to 8/20/42	877	924
3.75% 10/20/41 to 7/20/47	26,287	27,530
4% 2/20/33 to 3/20/49	817,781	867,394
4.25% 1/20/46	656	695
5% 6/20/29 to 7/20/48	103,942	113,935
5.35% 4/20/29 to 12/20/30	7,880	8,548
5.75% 9/20/39 to 9/20/40	11,575	12,897
6% to 6% 12/15/23 to 3/15/39	11,399	12,891
7.395% 6/20/25 to 2/20/27	308	339
		3,997,907
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,945,717)		4,010,714

Collateralized Mortgage Obligations - 18.9%
Private Sponsor - 18.8%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	$860	$914
Series 2016-3 Class IP, 4% 2/25/46 (g)	43,702	6,712
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 4.5391% 10/25/47 (a)(g)(h)	43,434	7,831
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	496	585
Series 40 Class K, 6.5% 8/17/24	89	96
sequential payer Series 2204 Class N, 7.5% 12/20/29	958	1,120
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 4.5238% 8/15/47 (a)(g)(h)	27,567	3,864
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.0204% 6/16/37 (a)(g)(h)	1,241	273
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 2.4196% 6/16/38 (a)(b)	284	288
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 2.2378% 7/20/38 (a)(b)	825	833
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 2.3196% 10/16/40 (a)(b)	1,740	1,760
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.3548% 3/20/60 (a)(b)(i)	16,624	16,637
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.1348% 7/20/60 (a)(b)(i)	10,652	10,600
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.9938% 9/20/60 (a)(b)(i)	12,622	12,555
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.9938% 8/20/60 (a)(b)(i)	13,212	13,143
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.0738% 12/20/60 (a)(b)(i)	4,470	4,454
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.1938% 12/20/60 (a)(b)(i)	6,618	6,617
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.1938% 2/20/61 (a)(b)(i)	2,811	2,810
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.1838% 2/20/61 (a)(b)(i)	15,075	15,069
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.1938% 4/20/61 (a)(b)(i)	5,345	5,343
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.1938% 5/20/61 (a)(b)(i)	6,974	6,972
Class FC, 1 month U.S. LIBOR + 0.500% 2.1938% 5/20/61 (a)(b)(i)	6,087	6,085
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.2238% 6/20/61 (a)(b)(i)	7,627	7,630
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.2938% 10/20/61 (a)(b)(i)	8,785	8,802
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 2.0196% 4/16/42 (a)(b)	580	578
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 1.9696% 6/16/42 (a)(b)	664	663
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.3938% 11/20/61 (a)(b)(i)	8,350	8,384
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.3938% 1/20/62 (a)(b)(i)	5,365	5,387
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3238% 1/20/62 (a)(b)(i)	8,055	8,076
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3238% 3/20/62 (a)(b)(i)	5,084	5,089
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3438% 5/20/61 (a)(b)(i)	144	144
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.2238% 7/20/60 (a)(b)(i)	233	234
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.9738% 5/20/63 (a)(b)(i)	332	331
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.8938% 4/20/63 (a)(b)(i)	486	484
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 2.0078% 1/20/46 (a)(b)	2,394	2,386
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 2.1078% 8/20/49 (a)(b)	40,654	40,663
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	4,308	4,986
Series 2004-19 Class DP, 5.5% 3/20/34	18	19
Series 2005-24 Class TC, 5.5% 3/20/35	3,884	4,236
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,367
Series 2006-50 Class JC, 5% 6/20/36	1,882	1,985
Series 2010-117 Class E, 3% 10/20/39	6,937	6,997
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.6845% 12/20/40 (a)(h)	5,627	6,690
Series 2010-160 Class MX, 4.5% 8/20/39	5,104	5,228
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	1,429	106
Series 2015-24 Class PI, 3.5% 2/20/45 (g)	19,716	3,035
Series 2016-69 Class WA, 3% 2/20/46	2,976	3,054
Series 2017-134 Class BA, 2.5% 11/20/46	925	944
Series 2017-139 Class K, 3% 8/20/47	43,520	44,587
Series 2017-153 Class GA, 3% 9/20/47	6,855	7,036
Series 2017-182 Class KA, 3% 10/20/47	6,419	6,553
Series 2018-13 Class Q, 3% 4/20/47	8,357	8,561
sequential payer:
Series 2002-18 Class ZB, 6% 3/20/32	638	687
Series 2002-42 Class ZA, 6% 6/20/32	436	491
Series 2003-75 Class ZA, 5.5% 9/20/33	1,693	1,891
Series 2004-24 Class ZM, 5% 4/20/34	3,688	4,072
Series 2004-46 Class BZ, 6% 6/20/34	2,129	2,467
Series 2004-86 Class G, 6% 10/20/34	6,273	7,507
Series 2005-26 Class ZA, 5.5% 1/20/35	16,115	17,970
Series 2005-28 Class AJ, 5.5% 4/20/35	1,483	1,507
Series 2005-47 Class ZY, 6% 6/20/35	9,575	10,879
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,181
Series 2005-82 Class JV, 5% 6/20/35	3,197	3,519
Series 2006-2 Class Z, 5.5% 1/20/36	7,245	8,089
Series 2010-160 Class DY, 4% 12/20/40	38,811	42,752
Series 2010-168 Class BG, 4% 4/20/40	8,922	9,822
Series 2010-170 Class B, 4% 12/20/40	6,163	6,788
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 6.1607% 2/16/41 (a)(h)	12,785	14,655
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,065
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 5.0825% 5/16/41 (a)(h)	24,479	27,323
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3438% 11/20/65 (a)(b)(i)	552	553
Series 2017-139 Class BA, 3% 9/20/47	13,551	13,832
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	23,385	24,606
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 4.8304% 5/16/34 (a)(g)(h)	379	71
Class SG, 6.500% - 1 month U.S. LIBOR 4.8423% 3/20/33 (a)(g)(h)	5,683	956
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 5.5304% 8/16/34 (a)(g)(h)	2,198	504
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.5304% 8/17/34 (a)(g)(h)	765	173
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 5.1423% 2/20/35 (a)(g)(h)	4,163	899
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,220
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 4.6423% 7/20/34 (a)(g)(h)	4,266	839
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 8.6134% 3/20/36 (a)(h)	4,191	5,267
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 30.1822% 6/16/37 (a)(h)	1,194	2,172
Series 2009-13 Class E, 4.5% 3/16/39	3,404	3,566
Series 2009-42 Class AY, 5% 6/16/37	2,400	2,630
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.2804% 2/16/40 (a)(g)(h)	2,947	481
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.1348% 5/20/60 (a)(b)(i)	7,095	7,061
Series 2011-52 Class HI, 7% 4/16/41 (g)	549	118
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 4.3423% 4/20/41 (a)(g)(h)	7,752	1,436
Series 2012-103 Class IL, 3% 8/20/27 (g)	24,994	1,844
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	892	26
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 4.3923% 6/20/42 (a)(g)(h)	13,474	2,753
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.0304% 6/16/42 (a)(g)(h)	2,015	413
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4563% 4/20/39 (a)(h)	1,772	1,822
Class ST, 8.800% - 1 month U.S. LIBOR 6.5897% 8/20/39 (a)(h)	6,351	6,565
Series 2013-149 Class MA, 2.5% 5/20/40	42,339	43,337
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	6,995	1,324
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 6.1845% 3/20/41 (a)(h)	32,533	37,449
Series 2014-133 Class IB, 5% 9/20/44 (g)	6,617	1,288
Series 2014-146 Class EI, 5% 10/20/44 (g)	12,573	2,455
Series 2014-154 Class IO, 5% 10/20/44 (g)	2,555	498
Series 2014-158 Class ID, 5% 10/20/44 (g)	10,846	2,193
Series 2014-178 Class IO, 5% 11/20/44 (g)	16,050	3,138
Series 2014-2 Class BA, 3% 1/20/44	7,471	7,855
Series 2014-21 Class HA, 3% 2/20/44	3,374	3,554
Series 2014-25 Class HC, 3% 2/20/44	5,170	5,469
Series 2014-5 Class A, 3% 1/20/44	4,582	4,816
Series 2015-117 Class KI, 5% 8/20/45 (g)	15,697	3,069
Series 2015-14 Class IO, 5% 10/20/44 (g)	17,642	3,464
Series 2015-79 Class IC, 5% 5/20/45 (g)	8,399	1,652
Series 2015-H21:
Class HZ, 4.3429% 6/20/63 (a)(i)	6,082	6,258
Class JZ, 4.3859% 6/20/65 (a)(i)	1,222	1,273
Series 2016-146 Class AL, 5.8139% 5/20/40 (a)	4,185	4,872
Series 2016-17 Class A, 3% 2/16/46	26,863	28,233
Series 2016-171 Class BI, 5% 10/20/44 (g)	15,335	2,994
Series 2017-186 Class HK, 3% 11/16/45	15,206	15,541
Series 2017-75 Class PT, 5.7144% 4/20/47 (a)	19,620	22,594
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.94% 8/20/66 (a)(b)(i)	22,372	22,374
		801,968
U.S. Government Agency - 0.1%
Fannie Mae Series 2016-78 Class IO, 3.5% 11/25/46 (g)	11,429	1,618
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (a)(g)	194	42
Series 339 Class 5, 5.5% 7/25/33 (g)	254	50
Series 343 Class 16, 5.5% 5/25/34 (g)	219	39
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 5.0023% 7/20/41 (a)(g)(h)	14,286	3,331
		5,080
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $788,021)		807,048

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (a)(g)	1,650	0
Series 2001-12 Class X, 0.643% 7/16/40 (a)(g)	127	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.867% 9/16/42 (a)(g)	2,906	19
Series 2002-62 Class IO, 1.0855% 8/16/42 (a)(g)	1,842	1
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,247)		20
	Shares	Value (000s)

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.58% (j)
(Cost $154,900)	154,869,275	154,900

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	50,700	$1,211
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	1,188
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	15,100	75
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	21,500	452
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.55% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	26,000	142
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	263

TOTAL PUT OPTIONS			3,331

Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	50,700	1,627
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	1,693
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	15,100	1,219
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	21,500	785
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.55% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	26,000	2,009
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	976

TOTAL CALL OPTIONS			8,309

TOTAL PURCHASED SWAPTIONS
(Cost $10,356)			11,640
TOTAL INVESTMENT IN SECURITIES - 116.5%
(Cost $4,905,241)			4,984,322
NET OTHER ASSETS (LIABILITIES) - (16.5)%			(706,974)
NET ASSETS - 100%			$4,277,348

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2.5% 2/1/50	$(196,700)	$(199,850)
2.5% 2/1/50	(107,900)	(109,628)
2.5% 2/1/50	(30,000)	(30,480)
2.5% 2/1/50	(2,600)	(2,642)
3% 2/1/50	(166,500)	(171,157)
3% 2/1/50	(71,000)	(72,986)
3% 2/1/50	(38,450)	(39,525)
3% 2/1/50	(1,600)	(1,645)
3% 2/1/50	(1,600)	(1,645)
3% 2/1/50	(37,850)	(38,909)
3% 2/1/50	(900)	(925)
3% 2/1/50	(36,950)	(37,983)
3% 2/1/50	(1,600)	(1,645)
3.5% 2/1/50	(2,250)	(2,320)
3.5% 2/1/50	(2,100)	(2,166)

TOTAL GINNIE MAE		(713,506)

Uniform Mortgage Backed Securities
3% 2/1/50	(27,600)	(28,219)
TOTAL TBA SALE COMMITMENTS
(Proceeds $737,463)		$(741,725)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	1,500	$(36)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	25,500	(552)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	8,000	(173)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	11,000	(208)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	69,500	(1,380)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	(1,540)

TOTAL PUT SWAPTIONS			(3,889)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	1,500	(50)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	25,500	(930)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	8,000	(296)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	11,000	(421)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	69,500	(1,549)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	(1,802)

TOTAL CALL SWAPTIONS			(5,048)

TOTAL WRITTEN SWAPTIONS			$(8,937)

For the period, the average monthly notional amount at value for written swaptions in the aggregate was $441,400,000.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	171	March 2020	$36,997	$94	$94
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	276	March 2020	36,337	(225)	(225)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,949	March 2020	234,504	(2,678)	(2,678)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	196	March 2020	32,052	(1,029)	(1,029)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	282	March 2020	41,075	(961)	(961)
TOTAL SOLD					(4,893)
TOTAL FUTURES CONTRACTS					$(4,799)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 8.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $478,950,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$43,480	$230	$0	$230
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2025	15,897	244	0	244
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	41,235	(1,147)	0	(1,147)

TOTAL INTEREST RATE SWAPS							$(673)	$0	$(673)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,346,000.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,854,000.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,345,000.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,282
Total	$1,282

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$4,010,714	$--	$4,010,714	$--
Collateralized Mortgage Obligations	807,048	--	807,048	--
Commercial Mortgage Securities	20	--	20	--
Money Market Funds	154,900	154,900	--	--
Purchased Swaptions	11,640	--	11,640	--
Total Investments in Securities:	$4,984,322	$154,900	$4,829,422	$--
Derivative Instruments:
Assets
Futures Contracts	$94	$94	$--	$--
Swaps	474	--	474	--
Total Assets	$568	$94	$474	$--
Liabilities
Futures Contracts	$(4,893)	$(4,893)	$--	$--
Swaps	(1,147)	--	(1,147)	--
Written Swaptions	(8,937)	--	(8,937)	--
Total Liabilities	$(14,977)	$(4,893)	$(10,084)	$--
Total Derivative Instruments:	$(14,409)	$(4,799)	$(9,610)	$--
Other Financial Instruments:
TBA Sale Commitments	$(741,725)	$--	$(741,725)	$--
Total Other Financial Instruments:	$(741,725)	$--	$(741,725)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$94	$(4,893)
Purchased Swaptions(b)	11,640	0
Swaps(c)	474	(1,147)
Written Swaptions(d)	0	(8,937)
Total Interest Rate Risk	12,208	(14,977)
Total Value of Derivatives	$12,208	$(14,977)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,750,341)	$4,829,422
Fidelity Central Funds (cost $154,900)	154,900
Total Investment in Securities (cost $4,905,241)		$4,984,322
Receivable for investments sold		124
Receivable for premium on written options		9,629
Receivable for TBA sale commitments		737,463
Receivable for fund shares sold		2,190
Interest receivable		12,148
Distributions receivable from Fidelity Central Funds		193
Other receivables		47
Total assets		5,746,116
Liabilities
Payable for investments purchased
Regular delivery	$14,278
Delayed delivery	698,225
TBA sale commitments, at value	741,725
Payable for fund shares redeemed	1,945
Distributions payable	1,053
Accrued management fee	1,069
Payable for daily variation margin on futures contracts	840
Payable for daily variation margin on centrally cleared OTC swaps	122
Written options, at value (premium receivable $9,629)	8,937
Other affiliated payables	527
Other payables and accrued expenses	47
Total liabilities		1,468,768
Net Assets		$4,277,348
Net Assets consist of:
Paid in capital		$4,269,076
Total accumulated earnings (loss)		8,272
Net Assets		$4,277,348
Net Asset Value, offering price and redemption price per share ($4,277,348 ÷ 369,506 shares)		$11.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2020 (Unaudited)
Investment Income
Interest		$55,558
Income from Fidelity Central Funds		1,282
Total income		56,840
Expenses
Management fee	$6,414
Transfer agent fees	2,126
Fund wide operations fee	1,019
Independent trustees' fees and expenses	8
Commitment fees	4
Total expenses before reductions	9,571
Expense reductions	(1)
Total expenses after reductions		9,570
Net investment income (loss)		47,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,051
Futures contracts	(12,388)
Swaps	1,140
Written options	(3,000)
Total net realized gain (loss)		2,803
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	29,362
Fidelity Central Funds	(1)
Futures contracts	(389)
Swaps	(1,477)
Written options	1,864
Delayed delivery commitments	(3,770)
Total change in net unrealized appreciation (depreciation)		25,589
Net gain (loss)		28,392
Net increase (decrease) in net assets resulting from operations		$75,662

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,270	$106,920
Net realized gain (loss)	2,803	(23,373)
Change in net unrealized appreciation (depreciation)	25,589	155,703
Net increase (decrease) in net assets resulting from operations	75,662	239,250
Distributions to shareholders	(51,854)	(99,743)
Share transactions
Proceeds from sales of shares	473,597	467,925
Reinvestment of distributions	46,398	89,165
Cost of shares redeemed	(438,850)	(845,030)
Net increase (decrease) in net assets resulting from share transactions	81,145	(287,940)
Total increase (decrease) in net assets	104,953	(148,433)
Net Assets
Beginning of period	4,172,395	4,320,828
End of period	$4,277,348	$4,172,395
Other Information
Shares
Sold	40,990	41,399
Issued in reinvestment of distributions	4,013	7,913
Redeemed	(37,993)	(75,482)
Net increase (decrease)	7,010	(26,170)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity GNMA Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$11.12	$11.45	$11.70	$11.63	$11.49
Income from Investment Operations
Net investment income (loss)A	.128	.292	.257	.235	.245	.228
Net realized and unrealized gain (loss)	.083	.371	(.337)	(.215)	.128	.130
Total from investment operations	.211	.663	(.080)	.020	.373	.358
Distributions from net investment income	(.141)	(.273)	(.250)	(.224)	(.244)	(.218)
Distributions from net realized gain	–	–	–	(.041)	(.059)	–
Distributions from tax return of capital	–	–	–	(.005)	–	–
Total distributions	(.141)	(.273)	(.250)	(.270)	(.303)	(.218)
Net asset value, end of period	$11.58	$11.51	$11.12	$11.45	$11.70	$11.63
Total ReturnB,C	1.84%	6.04%	(.71)%	.19%	3.26%	3.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.21%F	2.60%	2.28%	2.04%	2.11%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$4,277	$4,172	$4,321	$5,216	$6,375	$5,945
Portfolio turnover rateG	454%F	420%	252%	270%	304%	450%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $47 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,013
Gross unrealized depreciation	(27,822)
Net unrealized appreciation (depreciation)	$71,191
Tax cost	$4,905,376

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(54,031)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(12,388)	$(389)
Purchased Options	1,087	879
Swaps	1,140	(1,477)
Written Options	(3,000)	1,864
Totals	$(13,161)	$881

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,727,730 and $1,774,560, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $36.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.45%	$1,000.00	$1,018.40	$2.28
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity GNMA Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

MOG-SANN-0320
1.930529.108

Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2005 Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fidelity Simplicity RMD 2025 Fund℠

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to shareholders
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.6
Fidelity Series Government Money Market Fund 1.62%	18.7
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series International Growth Fund	2.3
Fidelity Series International Value Fund	2.1
Fidelity Series Overseas Fund	1.2
90.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.1%
International Equity Funds	11.3%
Bond Funds	55.2%
Short-Term Funds	23.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,197	$64,512
Fidelity Series Blue Chip Growth Fund (a)	7,277	112,714
Fidelity Series Commodity Strategy Fund (a)	188,742	832,351
Fidelity Series Growth Company Fund (a)	12,736	232,809
Fidelity Series Intrinsic Opportunities Fund (a)	16,969	275,744
Fidelity Series Large Cap Stock Fund (a)	15,810	243,789
Fidelity Series Large Cap Value Index Fund (a)	5,225	67,451
Fidelity Series Opportunistic Insights Fund (a)	6,871	127,388
Fidelity Series Small Cap Discovery Fund (a)	2,827	32,312
Fidelity Series Small Cap Opportunities Fund (a)	7,333	100,688
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,747	183,750
Fidelity Series Value Discovery Fund (a)	10,291	133,890
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,401,107)		2,407,398

International Equity Funds - 11.3%
Fidelity Series Canada Fund (a)	8,394	94,100
Fidelity Series Emerging Markets Fund (a)	12,170	115,002
Fidelity Series Emerging Markets Opportunities Fund (a)	51,697	1,016,359
Fidelity Series International Growth Fund (a)	30,978	538,090
Fidelity Series International Small Cap Fund (a)	7,141	119,890
Fidelity Series International Value Fund (a)	53,130	507,392
Fidelity Series Overseas Fund (a)	27,976	297,948
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,555,350)		2,688,781

Bond Funds - 55.2%
Fidelity Series Emerging Markets Debt Fund (a)	15,671	151,854
Fidelity Series Floating Rate High Income Fund (a)	3,793	35,272
Fidelity Series High Income Fund (a)	18,757	178,187
Fidelity Series Inflation-Protected Bond Index Fund (a)	280,572	2,856,228
Fidelity Series International Credit Fund (a)	572	5,908
Fidelity Series Investment Grade Bond Fund (a)	779,401	9,181,346
Fidelity Series Long-Term Treasury Bond Index Fund (a)	64,491	609,443
Fidelity Series Real Estate Income Fund (a)	10,188	114,918
TOTAL BOND FUNDS
(Cost $12,545,024)		13,133,156

Short-Term Funds - 23.4%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	4,441,828	4,441,828
Fidelity Series Short-Term Credit Fund (a)	109,654	1,110,800
TOTAL SHORT-TERM FUNDS
(Cost $5,536,569)		5,552,628
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,038,050)		23,781,963
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,981)
NET ASSETS - 100%		$23,771,982

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$67,779	$19,153	$24,398	$4,781	$(2,907)	$4,885	$64,512
Fidelity Series Blue Chip Growth Fund	116,700	29,925	34,203	13,269	204	88	112,714
Fidelity Series Canada Fund	57,662	40,250	5,421	1,535	14	1,595	94,100
Fidelity Series Commodity Strategy Fund	736,871	236,069	97,309	12,349	(2,200)	(41,080)	832,351
Fidelity Series Emerging Markets Debt Fund	151,703	27,039	25,613	4,496	(1,158)	(117)	151,854
Fidelity Series Emerging Markets Fund	77,775	44,204	7,901	2,577	(20)	944	115,002
Fidelity Series Emerging Markets Opportunities Fund	697,355	384,915	115,822	25,836	3,334	46,577	1,016,359
Fidelity Series Floating Rate High Income Fund	31,750	5,848	2,272	987	(3)	(51)	35,272
Fidelity Series Government Money Market Fund 1.62%	3,869,381	875,954	303,507	40,234	--	--	4,441,828
Fidelity Series Growth Company Fund	233,107	58,457	69,485	23,900	4,119	6,611	232,809
Fidelity Series High Income Fund	159,393	29,964	11,379	5,659	25	184	178,187
Fidelity Series Inflation-Protected Bond Index Fund	2,826,416	510,476	524,138	34,721	4,864	38,610	2,856,228
Fidelity Series International Credit Fund	5,597	268	--	268	--	43	5,908
Fidelity Series International Growth Fund	524,387	93,710	117,648	18,947	5,137	32,504	538,090
Fidelity Series International Small Cap Fund	114,738	24,253	26,227	5,720	540	6,586	119,890
Fidelity Series International Value Fund	494,388	104,803	104,039	21,028	(731)	12,971	507,392
Fidelity Series Intrinsic Opportunities Fund	284,238	94,597	102,146	15,020	(884)	(61)	275,744
Fidelity Series Investment Grade Bond Fund	7,931,312	1,737,909	729,276	133,199	(9)	241,410	9,181,346
Fidelity Series Large Cap Stock Fund	249,550	73,896	87,933	13,773	1,985	6,291	243,789
Fidelity Series Large Cap Value Index Fund	72,476	16,815	21,887	4,256	663	(616)	67,451
Fidelity Series Long-Term Treasury Bond Index Fund	760,625	169,182	339,705	50,539	25,871	(6,530)	609,443
Fidelity Series Opportunistic Insights Fund	128,803	28,959	30,251	10,499	628	(751)	127,388
Fidelity Series Overseas Fund	18,709	264,810	--	918	--	14,429	297,948
Fidelity Series Real Estate Income Fund	101,031	20,295	7,119	5,064	(9)	720	114,918
Fidelity Series Short-Term Credit Fund	967,568	210,132	76,051	14,527	(57)	9,208	1,110,800
Fidelity Series Small Cap Discovery Fund	35,726	8,848	12,973	1,407	97	614	32,312
Fidelity Series Small Cap Opportunities Fund	106,857	29,332	33,226	7,085	(373)	(1,902)	100,688
Fidelity Series Stock Selector Large Cap Value Fund	192,889	46,107	57,559	9,272	263	2,050	183,750
Fidelity Series Value Discovery Fund	138,172	42,262	47,016	5,238	560	(88)	133,890
	$21,152,958	$5,228,432	$3,014,504	$487,104	$39,953	$375,124	$23,781,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $23,038,050)	$23,781,963
Total Investment in Securities (cost $23,038,050)		$23,781,963
Cash		32
Receivable for investments sold		190,777
Receivable for fund shares sold		73
Total assets		23,972,845
Liabilities
Payable for investments purchased	$187,644
Payable for fund shares redeemed	4,100
Accrued management fee	9,119
Total liabilities		200,863
Net Assets		$23,771,982
Net Assets consist of:
Paid in capital		$22,935,032
Total accumulated earnings (loss)		836,950
Net Assets		$23,771,982
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($23,771,982 ÷ 399,590 shares)		$59.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$318,059
Expenses
Management fee	$52,758
Independent trustees' fees and expenses	41
Total expenses		52,799
Net investment income (loss)		265,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	39,953
Capital gain distributions from underlying funds:
Affiliated issuers	169,045
Total net realized gain (loss)		208,998
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	375,124
Total change in net unrealized appreciation (depreciation)		375,124
Net gain (loss)		584,122
Net increase (decrease) in net assets resulting from operations		$849,382

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$265,260	$317,543
Net realized gain (loss)	208,998	190,444
Change in net unrealized appreciation (depreciation)	375,124	335,899
Net increase (decrease) in net assets resulting from operations	849,382	843,886
Distributions to shareholders	(477,157)	(481,427)
Share transactions - net increase (decrease)	2,254,866	6,828,271
Total increase (decrease) in net assets	2,627,091	7,190,730
Net Assets
Beginning of period	21,144,891	13,954,161
End of period	$23,771,982	$21,144,891

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$58.52	$57.61	$61.22	$58.62	$59.28	$58.27
Income from Investment Operations
Net investment income (loss)A	.683	1.164	1.013	.923	.920	.866
Net realized and unrealized gain (loss)	1.518	1.632	.513	2.703	.317	1.628
Total from investment operations	2.201	2.796	1.526	3.626	1.237	2.494
Distributions from net investment income	(.710)	(1.163)	(.986)	(.847)	(.914)	(.847)
Distributions from net realized gain	(.521)	(.723)	(4.150)	(.179)	(.983)	(.637)
Total distributions	(1.231)	(1.886)	(5.136)	(1.026)	(1.897)	(1.484)
Net asset value, end of period	$59.49	$58.52	$57.61	$61.22	$58.62	$59.28
Total ReturnB,C	3.79%	5.03%	2.61%	6.27%	2.24%	4.33%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.47%	.08%	- %F	- %F
Expenses net of fee waivers, if any	.46%E	.46%	.47%	.08%	-%	-%
Expenses net of all reductions	.46%E	.46%	.46%	.08%	-%	-%
Net investment income (loss)	2.31%E	2.04%	1.74%	1.56%	1.62%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$23,772	$21,145	$13,457	$9,783	$8,756	$9,139
Portfolio turnover rateG	26%E	38%	46%	128%	49%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.6
Fidelity Series Government Money Market Fund 1.62%	18.7
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Short-Term Credit Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series International Growth Fund	2.3
Fidelity Series International Value Fund	2.1
Fidelity Series Overseas Fund	1.2
89.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.1%
International Equity Funds	11.3%
Bond Funds	55.3%
Short-Term Funds	23.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2005 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,450	$46,322
Fidelity Series Blue Chip Growth Fund (a)	5,343	82,758
Fidelity Series Commodity Strategy Fund (a)	135,350	596,891
Fidelity Series Growth Company Fund (a)	9,141	167,105
Fidelity Series Intrinsic Opportunities Fund (a)	12,182	197,957
Fidelity Series Large Cap Stock Fund (a)	11,350	175,016
Fidelity Series Large Cap Value Index Fund (a)	3,751	48,423
Fidelity Series Opportunistic Insights Fund (a)	4,892	90,703
Fidelity Series Small Cap Discovery Fund (a)	2,029	23,197
Fidelity Series Small Cap Opportunities Fund (a)	5,229	71,794
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,859	135,301
Fidelity Series Value Discovery Fund (a)	7,033	91,497
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,707,098)		1,726,964

International Equity Funds - 11.3%
Fidelity Series Canada Fund (a)	6,030	67,594
Fidelity Series Emerging Markets Fund (a)	8,667	81,903
Fidelity Series Emerging Markets Opportunities Fund (a)	37,113	729,649
Fidelity Series International Growth Fund (a)	22,225	386,053
Fidelity Series International Small Cap Fund (a)	5,097	85,578
Fidelity Series International Value Fund (a)	38,048	363,356
Fidelity Series Overseas Fund (a)	20,164	214,749
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,839,956)		1,928,882

Bond Funds - 55.3%
Fidelity Series Emerging Markets Debt Fund (a)	11,094	107,499
Fidelity Series Floating Rate High Income Fund (a)	2,695	25,065
Fidelity Series High Income Fund (a)	13,424	127,532
Fidelity Series Inflation-Protected Bond Index Fund (a)	201,377	2,050,017
Fidelity Series International Credit Fund (a)	1,082	11,168
Fidelity Series Investment Grade Bond Fund (a)	559,494	6,590,840
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,248	437,042
Fidelity Series Real Estate Income Fund (a)	7,306	82,414
TOTAL BOND FUNDS
(Cost $9,015,906)		9,431,577

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	3,188,143	3,188,143
Fidelity Series Short-Term Credit Fund (a)	78,721	797,445
TOTAL SHORT-TERM FUNDS
(Cost $3,973,871)		3,985,588
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $16,536,831)		17,073,011
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,358)
NET ASSETS - 100%		$17,065,653

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,288	$5,773	$22,201	$3,521	$(4,848)	$6,310	$46,322
Fidelity Series Blue Chip Growth Fund	106,571	14,451	36,846	11,037	1,784	(3,202)	82,758
Fidelity Series Canada Fund	51,783	24,420	10,071	1,148	66	1,396	67,594
Fidelity Series Commodity Strategy Fund	643,390	111,871	127,180	9,367	(5,308)	(25,882)	596,891
Fidelity Series Emerging Markets Debt Fund	132,326	7,892	30,987	3,383	(1,541)	(191)	107,499
Fidelity Series Emerging Markets Fund	73,530	22,185	14,001	1,888	(257)	446	81,903
Fidelity Series Emerging Markets Opportunities Fund	660,836	173,214	138,614	18,930	2,288	31,925	729,649
Fidelity Series Floating Rate High Income Fund	27,504	1,956	4,335	741	(48)	(12)	25,065
Fidelity Series Government Money Market Fund 1.62%	3,335,372	368,281	515,510	30,437	--	--	3,188,143
Fidelity Series Growth Company Fund	214,319	25,569	80,588	17,586	7,874	(69)	167,105
Fidelity Series High Income Fund	138,736	10,353	21,699	4,261	(190)	332	127,532
Fidelity Series Inflation-Protected Bond Index Fund	2,358,651	198,587	541,389	25,296	7,086	27,082	2,050,017
Fidelity Series International Credit Fund	10,580	506	--	506	--	82	11,168
Fidelity Series International Growth Fund	478,874	31,417	152,691	13,917	10,233	18,220	386,053
Fidelity Series International Small Cap Fund	104,187	7,845	32,003	4,205	193	5,356	85,578
Fidelity Series International Value Fund	443,873	42,631	132,122	15,445	(4,675)	13,649	363,356
Fidelity Series Intrinsic Opportunities Fund	261,694	41,274	102,980	12,131	(1,541)	(490)	197,957
Fidelity Series Investment Grade Bond Fund	6,882,047	686,303	1,167,880	100,556	8,992	181,378	6,590,840
Fidelity Series Large Cap Stock Fund	229,564	30,170	89,293	11,632	1,680	2,895	175,016
Fidelity Series Large Cap Value Index Fund	65,641	6,938	24,042	3,135	1,531	(1,645)	48,423
Fidelity Series Long-Term Treasury Bond Index Fund	695,841	79,556	360,162	37,661	38,486	(16,679)	437,042
Fidelity Series Opportunistic Insights Fund	117,772	11,575	38,136	7,748	2,272	(2,780)	90,703
Fidelity Series Overseas Fund	16,796	187,989	--	687	--	9,964	214,749
Fidelity Series Real Estate Income Fund	87,797	7,643	13,583	3,838	(21)	578	82,414
Fidelity Series Short-Term Credit Fund	834,023	87,119	130,892	10,862	197	6,998	797,445
Fidelity Series Small Cap Discovery Fund	31,622	3,014	11,964	1,041	(35)	560	23,197
Fidelity Series Small Cap Opportunities Fund	97,373	11,908	34,959	5,816	2,804	(5,332)	71,794
Fidelity Series Stock Selector Large Cap Value Fund	177,106	21,429	64,518	6,851	(565)	1,849	135,301
Fidelity Series Value Discovery Fund	126,452	12,191	47,392	3,866	277	(31)	91,497
	$18,465,548	$2,234,060	$3,946,038	$367,492	$66,734	$252,707	$17,073,011

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $16,536,831)	$17,073,011
Total Investment in Securities (cost $16,536,831)		$17,073,011
Cash		107
Receivable for investments sold		130,739
Total assets		17,203,857
Liabilities
Payable for investments purchased	$128,757
Payable for fund shares redeemed	2,740
Accrued management fee	6,707
Total liabilities		138,204
Net Assets		$17,065,653
Net Assets consist of:
Paid in capital		$16,445,238
Total accumulated earnings (loss)		620,415
Net Assets		$17,065,653
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($17,065,653 ÷ 289,477 shares)		$58.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$239,358
Expenses
Management fee	$40,838
Independent trustees' fees and expenses	33
Total expenses before reductions	40,871
Expense reductions	(1)
Total expenses after reductions		40,870
Net investment income (loss)		198,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	66,734
Capital gain distributions from underlying funds:
Affiliated issuers	128,134
Total net realized gain (loss)		194,868
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	252,707
Total change in net unrealized appreciation (depreciation)		252,707
Net gain (loss)		447,575
Net increase (decrease) in net assets resulting from operations		$646,063

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$198,488	$372,813
Net realized gain (loss)	194,868	268,694
Change in net unrealized appreciation (depreciation)	252,707	196,935
Net increase (decrease) in net assets resulting from operations	646,063	838,442
Distributions to shareholders	(430,863)	(787,475)
Share transactions - net increase (decrease)	(1,607,858)	87,795
Total increase (decrease) in net assets	(1,392,658)	138,762
Net Assets
Beginning of period	18,458,311	18,319,549
End of period	$17,065,653	$18,458,311

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2005 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$58.23	$58.00	$64.50	$60.94	$61.71	$59.76
Income from Investment Operations
Net investment income (loss)A	.670	1.189	1.002	.981	.959	.910
Net realized and unrealized gain (loss)	1.508	1.525	.780	3.850	.194	2.088
Total from investment operations	2.178	2.714	1.782	4.831	1.153	2.998
Distributions from net investment income	(.728)	(1.180)	(.991)	(.912)	(.950)	(.900)
Distributions from net realized gain	(.730)	(1.304)	(7.291)	(.359)	(.973)	(.148)
Total distributions	(1.458)	(2.484)	(8.282)	(1.271)	(1.923)	(1.048)
Net asset value, end of period	$58.95	$58.23	$58.00	$64.50	$60.94	$61.71
Total ReturnB,C	3.78%	4.93%	3.00%	8.05%	2.03%	5.05%
Ratios to Average Net AssetsD
Expenses before reductions	.47%E	.48%	.49%	.07%	- %F	- %F
Expenses net of fee waivers, if any	.47%E	.48%	.49%	.07%	-%	-%
Expenses net of all reductions	.47%E	.48%	.49%	.07%	-%	-%
Net investment income (loss)	2.29%E	2.10%	1.70%	1.58%	1.63%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$17,066	$18,458	$17,775	$20,180	$28,337	$26,020
Portfolio turnover rateG	26%E	37%	32%	102%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	35.5
Fidelity Series Government Money Market Fund 1.62%	15.4
Fidelity Series Inflation-Protected Bond Index Fund	10.5
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series International Growth Fund	3.1
Fidelity Series International Value Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Intrinsic Opportunities Fund	2.1
84.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.3%
International Equity Funds	14.7%
Bond Funds	50.7%
Short-Term Funds	19.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,663	$58,951
Fidelity Series Blue Chip Growth Fund (a)	6,637	102,810
Fidelity Series Commodity Strategy Fund (a)	96,701	426,453
Fidelity Series Growth Company Fund (a)	11,419	208,739
Fidelity Series Intrinsic Opportunities Fund (a)	15,478	251,521
Fidelity Series Large Cap Stock Fund (a)	14,422	222,380
Fidelity Series Large Cap Value Index Fund (a)	4,894	63,185
Fidelity Series Opportunistic Insights Fund (a)	6,169	114,381
Fidelity Series Small Cap Discovery Fund (a)	2,547	29,111
Fidelity Series Small Cap Opportunities Fund (a)	6,861	94,196
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,589	169,314
Fidelity Series Value Discovery Fund (a)	9,388	122,135
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,825,747)		1,863,176

International Equity Funds - 14.7%
Fidelity Series Canada Fund (a)	4,653	52,157
Fidelity Series Emerging Markets Fund (a)	7,453	70,435
Fidelity Series Emerging Markets Opportunities Fund (a)	31,660	622,436
Fidelity Series International Growth Fund (a)	21,969	381,603
Fidelity Series International Small Cap Fund (a)	5,077	85,248
Fidelity Series International Value Fund (a)	37,528	358,392
Fidelity Series Overseas Fund (a)	21,046	224,145
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,716,767)		1,794,416

Bond Funds - 50.7%
Fidelity Series Emerging Markets Debt Fund (a)	7,939	76,930
Fidelity Series Floating Rate High Income Fund (a)	1,931	17,954
Fidelity Series High Income Fund (a)	9,558	90,802
Fidelity Series Inflation-Protected Bond Index Fund (a)	125,946	1,282,132
Fidelity Series International Credit Fund (a)	358	3,695
Fidelity Series Investment Grade Bond Fund (a)	367,203	4,325,651
Fidelity Series Long-Term Treasury Bond Index Fund (a)	33,086	312,660
Fidelity Series Real Estate Income Fund (a)	5,180	58,429
TOTAL BOND FUNDS
(Cost $5,908,830)		6,168,253

Short-Term Funds - 19.3%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	1,879,699	1,879,699
Fidelity Series Short-Term Credit Fund (a)	46,403	470,066
TOTAL SHORT-TERM FUNDS
(Cost $2,343,152)		2,349,765
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,794,496)		12,175,610
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,627)
NET ASSETS - 100%		$12,169,983

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,083	$14,416	$18,113	$4,293	$(2,104)	$3,669	$58,951
Fidelity Series Blue Chip Growth Fund	105,808	28,078	31,262	11,660	717	(531)	102,810
Fidelity Series Canada Fund	40,326	13,204	2,609	1,039	5	1,231	52,157
Fidelity Series Commodity Strategy Fund	368,109	125,869	45,112	5,839	(1,641)	(20,772)	426,453
Fidelity Series Emerging Markets Debt Fund	75,757	14,880	13,089	2,167	(572)	(46)	76,930
Fidelity Series Emerging Markets Fund	52,773	21,994	4,450	1,544	3	115	70,435
Fidelity Series Emerging Markets Opportunities Fund	469,244	189,057	60,763	15,475	1,717	23,181	622,436
Fidelity Series Floating Rate High Income Fund	15,802	3,273	1,098	476	3	(26)	17,954
Fidelity Series Government Money Market Fund 1.62%	1,574,869	416,919	112,089	15,924	--	--	1,879,699
Fidelity Series Growth Company Fund	212,368	56,166	68,534	21,394	3,434	5,305	208,739
Fidelity Series High Income Fund	79,510	16,719	5,501	2,732	13	61	90,802
Fidelity Series Inflation-Protected Bond Index Fund	1,122,159	264,094	122,317	15,265	489	17,707	1,282,132
Fidelity Series International Credit Fund	3,500	168	--	168	--	27	3,695
Fidelity Series International Growth Fund	367,433	70,467	80,587	13,310	2,813	21,477	381,603
Fidelity Series International Small Cap Fund	80,402	18,815	18,347	4,013	253	4,125	85,248
Fidelity Series International Value Fund	345,766	71,804	65,296	14,771	(225)	6,343	358,392
Fidelity Series Intrinsic Opportunities Fund	259,156	76,017	81,328	13,168	(619)	(1,705)	251,521
Fidelity Series Investment Grade Bond Fund	3,596,304	945,558	330,324	59,237	1,010	113,103	4,325,651
Fidelity Series Large Cap Stock Fund	227,419	58,282	69,093	12,570	799	4,973	222,380
Fidelity Series Large Cap Value Index Fund	65,384	16,731	18,566	3,820	485	(849)	63,185
Fidelity Series Long-Term Treasury Bond Index Fund	419,621	86,083	206,087	24,591	19,756	(6,713)	312,660
Fidelity Series Opportunistic Insights Fund	116,888	27,844	30,009	9,443	656	(998)	114,381
Fidelity Series Overseas Fund	20,210	195,115	--	640	--	8,820	224,145
Fidelity Series Real Estate Income Fund	50,288	11,214	3,449	2,457	11	365	58,429
Fidelity Series Short-Term Credit Fund	393,798	100,917	28,527	5,737	15	3,863	470,066
Fidelity Series Small Cap Discovery Fund	31,754	6,483	9,627	1,268	(48)	549	29,111
Fidelity Series Small Cap Opportunities Fund	95,991	22,783	22,333	6,243	--	(2,245)	94,196
Fidelity Series Stock Selector Large Cap Value Fund	175,565	41,013	48,307	8,342	(171)	1,214	169,314
Fidelity Series Value Discovery Fund	125,489	33,479	36,617	4,709	121	(337)	122,135
	$10,552,776	$2,947,442	$1,533,434	$282,295	$26,920	$181,906	$12,175,610

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,794,496)	$12,175,610
Total Investment in Securities (cost $11,794,496)		$12,175,610
Cash		32
Receivable for investments sold		105,108
Total assets		12,280,750
Liabilities
Payable for investments purchased	$96,779
Payable for fund shares redeemed	8,819
Accrued management fee	5,169
Total liabilities		110,767
Net Assets		$12,169,983
Net Assets consist of:
Paid in capital		$11,727,357
Total accumulated earnings (loss)		442,626
Net Assets		$12,169,983
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($12,169,983 ÷ 224,002 shares)		$54.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$165,101
Expenses
Management fee	$28,441
Independent trustees' fees and expenses	20
Total expenses		28,461
Net investment income (loss)		136,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	26,920
Capital gain distributions from underlying funds:
Affiliated issuers	117,194
Total net realized gain (loss)		144,114
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	181,906
Total change in net unrealized appreciation (depreciation)		181,906
Net gain (loss)		326,020
Net increase (decrease) in net assets resulting from operations		$462,660

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$136,640	$159,818
Net realized gain (loss)	144,114	157,769
Change in net unrealized appreciation (depreciation)	181,906	101,490
Net increase (decrease) in net assets resulting from operations	462,660	419,077
Distributions to shareholders	(300,895)	(320,422)
Share transactions - net increase (decrease)	1,460,177	3,158,286
Total increase (decrease) in net assets	1,621,942	3,256,941
Net Assets
Beginning of period	10,548,041	7,291,100
End of period	$12,169,983	$10,548,041

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.53	$53.40	$60.82	$57.20	$58.53	$56.73
Income from Investment Operations
Net investment income (loss)A	.661	1.026	.877	.906	.897	.882
Net realized and unrealized gain (loss)	1.581	1.329	1.285	4.242	.048	2.192
Total from investment operations	2.242	2.355	2.162	5.148	.945	3.074
Distributions from net investment income	(.673)	(1.028)	(.850)	(.848)	(.893)	(.880)
Distributions from net realized gain	(.769)	(1.197)	(8.732)	(.680)	(1.382)	(.394)
Total distributions	(1.442)	(2.225)	(9.582)	(1.528)	(2.275)	(1.274)
Net asset value, end of period	$54.33	$53.53	$53.40	$60.82	$57.20	$58.53
Total ReturnB,C	4.24%	4.66%	3.98%	9.20%	1.82%	5.48%
Ratios to Average Net AssetsD
Expenses before reductions	.51%E	.52%	.53%	.08%	- %F	- %F
Expenses net of fee waivers, if any	.51%E	.52%	.53%	.08%	-%	-%
Expenses net of all reductions	.51%E	.52%	.53%	.08%	-%	-%
Net investment income (loss)	2.45%E	1.97%	1.62%	1.56%	1.62%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$12,170	$10,548	$6,867	$5,933	$6,745	$7,858
Portfolio turnover rateG	27%E	32%	44%	128%	24%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series Government Money Market Fund 1.62%	12.2
Fidelity Series Inflation-Protected Bond Index Fund	9.1
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series International Growth Fund	4.0
Fidelity Series International Value Fund	3.8
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Short-Term Credit Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	3.0
Fidelity Series Large Cap Stock Fund	2.7
79.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.8%
International Equity Funds	18.4%
Bond Funds	45.7%
Short-Term Funds	15.2%
Net Other Assets (Liabilities)	(0.1)%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	14,607	$152,063
Fidelity Series Blue Chip Growth Fund (a)	17,120	265,195
Fidelity Series Commodity Strategy Fund (a)	170,222	750,680
Fidelity Series Growth Company Fund (a)	29,658	542,144
Fidelity Series Intrinsic Opportunities Fund (a)	39,926	648,798
Fidelity Series Large Cap Stock Fund (a)	37,200	573,623
Fidelity Series Large Cap Value Index Fund (a)	12,416	160,295
Fidelity Series Opportunistic Insights Fund (a)	15,914	295,041
Fidelity Series Small Cap Discovery Fund (a)	6,652	76,029
Fidelity Series Small Cap Opportunities Fund (a)	17,560	241,105
Fidelity Series Stock Selector Large Cap Value Fund (a)	35,045	436,656
Fidelity Series Value Discovery Fund (a)	24,215	315,043
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,362,571)		4,456,672

International Equity Funds - 18.4%
Fidelity Series Canada Fund (a)	10,321	115,701
Fidelity Series Emerging Markets Fund (a)	15,380	145,338
Fidelity Series Emerging Markets Opportunities Fund (a)	65,322	1,284,240
Fidelity Series International Growth Fund (a)	49,327	856,806
Fidelity Series International Small Cap Fund (a)	12,463	209,256
Fidelity Series International Value Fund (a)	85,490	816,426
Fidelity Series Overseas Fund (a)	47,831	509,405
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,777,588)		3,937,172

Bond Funds - 45.7%
Fidelity Series Emerging Markets Debt Fund (a)	14,168	137,287
Fidelity Series Floating Rate High Income Fund (a)	3,368	31,321
Fidelity Series High Income Fund (a)	16,809	159,685
Fidelity Series Inflation-Protected Bond Index Fund (a)	191,564	1,950,126
Fidelity Series International Credit Fund (a)	474	4,894
Fidelity Series Investment Grade Bond Fund (a)	580,513	6,838,444
Fidelity Series Long-Term Treasury Bond Index Fund (a)	58,253	550,491
Fidelity Series Real Estate Income Fund (a)	9,111	102,776
TOTAL BOND FUNDS
(Cost $9,285,204)		9,775,024

Short-Term Funds - 15.2%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	2,598,003	2,598,003
Fidelity Series Short-Term Credit Fund (a)	64,137	649,707
TOTAL SHORT-TERM FUNDS
(Cost $3,236,679)		3,247,710
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $20,662,042)		21,416,578
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,739)
NET ASSETS - 100%		$21,405,839

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$173,486	$32,698	$59,011	$11,064	$(8,606)	$13,496	$152,063
Fidelity Series Blue Chip Growth Fund	301,123	65,950	100,143	33,496	(1,538)	(197)	265,195
Fidelity Series Canada Fund	102,025	19,388	8,856	2,409	53	3,091	115,701
Fidelity Series Commodity Strategy Fund	731,122	175,247	114,505	11,280	(6,814)	(34,370)	750,680
Fidelity Series Emerging Markets Debt Fund	150,896	21,088	32,929	4,188	(1,086)	(682)	137,287
Fidelity Series Emerging Markets Fund	122,371	42,853	20,241	3,209	(382)	737	145,338
Fidelity Series Emerging Markets Opportunities Fund	1,080,413	339,176	192,496	32,178	5,545	51,602	1,284,240
Fidelity Series Floating Rate High Income Fund	31,313	4,599	4,514	914	(45)	(32)	31,321
Fidelity Series Government Money Market Fund 1.62%	2,542,683	487,068	431,748	24,262	--	--	2,598,003
Fidelity Series Growth Company Fund	605,182	124,505	214,074	55,589	5,580	20,951	542,144
Fidelity Series High Income Fund	158,549	23,716	22,635	5,268	(13)	68	159,685
Fidelity Series Inflation-Protected Bond Index Fund	1,766,627	420,375	264,744	24,022	(53)	27,921	1,950,126
Fidelity Series International Credit Fund	4,637	221	--	221	--	36	4,894
Fidelity Series International Growth Fund	927,956	129,338	262,936	30,073	11,305	51,143	856,806
Fidelity Series International Small Cap Fund	201,746	33,860	37,574	9,098	(327)	11,551	209,256
Fidelity Series International Value Fund	874,808	148,610	226,574	33,380	(6,204)	25,786	816,426
Fidelity Series Intrinsic Opportunities Fund	738,709	165,293	250,016	37,584	(10,655)	5,467	648,798
Fidelity Series Investment Grade Bond Fund	6,375,720	1,331,100	1,058,108	101,657	3,904	185,828	6,838,444
Fidelity Series Large Cap Stock Fund	648,169	123,614	216,010	34,546	596	17,254	573,623
Fidelity Series Large Cap Value Index Fund	185,763	32,550	57,965	9,855	1,876	(1,929)	160,295
Fidelity Series Long-Term Treasury Bond Index Fund	854,670	142,732	476,226	45,213	50,683	(21,368)	550,491
Fidelity Series Opportunistic Insights Fund	332,773	60,937	98,462	24,359	2,643	(2,850)	295,041
Fidelity Series Overseas Fund	66,584	418,488	--	1,581	--	24,333	509,405
Fidelity Series Real Estate Income Fund	100,040	16,206	14,193	4,659	31	692	102,776
Fidelity Series Short-Term Credit Fund	635,788	124,266	116,152	8,683	250	5,555	649,707
Fidelity Series Small Cap Discovery Fund	89,762	13,875	29,324	3,375	(1,455)	3,171	76,029
Fidelity Series Small Cap Opportunities Fund	272,188	50,644	75,100	17,943	(3,690)	(2,937)	241,105
Fidelity Series Stock Selector Large Cap Value Fund	500,196	84,058	152,665	21,533	(244)	5,311	436,656
Fidelity Series Value Discovery Fund	357,279	66,104	109,619	12,150	1,175	104	315,043
	$20,932,578	$4,698,559	$4,646,820	$603,789	$42,529	$389,732	$21,416,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $20,662,042)	$21,416,578
Total Investment in Securities (cost $20,662,042)		$21,416,578
Cash		1
Receivable for investments sold		191,573
Total assets		21,608,152
Liabilities
Payable for investments purchased	$192,317
Accrued management fee	9,996
Total liabilities		202,313
Net Assets		$21,405,839
Net Assets consist of:
Paid in capital		$20,545,077
Total accumulated earnings (loss)		860,762
Net Assets		$21,405,839
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($21,405,839 ÷ 355,105 shares)		$60.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$318,449
Expenses
Management fee	$58,882
Independent trustees' fees and expenses	40
Total expenses		58,922
Net investment income (loss)		259,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	42,529
Capital gain distributions from underlying funds:
Affiliated issuers	285,340
Total net realized gain (loss)		327,869
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	389,732
Total change in net unrealized appreciation (depreciation)		389,732
Net gain (loss)		717,601
Net increase (decrease) in net assets resulting from operations		$977,128

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$259,527	$329,918
Net realized gain (loss)	327,869	378,059
Change in net unrealized appreciation (depreciation)	389,732	119,560
Net increase (decrease) in net assets resulting from operations	977,128	827,537
Distributions to shareholders	(673,653)	(614,135)
Share transactions - net increase (decrease)	179,910	6,026,190
Total increase (decrease) in net assets	483,385	6,239,592
Net Assets
Beginning of period	20,922,454	14,682,862
End of period	$21,405,839	$20,922,454

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$59.41	$59.14	$64.98	$60.62	$62.01	$59.79
Income from Investment Operations
Net investment income (loss)A	.725	1.093	.869	.950	.938	.907
Net realized and unrealized gain (loss)	2.028	1.336	2.076	5.023	(.057)	2.472
Total from investment operations	2.753	2.429	2.945	5.973	.881	3.379
Distributions from net investment income	(.787)	(1.092)	(.877)	(.906)	(.934)	(.885)
Distributions from net realized gain	(1.096)	(1.067)	(7.908)	(.707)	(1.337)	(.274)
Total distributions	(1.883)	(2.159)	(8.785)	(1.613)	(2.271)	(1.159)
Net asset value, end of period	$60.28	$59.41	$59.14	$64.98	$60.62	$62.01
Total ReturnB,C	4.70%	4.36%	5.00%	10.08%	1.62%	5.70%
Ratios to Average Net AssetsD
Expenses before reductions	.55%E	.57%	.58%	.09%	- %F	- %F
Expenses net of fee waivers, if any	.55%E	.57%	.58%	.09%	-%	-%
Expenses net of all reductions	.55%E	.57%	.57%	.09%	-%	-%
Net investment income (loss)	2.43%E	1.89%	1.47%	1.53%	1.61%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$21,406	$20,922	$13,754	$7,287	$9,061	$9,298
Portfolio turnover rateG	43%E	28%	44%	115%	27%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.2
Fidelity Series Government Money Market Fund 1.62%	8.8
Fidelity Series Inflation-Protected Bond Index Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series International Growth Fund	5.0
Fidelity Series International Value Fund	4.8
Fidelity Series Intrinsic Opportunities Fund	4.0
Fidelity Series Large Cap Stock Fund	3.5
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Growth Company Fund	3.3
75.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.4%
International Equity Funds	22.1%
Bond Funds	40.6%
Short-Term Funds	11.0%
Net Other Assets (Liabilities)	(0.1)%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	46,042	$479,298
Fidelity Series Blue Chip Growth Fund (a)	53,963	835,889
Fidelity Series Commodity Strategy Fund (a)	407,035	1,795,025
Fidelity Series Growth Company Fund (a)	92,841	1,697,133
Fidelity Series Intrinsic Opportunities Fund (a)	125,844	2,044,969
Fidelity Series Large Cap Stock Fund (a)	117,253	1,808,036
Fidelity Series Large Cap Value Index Fund (a)	39,184	505,860
Fidelity Series Opportunistic Insights Fund (a)	51,497	954,752
Fidelity Series Small Cap Discovery Fund (a)	20,732	236,970
Fidelity Series Small Cap Opportunities Fund (a)	54,022	741,727
Fidelity Series Stock Selector Large Cap Value Fund (a)	111,036	1,383,508
Fidelity Series Value Discovery Fund (a)	76,326	993,002
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,287,336)		13,476,169

International Equity Funds - 22.1%
Fidelity Series Canada Fund (a)	32,197	360,926
Fidelity Series Emerging Markets Fund (a)	42,233	399,101
Fidelity Series Emerging Markets Opportunities Fund (a)	179,371	3,526,433
Fidelity Series International Growth Fund (a)	147,115	2,555,396
Fidelity Series International Small Cap Fund (a)	33,957	570,137
Fidelity Series International Value Fund (a)	258,228	2,466,073
Fidelity Series Overseas Fund (a)	131,726	1,402,883
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,917,720)		11,280,949

Bond Funds - 40.6%
Fidelity Series Emerging Markets Debt Fund (a)	33,994	329,404
Fidelity Series Floating Rate High Income Fund (a)	8,038	74,754
Fidelity Series High Income Fund (a)	39,914	379,181
Fidelity Series Inflation-Protected Bond Index Fund (a)	395,165	4,022,780
Fidelity Series International Credit Fund (a)	1,096	11,313
Fidelity Series Investment Grade Bond Fund (a)	1,222,680	14,403,165
Fidelity Series Long-Term Treasury Bond Index Fund (a)	139,409	1,317,416
Fidelity Series Real Estate Income Fund (a)	21,648	244,186
TOTAL BOND FUNDS
(Cost $19,814,130)		20,782,199

Short-Term Funds - 11.0%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	4,504,067	4,504,067
Fidelity Series Short-Term Credit Fund (a)	111,190	1,126,350
TOTAL SHORT-TERM FUNDS
(Cost $5,611,062)		5,630,417
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $49,630,248)		51,169,734
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(26,782)
NET ASSETS - 100%		$51,142,952

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$463,870	$124,698	$121,607	$33,673	$(3,767)	$16,104	$479,298
Fidelity Series Blue Chip Growth Fund	806,769	243,236	218,736	89,689	(1,799)	6,419	835,889
Fidelity Series Canada Fund	255,287	123,659	25,284	6,952	(60)	7,324	360,926
Fidelity Series Commodity Strategy Fund	1,504,782	555,707	170,607	24,447	(10,376)	(84,481)	1,795,025
Fidelity Series Emerging Markets Debt Fund	308,903	69,395	46,760	8,955	(1,842)	(292)	329,404
Fidelity Series Emerging Markets Fund	288,808	132,442	22,583	8,500	(450)	884	399,101
Fidelity Series Emerging Markets Opportunities Fund	2,556,491	1,088,293	250,126	85,217	5,692	126,083	3,526,433
Fidelity Series Floating Rate High Income Fund	64,344	15,275	4,772	1,956	2	(95)	74,754
Fidelity Series Government Money Market Fund 1.62%	4,018,218	1,160,114	674,265	37,870	--	--	4,504,067
Fidelity Series Growth Company Fund	1,623,646	483,595	479,218	169,260	10,840	58,270	1,697,133
Fidelity Series High Income Fund	325,224	77,863	24,099	11,263	(34)	227	379,181
Fidelity Series Inflation-Protected Bond Index Fund	2,749,667	1,483,433	263,517	46,771	161	53,036	4,022,780
Fidelity Series International Credit Fund	10,717	515	--	515	--	81	11,313
Fidelity Series International Growth Fund	2,303,548	517,896	427,068	86,760	11,334	149,686	2,555,396
Fidelity Series International Small Cap Fund	490,070	171,960	118,523	26,153	(286)	26,916	570,137
Fidelity Series International Value Fund	2,189,045	558,685	318,084	96,287	(4,547)	40,974	2,466,073
Fidelity Series Intrinsic Opportunities Fund	1,982,230	608,619	528,663	102,402	(10,689)	(6,528)	2,044,969
Fidelity Series Investment Grade Bond Fund	11,465,246	3,770,461	1,202,702	192,656	6,557	363,603	14,403,165
Fidelity Series Large Cap Stock Fund	1,738,995	469,306	448,289	96,342	(3,309)	51,333	1,808,036
Fidelity Series Large Cap Value Index Fund	496,851	124,147	112,731	29,967	1,667	(4,074)	505,860
Fidelity Series Long-Term Treasury Bond Index Fund	1,807,062	428,347	973,877	103,696	95,166	(39,282)	1,317,416
Fidelity Series Opportunistic Insights Fund	891,770	244,539	179,997	74,130	938	(2,498)	954,752
Fidelity Series Overseas Fund	209,456	1,130,798	--	4,175	--	62,629	1,402,883
Fidelity Series Real Estate Income Fund	205,864	51,726	15,028	10,026	(30)	1,654	244,186
Fidelity Series Short-Term Credit Fund	1,004,706	283,176	171,043	13,664	353	9,158	1,126,350
Fidelity Series Small Cap Discovery Fund	238,925	54,164	60,071	10,263	(1,010)	4,962	236,970
Fidelity Series Small Cap Opportunities Fund	727,677	191,511	161,776	47,859	(81)	(15,604)	741,727
Fidelity Series Stock Selector Large Cap Value Fund	1,341,549	337,602	304,082	65,526	(7,215)	15,654	1,383,508
Fidelity Series Value Discovery Fund	957,599	260,700	223,740	36,979	(357)	(1,200)	993,002
	$43,027,319	$14,761,862	$7,547,248	$1,521,953	$86,858	$840,943	$51,169,734

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $49,630,248)	$51,169,734
Total Investment in Securities (cost $49,630,248)		$51,169,734
Cash		187
Receivable for investments sold		466,317
Receivable for fund shares sold		55,206
Total assets		51,691,444
Liabilities
Payable for investments purchased	$493,074
Payable for fund shares redeemed	30,000
Accrued management fee	25,418
Total liabilities		548,492
Net Assets		$51,142,952
Net Assets consist of:
Paid in capital		$49,362,551
Total accumulated earnings (loss)		1,780,401
Net Assets		$51,142,952
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($51,142,952 ÷ 841,760 shares)		$60.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$758,171
Expenses
Management fee	$138,249
Independent trustees' fees and expenses	83
Total expenses before reductions	138,332
Expense reductions	(1)
Total expenses after reductions		138,331
Net investment income (loss)		619,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26
Affiliated issuers	86,858
Capital gain distributions from underlying funds:
Affiliated issuers	763,782
Total net realized gain (loss)		850,666
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	840,943
Total change in net unrealized appreciation (depreciation)		840,943
Net gain (loss)		1,691,609
Net increase (decrease) in net assets resulting from operations		$2,311,449

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$619,840	$608,831
Net realized gain (loss)	850,666	810,909
Change in net unrealized appreciation (depreciation)	840,943	312,645
Net increase (decrease) in net assets resulting from operations	2,311,449	1,732,385
Distributions to shareholders	(1,651,277)	(1,151,851)
Share transactions - net increase (decrease)	7,477,363	14,825,901
Total increase (decrease) in net assets	8,137,535	15,406,435
Net Assets
Beginning of period	43,005,417	27,598,982
End of period	$51,142,952	$43,005,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$59.88	$59.80	$64.06	$59.21	$60.89	$59.04
Income from Investment Operations
Net investment income (loss)A	.811	1.031	.813	.924	.928	.898
Net realized and unrealized gain (loss)	2.229	1.221	2.708	5.363	(.202)	2.584
Total from investment operations	3.040	2.252	3.521	6.287	.726	3.482
Distributions from net investment income	(.824)	(1.061)	(.810)	(.882)	(.915)	(.891)
Distributions from net realized gain	(1.336)	(1.111)	(6.971)	(.555)	(1.491)	(.741)
Total distributions	(2.160)	(2.172)	(7.781)	(1.437)	(2.406)	(1.632)
Net asset value, end of period	$60.76	$59.88	$59.80	$64.06	$59.21	$60.89
Total ReturnB,C	5.16%	4.04%	6.01%	10.83%	1.41%	5.98%
Ratios to Average Net AssetsD
Expenses before reductions	.60%E	.61%	.62%	.10%	- %F	- %F
Expenses net of fee waivers, if any	.60%E	.61%	.62%	.10%	-%	-%
Expenses net of all reductions	.60%E	.61%	.62%	.10%	-%	-%
Net investment income (loss)	2.69%E	1.78%	1.37%	1.52%	1.63%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$51,143	$43,005	$26,667	$7,449	$8,744	$9,019
Portfolio turnover rateG	33%E	29%	29%	118%	29%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.0
Fidelity Series Emerging Markets Opportunities Fund	7.6
Fidelity Series Inflation-Protected Bond Index Fund	6.8
Fidelity Series Government Money Market Fund 1.62%	6.1
Fidelity Series International Growth Fund	5.5
Fidelity Series International Value Fund	5.4
Fidelity Series Intrinsic Opportunities Fund	4.8
Fidelity Series Large Cap Stock Fund	4.2
Fidelity Series Growth Company Fund	4.0
Fidelity Series Commodity Strategy Fund	3.5
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.9%
International Equity Funds	25.1%
Bond Funds	36.4%
Short-Term Funds	7.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2025 Fund℠

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,123	$42,917
Fidelity Series Blue Chip Growth Fund (a)	4,835	74,893
Fidelity Series Commodity Strategy Fund (a)	30,410	134,109
Fidelity Series Growth Company Fund (a)	8,317	152,030
Fidelity Series Intrinsic Opportunities Fund (a)	11,273	183,187
Fidelity Series Large Cap Stock Fund (a)	10,502	161,933
Fidelity Series Large Cap Value Index Fund (a)	3,527	45,539
Fidelity Series Opportunistic Insights Fund (a)	4,596	85,219
Fidelity Series Small Cap Discovery Fund (a)	1,862	21,280
Fidelity Series Small Cap Opportunities Fund (a)	4,839	66,435
Fidelity Series Stock Selector Large Cap Value Fund (a)	9,945	123,920
Fidelity Series Value Discovery Fund (a)	6,831	88,869
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,177,361)		1,180,331

International Equity Funds - 25.1%
Fidelity Series Canada Fund (a)	3,392	38,023
Fidelity Series Emerging Markets Fund (a)	3,492	32,998
Fidelity Series Emerging Markets Opportunities Fund (a)	14,846	291,869
Fidelity Series International Growth Fund (a)	12,161	211,242
Fidelity Series International Small Cap Fund (a)	2,964	49,765
Fidelity Series International Value Fund (a)	21,638	206,643
Fidelity Series Overseas Fund (a)	12,011	127,919
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $947,974)		958,459

Bond Funds - 36.4%
Fidelity Series Emerging Markets Debt Fund (a)	2,518	24,399
Fidelity Series Floating Rate High Income Fund (a)	610	5,673
Fidelity Series High Income Fund (a)	3,000	28,498
Fidelity Series Inflation-Protected Bond Index Fund (a)	25,423	258,807
Fidelity Series International Credit Fund (a)	185	1,910
Fidelity Series Investment Grade Bond Fund (a)	81,076	955,077
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,374	98,038
Fidelity Series Real Estate Income Fund (a)	1,599	18,037
TOTAL BOND FUNDS
(Cost $1,376,173)		1,390,439

Short-Term Funds - 7.6%
Fidelity Series Government Money Market Fund 1.62% (a)(b)	233,394	233,394
Fidelity Series Short-Term Credit Fund (a)	5,760	58,353
TOTAL SHORT-TERM FUNDS
(Cost $291,506)		291,747
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,793,014)		3,820,976
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,719)
NET ASSETS - 100%		$3,819,257

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177
Total	$177

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$46,157	$3,741	$2,060	$1	$500	$42,917
Fidelity Series Blue Chip Growth Fund	--	78,546	6,863	2,889	(94)	3,304	74,893
Fidelity Series Canada Fund	--	37,874	45	410	--	194	38,023
Fidelity Series Commodity Strategy Fund	--	142,332	2,612	882	(3)	(5,608)	134,109
Fidelity Series Corporate Bond Fund	--	54,300	54,350	--	50	--	--
Fidelity Series Emerging Markets Debt Fund	--	25,629	1,730	321	7	493	24,399
Fidelity Series Emerging Markets Fund	--	33,027	78	480	--	49	32,998
Fidelity Series Emerging Markets Opportunities Fund	--	291,042	2,057	4,840	2	2,882	291,869
Fidelity Series Floating Rate High Income Fund	--	5,661	6	72	--	18	5,673
Fidelity Series Government Bond Index Fund	--	75,400	75,330	--	(70)	--	--
Fidelity Series Government Money Market Fund 1.62%	--	239,263	5,869	884	--	--	233,394
Fidelity Series Growth Company Fund	--	164,118	15,227	10,439	(71)	3,210	152,030
Fidelity Series High Income Fund	--	28,462	32	405	--	68	28,498
Fidelity Series Inflation-Protected Bond Index Fund	--	257,206	286	2,101	(2)	1,889	258,807
Fidelity Series International Credit Fund	--	1,920	2	57	--	(8)	1,910
Fidelity Series International Growth Fund	--	210,172	4,234	5,108	(6)	5,310	211,242
Fidelity Series International Small Cap Fund	--	53,152	4,080	1,541	(4)	697	49,765
Fidelity Series International Value Fund	--	210,597	3,053	5,668	107	(1,008)	206,643
Fidelity Series Intrinsic Opportunities Fund	--	200,464	16,164	3,712	92	(1,205)	183,187
Fidelity Series Investment Grade Bond Fund	--	943,248	1,241	6,318	(9)	13,079	955,077
Fidelity Series Investment Grade Securitized Fund	--	53,800	53,748	--	(52)	--	--
Fidelity Series Large Cap Stock Fund	--	172,562	14,191	2,519	156	3,406	161,933
Fidelity Series Large Cap Value Index Fund	--	49,246	3,266	1,833	(17)	(424)	45,539
Fidelity Series Long-Term Treasury Bond Index Fund	--	127,071	26,888	4,976	(808)	(1,337)	98,038
Fidelity Series Opportunistic Insights Fund	--	90,638	5,874	4,532	(55)	510	85,219
Fidelity Series Overseas Fund	--	125,667	109	247	--	2,361	127,919
Fidelity Series Real Estate Income Fund	--	17,993	20	378	--	64	18,037
Fidelity Series Short-Term Credit Fund	--	60,779	2,666	342	(1)	241	58,353
Fidelity Series Small Cap Discovery Fund	--	22,794	1,591	612	9	68	21,280
Fidelity Series Small Cap Opportunities Fund	--	69,654	3,603	1,520	(21)	405	66,435
Fidelity Series Stock Selector Large Cap Value Fund	--	133,197	9,071	4,004	(4)	(202)	123,920
Fidelity Series Treasury Bill Index Fund	--	32,800	32,800	--	--	--	--
Fidelity Series Value Discovery Fund	--	96,676	6,852	2,261	39	(994)	88,869
	$--	$4,151,447	$357,679	$71,411	$(754)	$27,962	$3,820,976

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,793,014)	$3,820,976
Total Investment in Securities (cost $3,793,014)		$3,820,976
Cash		1
Receivable for fund shares sold		267,631
Total assets		4,088,608
Liabilities
Payable for investments purchased	$267,681
Accrued management fee	1,670
Total liabilities		269,351
Net Assets		$3,819,257
Net Assets consist of:
Paid in capital		$3,763,212
Total accumulated earnings (loss)		56,045
Net Assets		$3,819,257
Net Asset Value, offering price and redemption price per share ($3,819,257 ÷ 362,716 shares)		$10.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 16, 2019 (commencement of operations) to January 31, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$34,291
Income from Fidelity Central Funds		177
Total income		34,468
Expenses
Management fee	$5,434
Independent trustees' fees and expenses	2
Total expenses		5,436
Net investment income (loss)		29,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(682)
Capital gain distributions from underlying funds:
Affiliated issuers	37,120
Total net realized gain (loss)		36,438
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	27,962
Total change in net unrealized appreciation (depreciation)		27,962
Net gain (loss)		64,400
Net increase (decrease) in net assets resulting from operations		$93,432

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 16, 2019 (commencement of operations) to January 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,032
Net realized gain (loss)	36,438
Change in net unrealized appreciation (depreciation)	27,962
Net increase (decrease) in net assets resulting from operations	93,432
Distributions to shareholders	(37,387)
Share transactions
Proceeds from sales of shares	3,728,817
Reinvestment of distributions	37,084
Cost of shares redeemed	(2,689)
Net increase (decrease) in net assets resulting from share transactions	3,763,212
Total increase (decrease) in net assets	3,819,257
Net Assets
Beginning of period	–
End of period	$3,819,257
Other Information
Shares
Sold	359,456
Issued in reinvestment of distributions	3,511
Redeemed	(251)
Net increase (decrease)	362,716

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2025 Fund

Six months ended (Unaudited) January 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.163
Net realized and unrealized gain (loss)	.523
Total from investment operations	.686
Distributions from net investment income	(.120)
Distributions from net realized gain	(.036)
Total distributions	(.156)
Net asset value, end of period	$10.53
Total ReturnC	6.86%
Ratios to Average Net AssetsD
Expenses before reductions	.64%E
Expenses net of fee waivers, if any	.64%E
Expenses net of all reductions	.64%E
Net investment income (loss)	3.42%E
Supplemental Data
Net assets, end of period (000 omitted)	$3,819
Portfolio turnover rateF	18%G

 A For the period August 16, 2019 (commencement of operations) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Effective after the close of business July 26, 2019, each Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund. All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period August 1, 2018 through July 26, 2019.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$23,070,936	$832,927	$(121,900)	$711,027
Fidelity Simplicity RMD 2005 Fund	16,562,447	622,523	(111,959)	510,564
Fidelity Simplicity RMD 2010 Fund	11,816,766	438,115	(79,271)	358,844
Fidelity Simplicity RMD 2015 Fund	20,713,286	911,668	(208,376)	703,292
Fidelity Simplicity RMD 2020 Fund	49,887,091	2,006,769	(724,126)	1,282,643
Fidelity Simplicity RMD 2025 Fund	3,794,265	64,528	(37,817)	26,711

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	5,228,432	3,014,504
Fidelity Simplicity RMD 2005 Fund	2,234,060	3,946,038
Fidelity Simplicity RMD 2010 Fund	2,947,442	1,533,434
Fidelity Simplicity RMD 2015 Fund	4,698,559	4,646,820
Fidelity Simplicity RMD 2020 Fund	14,761,862	7,547,248
Fidelity Simplicity RMD 2025 Fund	4,151,447	357,679

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2005 Fund	.47%
Fidelity Simplicity RMD 2010 Fund	.51%
Fidelity Simplicity RMD 2015 Fund	.55%
Fidelity Simplicity RMD 2020 Fund	.60%
Fidelity Simplicity RMD 2025 Fund	.64%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed certain Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Fidelity Simplicity RMD 2025 Fund	$72

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Simplicity RMD 2005 Fund	$1
Fidelity Simplicity RMD 2020 Fund	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Fidelity Simplicity RMD Income Fund
Distributions to shareholders
Class A	$–	$6,375
Class M	–	3,305
Class C	–	2,558
Fidelity Simplicity RMD Income	477,157	467,916
Class I	–	1,273
Total	$477,157	$481,427
Fidelity Simplicity RMD 2005 Fund
Distributions to shareholders
Class A	$–	$4,867
Class M	–	13,062
Class C	–	753
Fidelity Simplicity RMD 2005	430,863	767,462
Class I	–	1,331
Total	$430,863	$787,475
Fidelity Simplicity RMD 2010 Fund
Distributions to shareholders
Class A	$–	$8,187
Class M	–	884
Class C	–	4,198
Fidelity Simplicity RMD 2010	300,895	304,459
Class I	–	2,694
Total	$300,895	$320,422
Fidelity Simplicity RMD 2015 Fund
Distributions to shareholders
Class A	$–	$10,845
Class M	–	14,930
Class C	–	2,360
Fidelity Simplicity RMD 2015	673,653	585,582
Class I	–	418
Total	$673,653	$614,135
Fidelity Simplicity RMD 2020 Fund
Distributions to shareholders
Class A	$–	$1,413
Class M	–	20,845
Class C	–	3,697
Fidelity Simplicity RMD 2020	1,651,277	1,123,264
Class I	–	2,632
Total	$1,651,277	$1,151,851

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year endedJuly 31, 2019	Six months ended January 31, 2020	Year endedJuly 31, 2019
Fidelity Simplicity RMD Income Fund
Class A
Shares sold	–	2,079	$–	$118,671
Reinvestment of distributions	–	96	–	5,420
Shares redeemed	–	(5,603)	–	(327,812)
Net increase (decrease)	–	(3,428)	$–	$(203,721)
Class M
Reinvestment of distributions	–	35	$–	$1,941
Shares redeemed	–	(2,191)	–	(127,972)
Net increase (decrease)	–	(2,156)	$–	$(126,031)
Class C
Shares sold	–	176	$–	$10,000
Reinvestment of distributions	–	46	–	2,558
Shares redeemed	–	(2,374)	–	(135,024)
Net increase (decrease)	–	(2,152)	$–	$(122,466)
Fidelity Simplicity RMD Income
Shares sold	63,317	203,764	$3,737,868	$11,675,868
Reinvestment of distributions	7,153	7,265	421,671	408,908
Shares redeemed	(32,190)	(83,303)	(1,904,673)	(4,752,024)
Net increase (decrease)	38,280	127,726	$2,254,866	$7,332,752
Class I
Reinvestment of distributions	–	18	$–	$1,015
Shares redeemed	–	(925)	–	(53,278)
Net increase (decrease)	–	(907)	$–	$(52,263)
Fidelity Simplicity RMD 2005 Fund
Class A
Shares sold	–	347	$–	$19,737
Reinvestment of distributions	–	87	–	4,867
Shares redeemed	–	(2,523)	–	(146,643)
Net increase (decrease)	–	(2,089)	$–	$(122,039)
Class M
Reinvestment of distributions	–	226	$–	$12,622
Shares redeemed	–	(6,559)	–	(377,437)
Net increase (decrease)	–	(6,333)	$–	$(364,815)
Class C
Shares sold	–	176	$–	$10,000
Reinvestment of distributions	–	14	–	753
Shares redeemed	–	(578)	–	(33,026)
Net increase (decrease)	–	(388)	$–	$(22,273)
Fidelity Simplicity RMD 2005
Shares sold	17,354	78,317	$1,019,729	$4,483,268
Reinvestment of distributions	6,501	12,230	379,915	684,031
Shares redeemed	(51,358)	(80,032)	(3,007,502)	(4,537,100)
Net increase (decrease)	(27,503)	10,515	$(1,607,858)	$630,199
Class I
Reinvestment of distributions	–	24	$–	$1,331
Shares redeemed	–	(599)	–	(34,608)
Net increase (decrease)	–	(575)	$–	$(33,277)
Fidelity Simplicity RMD 2010 Fund
Class A
Shares sold	–	118	$–	$6,127
Reinvestment of distributions	–	160	–	8,187
Shares redeemed	–	(4,149)	–	(222,389)
Net increase (decrease)	–	(3,871)	$–	$(208,075)
Class M
Reinvestment of distributions	–	17	$–	$884
Shares redeemed	–	(462)	–	(24,833)
Net increase (decrease)	–	(445)	$–	$(23,949)
Class C
Reinvestment of distributions	–	83	$–	$4,198
Shares redeemed	–	(2,534)	–	(134,848)
Net increase (decrease)	–	(2,451)	$–	$(130,650)
Fidelity Simplicity RMD 2010
Shares sold	38,372	93,708	$2,080,480	$4,896,095
Reinvestment of distributions	5,076	5,094	273,119	261,294
Shares redeemed	(16,488)	(30,351)	(893,422)	(1,572,109)
Net increase (decrease)	26,960	68,451	$1,460,177	$3,585,280
Class I
Reinvestment of distributions	–	53	$–	$2,694
Shares redeemed	–	(1,249)	–	(67,014)
Net increase (decrease)	–	(1,196)	$–	$(64,320)
Fidelity Simplicity RMD 2015 Fund
Class A
Shares sold	–	1,491	$–	$86,061
Reinvestment of distributions	–	192	–	10,845
Shares redeemed	–	(7,363)	–	(437,292)
Net increase (decrease)	–	(5,680)	$–	$(340,386)
Class M
Reinvestment of distributions	–	219	$–	$12,306
Shares redeemed	–	(8,571)	–	(504,629)
Net increase (decrease)	–	(8,352)	$–	$(492,323)
Class C
Shares sold	–	175	$–	$10,000
Reinvestment of distributions	–	43	–	2,360
Shares redeemed	–	(1,720)	–	(98,388)
Net increase (decrease)	–	(1,502)	$–	$(86,028)
Fidelity Simplicity RMD 2015
Shares sold	47,322	159,138	$2,850,442	$9,212,720
Reinvestment of distributions	10,104	8,782	602,509	495,398
Shares redeemed	(54,495)	(48,314)	(3,273,041)	(2,751,738)
Net increase (decrease)	2,931	119,606	$179,910	$6,956,380
Class I
Reinvestment of distributions	–	7	$–	$418
Shares redeemed	–	(198)	–	(11,871)
Net increase (decrease)	–	(191)	$–	$(11,453)
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	–	25	$–	$1,413
Shares redeemed	–	(718)	–	(43,299)
Net increase (decrease)	–	(693)	$–	$(41,886)
Class M
Reinvestment of distributions	–	271	$–	$15,319
Shares redeemed	–	(11,759)	–	(706,960)
Net increase (decrease)	–	(11,488)	$–	$(691,641)
Class C
Reinvestment of distributions	–	67	$–	$3,697
Shares redeemed	–	(2,279)	–	(135,203)
Net increase (decrease)	–	(2,212)	$–	$(131,506)
Fidelity Simplicity RMD 2020
Shares sold	170,751	362,678	$10,309,083	$20,993,008
Reinvestment of distributions	25,989	18,577	1,563,495	1,046,172
Shares redeemed	(73,220)	(108,909)	(4,395,215)	(6,275,576)
Net increase (decrease)	123,520	272,346	$7,477,363	$15,763,604
Class I
Reinvestment of distributions	–	47	$–	$2,632
Shares redeemed	–	(1,251)	–	(75,302)
Net increase (decrease)	–	(1,204)	$–	$(72,670)

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Simplicity RMD 2025 Fund	30%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020) for each fund, with the exception of Fidelity Simplicity RMD 2025 Fund and for the period (August 16, 2019 to January 31, 2020) for Fidelity Simplicity RMD 2025 Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Fidelity Simplicity RMD Income Fund	.46%
Actual		$1,000.00	$1,037.90	$2.36-B
Hypothetical-C		$1,000.00	$1,022.82	$2.34-D
Fidelity Simplicity RMD 2005 Fund	.47%
Actual		$1,000.00	$1,037.80	$2.41-B
Hypothetical-C		$1,000.00	$1,022.77	$2.39-D
Fidelity Simplicity RMD 2010 Fund	.51%
Actual		$1,000.00	$1,042.40	$2.62-B
Hypothetical-C		$1,000.00	$1,022.57	$2.59-D
Fidelity Simplicity RMD 2015 Fund	.55%
Actual		$1,000.00	$1,047.00	$2.83-B
Hypothetical-C		$1,000.00	$1,022.37	$2.80-D
Fidelity Simplicity RMD 2020 Fund	.60%
Actual		$1,000.00	$1,051.60	$3.09-B
Hypothetical-C		$1,000.00	$1,022.12	$3.05-D
Fidelity Simplicity RMD 2025 Fund	.64%
Actual		$1,000.00	$1,068.60	$3.06-B
Hypothetical-C		$1,000.00	$1,021.92	$3.25-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period) for each fund, with the exception of Fidelity Simplicity RMD 2025 Fund and multiplied by 168/366 (to reflect the period August 16, 2019 to January 31, 2020) for Fidelity Simplicity RMD 2025 Fund. The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Simplicity RMD 2025 Fund

On May 16, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for Fidelity Simplicity RMD 2025 Fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board also considered FMRC's strength in managing asset allocation funds generally, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed class-level management fee rate, which will cover most expenses of the top-level fund and underlying funds. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate ranks above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes (including expenses of the underlying funds) used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the underlying funds in which the fund invests and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors that pay top-level management fees, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Simplicity RMD Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had changed its investment objective and implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Simplicity RMD 2025 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that, effective June 1, 2017, each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Service.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Investment Performance (for Simplicity RMD 2025 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

With respect to Simplicity RMD 2025 Fund, the Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract in May 2019. The Board noted that, because the fund did not commence operations until August 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Simplicity RMD 2005 Fund

Fidelity Simplicity RMD 2010 Fund

Fidelity Simplicity RMD 2015 Fund

Fidelity Simplicity RMD 2020 Fund

Fidelity Simplicity RMD Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2018. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund (including expenses of the Series Funds) ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund (except Simplicity RMD 2025 Fund) and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

SRD-SANN-0320
1.9881722.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 25, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 25, 2020